                                           SEMIANNUAL REPORT
                                           FEBRUARY 28, 2002

PRUDENTIAL
MUNICIPAL SERIES FUND/
FLORIDA SERIES

FUND TYPE
Municipal bond

OBJECTIVE
Maximize current income that is exempt
from federal income taxes, consistent with the preservation of capital and to invest in securities that will enable its shares to be exempt from the Florida intangibles tax

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Series' portfolio
holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark
of The Prudential Insurance Company of
America, Newark, NJ, and its affiliates.           PRUDENTIAL (LOGO)

Prudential Municipal Series Fund      Florida Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The investment objective of the Prudential
Municipal Series Fund/Florida Series
(the Series) is to maximize current
income that is exempt from federal
income taxes, consistent with the
preservation of capital and to invest in securities that will enable its shares to be exempt from the Florida intangibles tax.
However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are subject to the AMT. There can be no assurance that the Series will achieve its investment objective.

Portfolio Composition

Expressed as a percentage of
total investments as of 2/28/02
        54.3%   Revenue Bonds
        25.5    General Obligation Bonds
        14.8    Prerefunded
         4.3    Miscellaneous
         1.1    Cash Equivalents

Credit Quality

Expressed as a percentage of
total investments as of 2/28/02
         1.2%   AAA
        47.3    AAA Insured
        13.4    AA
         9.1    A
        11.0    BBB
         0.9    BB
        17.1    Not Rated* (Prudential ratings used):
                2.1    AAA
                3.2    BBB
                7.0    BB
                3.1    B
                1.7    Short-Term/Cash

*Not rated bonds are believed to be of
 comparable quality to rated investments.

Ten Largest Issuers

Expressed as a percentage of
net assets as of 2/28/02
    4.7%   Dade Cnty. Prof. Sports Franchise
           Facs.

    3.8    Brevard Cnty. Sch. Brd. Ctfs. of Part.*

    3.2    Alachua Cnty. Ind. Dev. Auth. Rev.

    2.8    Orlando Util. Cmty. Wtr. & Elec. Rev.

    2.6    Puerto Rico Tel. Auth. Rev.

    2.4    Lakeland Elec. & Wtr. Rev.

    2.3    Escambia Cnty. Hlth. Facs. Rev.

    2.3    Seacoast Util. Auth. Wtr. & Swr.

    2.3    Sunrise Util. Sys. Rev. Ref.

    2.2    Jacksonville Elec. Auth. Rev.,
           St. John's Rvr. Pwr. Park

*Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations. For details, see the Portfolio of Investments.

Holdings are subject to change.

                                     www.PruFN.com    (800) 225-1852

Semiannual Report    February 28, 2002

Cumulative Total Returns1                                As of 2/28/02

                                Six Months   One Year    Five Years        Ten Years       Since Inception2
Class A                            1.17%      5.78%    31.32% (31.19)    87.78% (79.26)    111.46% (99.87)
Class B                            1.05       5.52     29.22  (29.10)         N/A           53.52  (50.76)
Class C                            0.93       5.27     27.63  (27.51)         N/A           51.74  (47.15)
Class Z                            1.39       6.04     32.59  (32.47)         N/A           33.60  (33.35)
Lipper FL Muni Debt Funds Avg.3    1.14       5.80         28.73             81.73                   ***
Lehman Brothers Muni Bond Index4   1.99       6.84         36.15             95.13                   ****

Average Annual Total Returns1                             As of 3/31/02

              One Year    Five Years      Ten Years     Since Inception2
 Class A       0.19%     4.88% (4.86)    5.99% (5.50)    6.43% (5.89)
 Class B      -1.89      5.04  (5.02)         N/A        5.52  (5.27)
 Class C       0.78      4.73  (4.71)         N/A        4.60  (4.21)
 Class Z       3.44      5.73  (5.71)         N/A        5.26  (5.22)

Distributions and Yields                          As of 2/28/02


          Total Distributions    30-Day     Taxable Equivalent Yield5 at Tax Rates of
          Paid for Six Months   SEC Yield                   36%    38.6%
Class A          $0.25            3.77%                   5.89%    6.14%
Class B          $0.24            3.64                    5.69     5.93
Class C          $0.23            3.35                    5.23     5.46
Class Z          $0.26            4.13                    6.45     6.73

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments LLC and
  Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for
  Class B shares. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses. The cumulative and average annual total returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.
2 Inception dates: Class A, 12/28/90; Class
  B, 8/1/94; Class C, 7/26/93; and Class Z,
  12/6/96.
3 The Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the six-month, one-year, five-year, ten-year, and since inception periods in the Lipper Florida
  Municipal Debt Funds category. Single-State
  Municipal Debt Funds limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt).
4 The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.
5 Taxable equivalent yields reflect federal and applicable state tax rates.
  Investors cannot invest directly in an
  index. The returns for the Lipper Average and the Lehman Brothers Municipal Bond Index would be lower if they included the effect of sales charges or taxes.
 ***Lipper Since Inception returns are
    104.66% for Class A, 54.00% for Class B,
    54.86% for Class C, and 29.17% for Class Z, based on all funds in each share class.
****Lehman Brothers Municipal Bond Index
    Since Inception returns are 119.39% for
    Class A, 64.56% for Class B, 67.64% for
    Class C, and 37.08% for Class Z, based
    on all funds in each share class.

PRUDENTIAL (LOGO)                  April 17, 2002

DEAR SHAREHOLDER,
Our fiscal half-year ended February 28,
2002, was a noteworthy time in the municipal bond market. The U.S. economy slid into a recession for the first time in a decade even as the Federal Reserve continued to cut short-term interest rates in order to stimulate economic growth. In turn, state and local governments took advantage of the lower-rate environment by issuing a huge volume of bonds that, at times, hurt prices of outstanding bonds. Despite these obstacles, municipal bonds managed to return
1.99% over the period, outpacing the -1.67% return of the stock market as measured by the Lehman Brothers Municipal Bond and S&P
500 Composite index averages, respectively.

These numbers reflect a historic precedent concerning the behaviors of the equity and bond markets. Over time, these markets have moved counter to each other--that is, when one moves up, the other moves down, and vice versa. This underscores the importance of diversifying your investments among the different asset classes of fixed income, equities, and cash. Your financial professional can help determine the suitability of these investments, given your risk profile and long-term goals, as well as the appropriate mix to help you meet your investment needs.

The Series' investment adviser discusses developments in the municipal market and explains the Series' investments on the following pages.

Sincerely,


David R. Odenath, Jr., President
Prudential Municipal Series Fund

Prudential Municipal Series Fund      Florida Series

Semiannual Report    February 28, 2002

INVESTMENT ADVISER'S REPORT

PERFORMANCE
Florida Series' Class A shares returned
1.17% (without considering sales charges) for our six-month reporting period ended
February 28, 2002, compared with the 1.14% return of its benchmark Lipper Florida Municipal
Debt Funds Average. For investors subject to the Class A shares' one-time initial sales charge, the Class A shares returned -1.86% for the same period.

A CHALLENGING SIX MONTHS FOR MUNICIPAL BONDS
The returns of the Series and its benchmark
Lipper Average largely reflect the
challenging conditions in the municipal bond market. Tax-exempt bonds faced two hurdles early in our reporting period. First, investors worried that declining short-term interest rates and lower taxes would eventually reinvigorate the U.S. economy and lead to higher interest rates. This belief caused them to demand higher yields on municipal bonds in the final two months of 2001, which drove bond prices lower. Second, state and local governments hurriedly issued new bonds in the final two months of 2001 because they also feared that short-term rates would rise in 2002. This burgeoning supply of debt securities often outpaced investor demand, thereby weighing on municipal bond prices.

OUR COUPON "BARBELL" STRATEGY
Faced with this challenging market
environment, we employed a barbell strategy
in which the Series' assets were
concentrated primarily in two types of
municipal bond coupons. One side of our
barbell consisted of intermediate-term bonds
with high coupon rates that provided the
Series with considerable interest income.
Prices of these bonds tend to hold up
relatively well when the municipal bond
market sells off because investors want the
solid income that they provide. The other
side of the barbell consisted of zero coupon
bonds. Zero coupon bonds are so named
because they pay no interest income and
are sold at discounted prices to make up
for their lack of periodic interest
payments. Zero coupon bonds are the most
interest-rate sensitive of all bonds, and
perform better than other types of debt
securities when interest rates decline and
bond prices move higher. Thus, we held zero
coupon bonds for their potential price
appreciation.
                                         3

Prudential Municipal Series Fund      Florida Series

Semiannual Report    February 28, 2002

As it turned out, both sides of our barbell suffered in November and December 2001, though not to the same extent. Municipalities issued a barrage of bonds with high coupon rates in late 2001 knowing that there was strong investor demand for them. However, the heavy supply temporarily hurt the prices of these bonds. Meanwhile, zero coupon bonds were hard hit by fears that an imminent economic recovery would drive interest rates higher.
The Series' exposure to zero coupon bonds, such as those of the Florida State Municipal
Loan Council, hurt its performance on an absolute basis and in relation to its benchmark Lipper Average.

REBALANCING OUR COUPON BARBELL
In response to the bearish market conditions in late 2001, we sold some of the Series' zero coupon bonds in early 2002 and bought more bonds with high coupon rates. High coupon bonds began to improve in early 2002 as the "January effect" took hold. The
January effect refers to an annual
occurrence that drives municipal bond prices higher (and their yields lower) as investors reinvest cash from coupon payments, bond calls, and maturing bonds. During this time, municipal bond issuance slowed to a trickle as most state and local governments had not initiated borrowing for the new calendar year. Having an increased exposure to high coupon bonds during our reporting period benefited the Series.

The Series was also aided by its exposure to bonds issued by Alachua County, Florida
Industrial Development Authority on behalf of HB Fuller, a manufacturer of chemical products. These bonds improved in value because the company's overall lower-cost structure has enhanced its competitive position.

                                     www.PruFN.com    (800) 225-1852

LOOKING AHEAD
In 2002, we expect an increase in the amount of municipal bonds issued to raise "new" money compared with bonds sold for that purpose last year. State and local governments issue bonds primarily for two reasons--to raise new money to pay for projects and services and to replace older, higher-cost debt securities. (The latter reason enables those governments to save on interest expenses.) Plagued by revenue shortfalls, many state and local governments will be inclined to borrow money this year while interest rates are still at relatively low levels.

Given our belief that the economy will
continue to rebound during 2002, we will look to increase exposure to the single-family housing bond sector. These securities afford higher relative current yields, and should benefit as the economy recovers and the risk of significant mortgage prepayments subsides.

Prudential Municipal Series Fund Management Team

       Prudential Municipal Series Fund     Florida Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)

                                                                           Principal
                                         Moody's    Interest    Maturity   Amount         Value
Description (a)                          Rating     Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.0%
Alachua Cnty. Ind. Dev. Auth. Rev.,
 H.B. Fuller Co. Proj.                   NR         7.75%       11/01/16   $    3,000(f)  $ 3,033,150
Arbor Greene Cmty. Dev. Dist.,
 Florida Assmt. Rev.                     NR         5.75         5/01/06          141         141,557
 Florida Assmt. Rev.                     NR         6.50         5/01/07          290         294,535
 Florida Assmt. Rev.                     NR         6.30         5/01/19          330         334,333
Bayside Impvt. Cmty. Dev. Dist.,
 Florida Cap. Impvt. Rev., Ser. A        NR         6.30         5/01/18        1,000       1,007,500
Brevard Cnty. Edl. Facs. Auth. Rev.
 Ref., Florida Inst. of Tech.            BBB-(c)    6.875       11/01/22        1,500       1,539,990
Brevard Cnty. Sch. Brd., Ctfs. of
 Part., Ser. A, A.M.B.A.C.               Aaa        6.50         7/01/12        3,500(b)    3,630,550
Broward Cnty. Hlth. Facs. Auth., North
 Beach Hosp., M.B.I.A.                   Aaa        6.75         8/15/06        1,000       1,020,440
Connecticut St. Dev. Auth. Poll. Ctrl.
 Rev. Ref., Ct. Light & Pwr. A           A3         5.85         9/01/28        1,000       1,019,710
Dade Cnty. Aviation Dept. Rev., Ser.
 B, A.M.T., M.B.I.A.                     Aaa        6.00        10/01/24        1,500       1,583,955
Dade Cnty. Hlth. Facs. Auth. Rev.,
 Baptist Hosp. of Miami Proj., Ser. A,
 E.T.M., M.B.I.A.                        Aaa        6.75         5/01/08          500(e)      561,685
Dade Cnty. Prof. Sports Franchise
 Facs. Tax Rev., E.T.M., M.B.I.A.        Aaa        5.25        10/01/30        4,300       4,502,788
Duval Cnty. Hsg. Fin. Auth. Rev.,
 Sngl. Fam. Mtge., A.M.T., G.N.M.A.      AAA(c)     8.375       12/01/14           85(e)       85,691
Escambia Cnty. Hlth. Facs. Rev.,
 Florida Hlth. Care Facs. Loan           Aaa        5.95         7/01/20        2,000       2,221,120
Florida Hsg. Fin. Corp. Rev.,
 Cypress Trace Apts., Ser. G, A.M.T.     NR         6.60         7/01/38        1,204       1,149,061
 Westchase Apts., Ser. B, A.M.T.         NR         6.61         7/01/38        1,500       1,442,070
Florida Intergovtl. Fin., Ser. C-1,
 A.M.B.A.C.                              Aaa        5.00         2/01/19        1,410       1,422,605
Florida St. Brd. Educ. Cap. Outlay,
 Pub. Educ., Ser. C, F.G.I.C., G.O.      Aaa        5.50         6/01/16        1,000       1,082,220
Florida St. Brd. Educ. Lottery Rev.,
 Ser. A, F.G.I.C.                        Aaa        5.75         7/01/19        1,500       1,624,110

    6                                      See Notes to Financial Statements

   Prudential Municipal Series Fund     Florida Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                           Principal
                                         Moody's    Interest    Maturity   Amount         Value
Description (a)                          Rating     Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
Florida St. Mun. Loan Council Rev.,
 Cap. Apprec., Ser. A, G.O.              Aaa        Zero         4/01/22   $    1,520     $   525,175
 Cap. Apprec., Ser. A, G.O.              Aaa        Zero         4/01/23        1,520         494,046
 Cap. Apprec., Ser. A, G.O.              Aaa        Zero         4/01/24        1,520         466,397
Highlands Cnty. Florida Hlth. Facs.
 Auth. Rev., Hosp. Adventist/Sunbelt,
 Ser. A                                  Baa1       6.00%       11/15/31        1,000       1,009,110
Hillsborough Cnty. Ind. Dev. Auth.
 Poll. Ctrl. Rev., Tampa Elec. Proj.,
 Ser. 92                                 A1         8.00         5/01/22        1,750       1,818,355
Indigo Cmty. Dev. Dist. Cap. Impvt.
 Rev., Ser. B                            NR         6.40         5/01/06        1,470       1,487,493
Jacksonville Elec. Auth. Rev.,
 Elec. Sys., Ser. A                      Aa2        6.00        10/01/30        1,000       1,066,280
 St. Johns Rvr. Pwr. Park Issue 2,
 Ser. 7                                  Aa2        Zero        10/01/10        3,000       2,083,260
Jacksonville Florida Econ. Dev. Comn.
 Hlth. Care Facs. Rev., Mayo Clinic
 Jacksonville, Ser. A                    Aa2        5.50        11/15/36        1,000       1,006,830
Jacksonville Florida Sales Tax Rev.,
 A.M.B.A.C.                              Aaa        5.50        10/01/18        1,000       1,062,740
Jacksonville Hlth. Facs. Auth. Hosp.
 Rev., Nat'l. Benevolent Assoc.          Baa2       7.00        12/01/22        1,825       1,858,489
Jacksonville Swr. & Solid Wste. Disp.
 Facs. Rev., Anheuser Busch Proj.,
 A.M.T.                                  A1         5.875        2/01/36        1,000       1,031,630
Jacksonville Wtr. & Swr. Dev. Rev.,
 Suburban Utils., A.M.T.                 A3         6.75         6/01/22        1,000       1,023,680
 United Wtr. Proj., A.M.T., A.M.B.A.C.   Aaa        6.35         8/01/25        1,500       1,645,575
Lakeland Elec. & Wtr. Rev.               AA-(c)     5.625       10/01/36        2,000(b)    2,258,460
Lexington Oaks Cmty. Dev. Dist. Rev.,
 Ser. B                                  NR         6.70         5/01/07          850         870,732
Martin Cnty. Ind. Dev. Auth. Rev.,
 Indiantown Cogen. Proj., Ser. A,
 A.M.T.                                  Baa3       7.875       12/15/25        1,200       1,230,024
Maryland St. Cmty. Dev. Admin. Dept.
 Hsg. & Cmty. Dev., Cmty. Dev., Ser. A   Aa2        5.875        7/01/21          500         510,335

    See Notes to Financial Statements                                      7

   Prudential Municipal Series Fund     Florida Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                           Principal
                                         Moody's    Interest    Maturity   Amount         Value
Description (a)                          Rating     Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
Maryland St. Hlth. and Higher Educ.
 Facs., Auth. Rev.                       Baa1       6.75%        7/01/30   $      500     $   542,055
Melbourne Florida Wtr. & Swr. Rev.,
 Cap. Apprec., F.G.I.C.                  Aaa        Zero        10/01/23        3,930       1,251,666
 Cap. Apprec., F.G.I.C.                  Aaa        Zero        10/01/26        1,500         403,620
Miami Dade Cnty. Florida Sch. Brd.,
 Ser. A, F.S.A.                          Aaa        6.00        10/01/17        1,000       1,102,950
Miami Spec. Oblig., Admn. Bldg.
 Acquis. Proj., F.G.I.C.                 Aaa        6.00         2/01/16        1,000       1,097,830
Minnesota Ag. & Econ. Dev., Fairview
 Hlth. Care Sys., Ser. A                 A2         6.375       11/15/22        1,000       1,056,590
Mirimar Wste. Wtr. Imprvt. Assmt.
 Rev., F.G.I.C.                          Aaa        6.75        10/01/16        1,590(b)    1,786,476
New Jersey Econ. Dev. Auth. Spec.
 Facs. Rev., Continental Airlines Inc.
 Proj., A.M.T.                           B3         7.00        11/15/30        1,000         887,980
Oakstead Cmty. Dev. Dist., Cap.
 Impvt., Ser. B                          NR         6.50         5/01/07        1,000       1,007,730
Okaloosa Cnty. Cap. Impvt. Rev.,
 M.B.I.A.                                Aaa        Zero        12/01/06          450         382,946
Orange Cnty. Hsg. Fin. Auth. Rev.,
 Multi. Fam. Ashley Point Apts.,
 Ser. A, A.M.T.                          BBB+(c)    6.85        10/01/16        1,200       1,203,192
 Ser. A, A.M.T.                          BBB+(c)    7.10        10/01/24          855         857,266
Orlando Util. Cmty., Wtr. & Elec.
 Rev., Ser. D                            Aa2        6.75        10/01/17        2,200       2,678,962
Palm Beach Cnty. Florida Public Impvt.
 Rev., Convention Ctr. Proj., F.G.I.C.   Aaa        5.50        11/01/14        1,055       1,150,783
Palm Beach Cnty. Hlth. Facs. Auth.
 Rev., Good Samaritan Hlth. Sys.         AAA(c)     6.30        10/01/22        1,000(b)    1,074,850
Pembroke Pines Pub. Impvt. Rev.,
 A.M.B.A.C.                              Aaa        5.50        10/01/16        1,360       1,474,716
Pennsylvania Econ. Dev. Fin. Auth.,
 Exempt Facs. Rev., Ser. A               A3         6.125       11/01/21          700         707,581
Pensacola Hlth. Facs. Auth. Rev.,
 Daughters of Charity, M.B.I.A.          AAA(c)     5.25         1/01/11        1,600(b)    1,664,544

    8                                      See Notes to Financial Statements

   Prudential Municipal Series Fund     Florida Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                           Principal
                                         Moody's    Interest    Maturity   Amount         Value
Description (a)                          Rating     Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
Polk Cnty. Ind. Dev. Auth., Sld. Wste.
 Disp. Fac. Rev., Tampa Elec. Co.
 Proj., A.M.T.                           Aa3        5.85%       12/01/30   $    1,000     $ 1,029,840
Puerto Rico Comnwlth.,
 Cap. Apprec. Ref., M.B.I.A., IBC BNY,
 G.O.                                    NR         10.139       7/01/12        1,500       1,940,910
 Cap. Apprec. Ref., M.B.I.A., IBC BNY,
 G.O.                                    Aaa        Zero         7/01/16        2,000       1,039,120
Puerto Rico Ind. Tourist Ed., Cogen
 Facs. Proj., A.M.T.                     Baa2       6.625        6/01/26        1,500       1,559,955
Puerto Rico Pub. Fin. Corp., Comnwlth.
 Approp., Ser. E                         Baa3       5.70         8/01/25          500         517,360
Puerto Rico Tel. Auth. Rev., Ser. I,
 M.B.I.A., R.I.B.S.                      Aaa        9.298        1/16/15        2,250(b)(d)   2,462,670
Seacoast Util. Auth. Wtr. & Swr.
 Util., Sys. Rev., F.G.I.C.              Aaa        5.50         3/01/16        2,000       2,201,780
South Broward Hosp. Dist. Rev.           A1         5.60         5/01/27        1,000       1,003,040
Sunrise Pub. Facs. Rev., Cap Apprec.,
 Ser. B, M.B.I.A.                        Aaa        Zero        10/01/20        1,120         427,358
Sunrise Util. Sys. Rev., Ref.,
 A.M.B.A.C.                              Aaa        5.50        10/01/18        2,000       2,178,000
Tallahasse Florida Hlth. Facs. Rev.,
 Tallahasse Memorial Hlthcare Proj.      A3         6.25        12/01/20          500         522,910
Tampa Sports Auth. Rev., Tampa Bay
 Arena Proj., M.B.I.A., G.O.             Aaa        5.75        10/01/25        1,000       1,119,560
Tampa Sports Auth. Rev., Tampa Bay
 Arena Proj., M.B.I.A., G.O.             Aaa        5.75        10/01/20        1,000       1,117,240
Tobacco Settlement Fin. Corp., Ser.
 2001B                                   A1         5.875        5/15/39        1,000         978,460
Triborough Bridge & Tunnel Auth. New
 York Rev., Gen. Purpose, Ser. A         Aa3        5.125        1/01/17        1,000       1,025,730
Utah St. Hsg. Fin. Agcy. Sngl. Fam.
 Mtge., Ser. F Class II, A.M.T.          Aa2        6.125        1/01/27          950         998,745
Virgin Islands Pub. Fin. Auth. Rev.,
 Gross Rcpts. Taxes Loan, Ser. A         BBB-(c)    6.50        10/01/24          500         539,115
Vista Lakes Cmty. Dev. Dist. Cap.
 Impvt., Rev.                            NR         6.35         5/01/05          785         788,956

    See Notes to Financial Statements                                      9

   Prudential Municipal Series Fund     Florida Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                           Principal
                                         Moody's    Interest    Maturity   Amount         Value
Description (a)                          Rating     Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
Volusia Cnty. Edl. Fac. Auth. Rev.,
 Embry Riddle Univ.,
 CONNIE LEE                              AAA(c)     6.625%      10/15/22   $    1,000(b)  $ 1,052,690
Winter Springs Florida Wtr. &
 Swr. Rev.,
 Cap. Apprec. Ref., F.G.I.C.             Aaa        Zero        10/01/29        1,875         449,963
 Cap. Apprec. Ref., F.G.I.C.             Aaa        Zero        10/01/28        1,875         474,337
Wisconsin St. Hlth. & Educ. Facs.
 Auth. Rev., Oakwood Village Proj.,
 Ser. A                                  NR         7.625        8/15/30        1,000       1,023,450
                                                                                          -----------
Total long-term investments
 (cost $88,378,534)                                                                        93,928,607
                                                                                          -----------
SHORT-TERM INVESTMENTS  1.0%
Hillsborough Cnty. Ind. Dev. Auth.
 Poll. Ctrl. Rev., Ref., Tampa Elec.
 Co. Gannon, F.R.D.D.                    VMIG1      1.45         3/01/02          500(g)      500,000
Tampa Sports Auth. Rev. Mun. Secs. Tr.
 Rcpts. Series SGA 61, F.R.D.D.          A-1+       1.35         3/01/02          500(g)      500,000
                                                                                          -----------
Total short-term investments
 (cost $1,000,000)                                                                          1,000,000
                                                                                          -----------
Total Investments  99.0%
 (cost $89,378,534; Note 5)                                                                94,928,607
Other assets in excess of
 liabilities  1.0%                                                                            940,131
                                                                                          -----------
Net Assets  100%                                                                          $95,868,738
                                                                                          -----------
                                                                                          -----------

    10                                     See Notes to Financial Statements

   Prudential Municipal Series Fund     Florida Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    CONNIE LEE--College Construction Loan Insurance Association.
    E.T.M.--Escrowed to Maturity.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note (g).
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    G.O.--General Obligation.
    M.B.I.A.--Municipal Bond Insurance Corporation.
    R.I.B.S.--Residential Interest Bonds.
(b) All or partial prerefunded issues are secured by escrowed cash and/or direct U.S guaranteed obligations.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(e) Partial principal amount pledged as collateral for financial futures contracts.
(f) All or partial portion of security is segregated as collateral for extended settlement security.
(g) For purposes of amortized cost valuation, the maturity date of floating rate demand notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund     Florida Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 28, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $89,378,534)                            $94,928,607
Interest receivable                                                   1,458,488
Receivable for Series shares sold                                       297,585
Other assets                                                              2,086
                                                                 -----------------
      Total assets                                                   96,686,766
                                                                 -----------------
LIABILITIES
Payable to custodian                                                    644,670
Dividends payable                                                        40,714
Management fee payable                                                   36,235
Payable for Series shares reacquired                                     31,430
Accrued expenses                                                         30,478
Distribution fee payable                                                 24,584
Deferred trustees' fees                                                   8,691
Due to broker--variation margin on futures contracts                      1,226
                                                                 -----------------
      Total liabilities                                                 818,028
                                                                 -----------------
NET ASSETS                                                          $95,868,738
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $    90,606
   Paid-in capital in excess of par                                  90,467,931
                                                                 -----------------
                                                                     90,558,537
   Accumulated net realized loss on investments                        (239,446)
   Net unrealized appreciation on investments                         5,549,647
                                                                 -----------------
Net assets, February 28, 2002                                       $95,868,738
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund     Florida Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                 February 28, 2002
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($65,351,406 / 6,176,633 shares of beneficial interest
      issued and outstanding)                                            $10.58
   Maximum sales charge (3% of offering price)                              .33
                                                                 -----------------
   Maximum offering price to public                                      $10.91
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($23,762,249 / 2,245,574 shares of beneficial
      interest issued and outstanding)                                   $10.58
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share
      ($5,760,808 / 544,412 shares of beneficial interest
      issued and outstanding)                                            $10.58
   Sales charge (1% of offering price)                                      .11
                                                                 -----------------
   Offering price to public                                              $10.69
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($994,275 / 94,004 shares of beneficial interest issued
      and outstanding)                                                   $10.58
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund     Florida Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 2,768,980
                                                                 -----------------
Expenses
   Management fee                                                       239,309
   Distribution fee--Class A                                             81,600
   Distribution fee--Class B                                             59,429
   Distribution fee--Class C                                             21,676
   Custodian's fees and expenses                                         38,000
   Reports to shareholders                                               32,000
   Registration fees                                                     18,000
   Transfer agent's fees and expenses                                    13,000
   Legal fees and expenses                                                8,000
   Trustees' fees                                                         7,000
   Audit fee                                                              5,000
   Miscellaneous                                                          3,306
                                                                 -----------------
      Total expenses                                                    526,320
                                                                 -----------------
Net investment income                                                 2,242,660
                                                                 -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
   Investment transactions                                              272,883
   Financial futures transactions                                        17,114
   Interest rate swap                                                    46,854
                                                                 -----------------
                                                                        336,851
                                                                 -----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                       (1,472,015)
   Interest rate swap                                                   (13,047)
   Financial futures                                                       (426)
                                                                 -----------------
                                                                     (1,485,488)
                                                                 -----------------
Net loss on investments                                              (1,148,637)
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,094,023
                                                                 -----------------
                                                                 -----------------

    14                                     See Notes to Financial Statements

       Prudential Municipal Series Fund     Florida Series
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months             Year
                                                       Ended               Ended
                                                 February 28, 2002    August 31, 2001
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                            $ 2,242,660        $   4,765,435
   Net realized gain on investment
      transactions                                      336,851              380,952
   Net change in unrealized appreciation
      (depreciation) of investments                  (1,485,488)           4,123,308
                                                 -----------------    ---------------
   Net increase in net assets resulting from
      operations                                      1,094,023            9,269,695
                                                 -----------------    ---------------
Dividends and Distributions (Note 1):
   Dividends from net investment income
      Class A                                        (1,557,745)          (3,340,434)
      Class B                                          (538,568)          (1,142,790)
      Class C                                          (123,901)            (252,467)
      Class Z                                           (22,446)             (29,744)
                                                 -----------------    ---------------
                                                     (2,242,660)          (4,765,435)
                                                 -----------------    ---------------
   Distributions in excess of net investment
      income
      Class A                                                --               (1,002)
      Class B                                                --                 (342)
      Class C                                                --                  (84)
      Class Z                                                --                   (7)
                                                 -----------------    ---------------
                                                             --               (1,435)
                                                 -----------------    ---------------
Series share transactions (net of share
   conversions)
   (Note 6):
   Net proceeds from shares sold                      5,422,811           12,520,767
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                     943,513            2,163,469
   Cost of shares reacquired                         (9,256,339)         (16,774,786)
                                                 -----------------    ---------------
   Net decrease in net assets from Series
      share transactions                             (2,890,015)          (2,090,550)
                                                 -----------------    ---------------
Total increase (decrease)                            (4,038,652)           2,412,275
NET ASSETS
Beginning of period                                  99,907,390           97,495,115
                                                 -----------------    ---------------
End of period                                       $95,868,738        $  99,907,390
                                                 -----------------    ---------------
                                                 -----------------    ---------------

    See Notes to Financial Statements                                     15

       Prudential Municipal Series Fund     Florida Series
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund, (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of six series. The monies of each series are invested in separate, independently managed portfolios. The Florida Series (the 'Series') commenced investment operations on December 28, 1990. The Series is nondiversified and seeks to achieve its investment objective of providing the maximum amount of income that is exempt from federal income taxes with the minimum of risk, and investing in securities which will enable its shares to be exempt from the Florida intangibles tax by investing in 'investment grade' tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    The Series values municipal securities
(including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

       Prudential Municipal Series Fund     Florida Series
             Notes to Financial Statements (Unaudited) Cont'd.

      The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Inverse Floaters:    The Series invests in variable rate securities
commonly called 'inverse floaters'. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a 'leverage factor' whereby the interest rate moves inversely by a 'factor' to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

      Interest Rate Swaps:    The Series may enter into interest rate swaps. An
interest rate swap agreement is an agreement between two parties to exchange a series of cash flows at specified intervals. Based on a notional amount, each party pays an interest rate. Interest on the securities in the swap are valued daily at current market value and any unrealized gain (loss) is included in the net unrealized appreciation or depreciation on investments. Gain (loss) is realized on the termination date of the swap and is equal to the difference between the Series' basis in the swap and the proceeds of the closing transactions, including fees. During the period that the swap is open, the Series may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. However, the Series does not anticipate non-performance by any counterparty.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and discounts paid on purchases of debt securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. Prior to January 1, 2001, the Series did not amortize premiums on debt securities. Upon initial adoption, the Series was required to adjust the cost of its fixed-income securities by the cumulative amounts
                                                                          17

       Prudential Municipal Series Fund     Florida Series
             Notes to Financial Statements (Unaudited) Cont'd.

that would have been recognized had the amortization been in effect from the purchase date of each holding. Adopting this accounting principle does not affect the Series' net asset value, but could change the classification of certain amounts between interest income and realized gain (loss) in the Statement of Operations. The Series has determined that the impact of the adoption of this principle is not material to the financial statements; therefore, no reclassifications have been recorded in the financial statements.

      Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the Series' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'), formerly known as Prudential Investments Fund Management LLC. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'), formerly known as The Prudential Investment Corporation. The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Series. The Series

       Prudential Municipal Series Fund     Florida Series
             Notes to Financial Statements (Unaudited) Cont'd.

compensates PIMS for distributing and servicing the Series' Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans') regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly.

      Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the period ended February 28, 2002.

      PIMS has advised the Series that they have received approximately $11,000 and $3,600 in front-end sales charges resulting from sales of Class A and C shares, respectively during the six months ended February 28, 2002. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that for the six months ended February 28, 2002, they received approximately $43,100 and $1,600 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Series, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. Effective September 14, 2001, the maximum commitment under the SCA was increased from $500 million to $930 million through December 31, 2001. Effective January 1, 2002, the commitment was reduced to $500 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is May 3, 2002. Prior to March 7, 2001, the maximum commitment was $1 billion. All other terms and conditions are unchanged. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended February 28, 2002, the Series incurred fees of approximately
                                                                          19

       Prudential Municipal Series Fund     Florida Series
             Notes to Financial Statements (Unaudited) Cont'd.

$10,000 for the services of PMFS. As of February 28, 2002, approximately $1,700 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 2002 were $16,204,595 and $19,412,898, respectively.

      During the six months ended February 28, 2002, the Series entered into financial futures contracts. Details of financial futures contracts open at period end are as follows:

                                                 Value at       Value at
Number of                       Expiration     February 28,      Trade         Unrealized
Contracts          Type            Date            2002           Date        Depreciation
---------     --------------    -----------    ------------     --------     --------------
                Long: U.S.
                 Treasury
     8         Bond Futures     5/25/02          $823,250       $823,676         $ (426)

Note 5. Distributions and Tax Information
Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

      For federal income tax purposes, the Series had a capital loss carryforward at August 31, 2001 of approximately $575,047 of which $134,979 expires in 2008 and $440,068 expires in 2009. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amount.

      The United States federal income tax basis of the Series' investments and the net unrealized depreciation as of February 28, 2002 were as follows:

                                                         Net
  Tax Basis                                           Unrealized
of Investments     Appreciation     Depreciation     Appreciation
--------------     ------------     ------------     ------------
 $ 89,378,534       $ 7,035,135      $ 1,485,062      $ 5,550,073

Note 6. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the

       Prudential Municipal Series Fund     Florida Series
             Notes to Financial Statements (Unaudited) Cont'd.

period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Special exchange privileges are also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 28, 2002:
Shares sold                                                      109,715    $  1,153,554
Shares issued in reinvestment of dividends                        61,567         648,658
Shares reacquired                                               (387,212)     (4,086,720)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (215,930)     (2,284,508)
Shares issued upon conversion from Class B                        66,547         696,787
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (149,383)   $ (1,587,721)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                      409,016    $  4,274,908
Shares issued in reinvestment of dividends                       144,784       1,507,012
Shares reacquired                                             (1,058,830)    (11,033,028)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (505,030)     (5,251,108)
Shares issued upon conversion from Class B                       112,992       1,170,630
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (392,038)   $ (4,080,478)
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Six months ended February 28, 2002:
Shares sold                                                      311,985    $  3,277,238
Shares issued in reinvestment of dividends                        19,057         200,831
Shares reacquired                                               (405,554)     (4,271,642)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     (74,512)       (793,573)
Shares issued upon conversion from Class A                       (66,547)       (696,787)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (141,059)   $ (1,490,360)
                                                              ----------    ------------
                                                              ----------    ------------

                                                                          21

       Prudential Municipal Series Fund     Florida Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended August 31, 2001:
Shares sold                                                      587,509    $  6,118,306
Shares issued in reinvestment of dividends                        46,467         484,036
Shares reacquired                                               (371,050)     (3,874,992)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     262,926       2,727,350
Shares reacquired upon conversion into Class A                  (112,993)     (1,170,630)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    149,933    $  1,556,720
                                                              ----------    ------------
                                                              ----------    ------------
Class C
------------------------------------------------------------
Six months ended February 28, 2002:
Shares sold                                                       60,249    $    634,680
Shares issued in reinvestment of dividends                         6,883          72,532
Shares reacquired                                                (70,154)       (734,497)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     (3,022)   $    (27,285)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                       95,768    $    993,305
Shares issued in reinvestment of dividends                        13,890         144,684
Shares reacquired                                                (95,730)     (1,001,572)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     13,928    $    136,417
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Six months ended February 28, 2002:
Shares sold                                                       33,849    $    357,339
Shares issued in reinvestment of dividends                         2,041          21,492
Shares reacquired                                                (15,474)       (163,480)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     20,416    $    215,351
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                      108,011    $  1,134,248
Shares issued in reinvestment of dividends                         2,660          27,737
Shares reacquired                                                (82,350)       (865,194)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     28,321    $    296,791
                                                              ----------    ------------
                                                              ----------    ------------

                                                        SEMI ANNUAL REPORT
                                                        FEBRUARY 28, 2002
            PRUDENTIAL
            MUNICIPAL SERIES FUND
--------------------------------------------------------------------------------

                                                        FINANCIAL HIGHLIGHTS

       Prudential Municipal Series Fund     Florida Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.70
                                                                     --------
Income from investment operations
Net investment income                                                     .25
Net realized and unrealized gain (loss) on investment
transactions                                                             (.12)
                                                                     --------
      Total from investment operations                                    .13
                                                                     --------
Less distributions
Dividends from net investment income                                     (.25)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
                                                                     --------
      Total distributions                                                (.25)
                                                                     --------
Net asset value, end of period                                        $ 10.58
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         1.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $65,352
Average net assets (000)                                              $65,821
Ratios to average net assets:
   Expenses, including distribution fees and service (12b-1)
      fees                                                               1.01%(d)
   Expenses, excluding distribution fees and service (12b-1)
      fees                                                                .76%(d)
   Net investment income                                                 4.77%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                 15%

------------------------------
(a) Net of expense subsidy and fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    24                                     See Notes to Financial Statements

       Prudential Municipal Series Fund     Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  10.23             $  10.18             $  10.74             $  10.41             $  10.11
    --------             --------             --------             --------             --------
         .51                  .51                  .50                  .52                  .54(a)
         .47                  .05                 (.56)                 .33                  .31
    --------             --------             --------             --------             --------
         .98                  .56                 (.06)                 .85                  .85
    --------             --------             --------             --------             --------
        (.51)                (.51)                (.50)                (.52)                (.54)
          --(c)                --                   --(c)                --                 (.01)
          --                   --                   --(c)                --                   --
    --------             --------             --------             --------             --------
        (.51)                (.51)                (.50)                (.52)                (.55)
    --------             --------             --------             --------             --------
    $  10.70             $  10.23             $  10.18             $  10.74             $  10.41
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
        9.91%                5.73%                (.61)%               8.34%                8.65%
    $ 67,712             $ 68,701             $ 77,398             $ 88,045             $ 92,579
    $ 68,365             $ 71,083             $ 84,810             $ 90,437             $ 97,700
         .98%                 .98%                 .89%                 .80%                 .57%(a)
         .73%                 .73%                 .69%                 .70%                 .47%(a)
        4.89%                5.06%                4.72%                4.89%                5.32%(a)
          36%                  41%                  13%                  35%                  22%

    See Notes to Financial Statements                                     25

       Prudential Municipal Series Fund     Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.71
                                                                     --------
Income from investment operations
Net investment income                                                     .24
Net realized and unrealized gain (loss) on investment
transactions                                                             (.13)
                                                                     --------
      Total from investment operations                                   (.11)
                                                                     --------
Less distributions
Dividends from net investment income                                     (.24)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
                                                                     --------
      Total distributions                                                (.24)
                                                                     --------
Net asset value, end of period                                        $ 10.58
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         1.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $23,762
Average net assets (000)                                              $23,969
Ratios to average net assets:
   Expenses, including distribution fees and service (12b-1)
      fees                                                               1.26%(d)
   Expenses, excluding distribution fees and service (12b-1)
      fees                                                                .76%(d)
   Net investment income                                                 4.53%(d)

------------------------------
(a) Net of expense subsidy and fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    26                                     See Notes to Financial Statements

       Prudential Municipal Series Fund     Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  10.23             $  10.18             $  10.74             $  10.41             $  10.11
    --------             --------             --------             --------             --------
         .48                  .48                  .47                  .48                  .50(a)
         .48                  .05                 (.56)                 .33                  .31
    --------             --------             --------             --------             --------
         .96                  .53                 (.09)                 .81                  .81
    --------             --------             --------             --------             --------
        (.48)                (.48)                (.47)                (.48)                (.50)
          --(c)                --                   --(c)                --                 (.01)
          --                   --                   --(c)                --                   --
    --------             --------             --------             --------             --------
        (.48)                (.48)                (.47)                (.48)                (.51)
    --------             --------             --------             --------             --------
    $  10.71             $  10.23             $  10.18             $  10.74             $  10.41
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
        9.64%                5.46%                (.91)%               7.91%                8.22%
    $ 25,551             $ 22,875             $ 24,626             $ 22,755             $ 18,820
    $ 24,655             $ 23,191             $ 24,665             $ 21,154             $ 17,565
        1.23%                1.23%                1.19%                1.20%                 .97%(a)
         .73%                 .73%                 .69%                 .70%                 .47%(a)
        4.64%                4.81%                4.43%                4.49%                4.92%(a)

    See Notes to Financial Statements                                     27

       Prudential Municipal Series Fund     Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.70
                                                                      -------
Income from investment operations
Net investment income                                                     .23
Net realized and unrealized gain (loss) on investment
transactions                                                             (.12)
                                                                      -------
      Total from investment operations                                   (.11)
                                                                      -------
Less distributions
Dividends from net investment income                                     (.23)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
                                                                      -------
      Total distributions                                                (.23)
                                                                      -------
Net asset value, end of period                                        $ 10.58
                                                                      -------
                                                                      -------
TOTAL RETURN(b):                                                          .93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 5,761
Average net assets (000)                                              $ 5,828
Ratios to average net assets:
   Expenses, including distribution fees and service (12b-1)
      fees                                                               1.51%(d)
   Expenses, excluding distribution fees and service (12b-1)
      fees                                                                .76%(d)
   Net investment income                                                 4.29%(d)

------------------------------
(a) Net of expense subsidy and fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    28                                     See Notes to Financial Statements

       Prudential Municipal Series Fund     Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
     $10.23               $10.18               $10.74               $10.41               $10.11
    -------              -------              -------              -------              -------
        .46                  .46                  .44                  .45                  .48(a)
        .47                  .05                 (.56)                 .33                  .31
    -------              -------              -------              -------              -------
        .93                  .51                 (.12)                 .78                  .79
    -------              -------              -------              -------              -------
       (.46)                (.46)                (.44)                (.45)                (.48)
         --(c)                --                   --(c)                --                 (.01)
         --                   --                   --(c)                --                   --
    -------              -------              -------              -------              -------
       (.46)                (.46)                (.44)                (.45)                (.49)
    -------              -------              -------              -------              -------
     $10.70               $10.23               $10.18               $10.74               $10.41
    -------              -------              -------              -------              -------
    -------              -------              -------              -------              -------
       9.37%                5.20%               (1.16)%               7.64%                7.95%
     $5,857               $5,456               $6,833               $7,520               $7,336
     $5,756               $5,885               $7,420               $7,325               $7,575
       1.48%                1.48%                1.44%                1.45%                1.22%(a)
        .73%                 .73%                 .69%                 .70%                 .47%(a)
       4.39%                4.56%                4.17%                4.24%                4.67%(a)

    See Notes to Financial Statements                                     29

       Prudential Municipal Series Fund     Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.70
                                                                      -------
Income from investment operations
Net investment income                                                     .26
Net realized and unrealized gain (loss) on investment
transactions                                                             (.12)
                                                                      -------
      Total from investment operations                                    .14
                                                                      -------
Less distributions
Dividends from net investment income                                     (.26)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
                                                                      -------
      Total distributions                                                (.26)
                                                                      -------
Net asset value, end of period                                        $ 10.58
                                                                      -------
                                                                      -------
TOTAL RETURN(b):                                                         1.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $   994
Average net assets (000)                                              $   899
Ratios to average net assets:
   Expenses, including distribution fees and service (12b-1)
      fees                                                                .76%(e)
   Expenses, excluding distribution fees and service (12b-1)
      fees                                                                .76%(e)
   Net investment income                                                 5.04%(e)

------------------------------
(a) Net of expense subsidy and fee waiver.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Commencement of offering of Class Z shares.
(e) Annualized.

    30                                     See Notes to Financial Statements

       Prudential Municipal Series Fund     Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                                    Class Z
---------------------------------------------------------------------------------------------------------------
                             Year Ended August 31,                                  September 18, 1996(d)
-------------------------------------------------------------------------------      through August 31,
      2001                 2000                 1999                 1998                   1997
---------------------------------------------------------------------------------------------------------------
     $10.22               $10.17               $10.73               $10.41                 $ 10.36
    -------              -------              -------              -------                 -------
        .53                  .53                  .52                  .53                     .41(a)
        .48                  .05                 (.56)                 .32                     .06
    -------              -------              -------              -------                 -------
       1.01                  .58                 (.04)                 .85                     .47
    -------              -------              -------              -------                 -------
       (.53)                (.53)                (.52)                (.53)                   (.41)
         --(c)                --                   --(c)                --                    (.01)
         --                   --                   --(c)                --                      --
    -------              -------              -------              -------                 -------
       (.53)                (.53)                (.52)                (.53)                   (.42)
    -------              -------              -------              -------                 -------
     $10.70               $10.22               $10.17               $10.73                 $ 10.41
    -------              -------              -------              -------                 -------
    -------              -------              -------              -------                 -------
      10.18%                5.99%                (.42)%               8.34%                   4.57%
     $  788               $  463               $  377               $  383                 $    94
     $  579               $  307               $  413               $  373                 $    36
        .73%                 .73%                 .69%                 .70%                    .47%(a)(e)
        .73%                 .73%                 .69%                 .70%                    .47%(a)(e)
       5.13%                5.31%                4.93%                4.99%                   5.48%(a)(e)

    See Notes to Financial Statements                                     31

Prudential Municipal Series Fund      Florida Series

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable.
These annual and semiannual reports are
prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential, we've made some changes to our mutual funds report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in the returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

                                  www.PruFN.com    (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your
money for you, reports on successful--
and not-so-successful--strategies in
this section of your report. Look for
recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing, because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the
value of the Fund's holdings), liabilities
(how much the Fund owes), and net assets
(the Fund's equity or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution--but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Prudential Municipal Series Fund      Florida Series

Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets.
The Fund is required to pay out the
bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how
Prudential mutual funds prices securities.
The notes also explain who manages and
distributes the Fund's shares and, more
important, how much they are paid for doing so. Finally, the notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis.
It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

                               www.PruFN.com    (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual
report and are required by the Securities
Exchange Commission. Performance is
presented here as the return on a
hypothetical $10,000 investment in the Fund since its inception or for 10 years
(whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

Prudential Municipal Series Fund      Florida Series

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual
Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered representative.
Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS
RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and
selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                               www.PruFN.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment
   Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment
  Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Fund Symbols    Nasdaq     CUSIP
-----------     ------     -----
   Class A      PFLAX     74435M507
   Class B      PFABX     74435M606
   Class C      PFLCX     74435M614
   Class Z      PFLZX     74435M424

The views expressed in this report and
information about the Series' portfolio
holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2002, were not audited and, accordingly, no opinion is expressed on them.

PRUDENTIAL (LOGO)

Fund Symbols    Nasdaq     CUSIP
    Class A    PFLAX    74435M507
    Class B    PFABX    74435M606
    Class C    PFLCX    74435M614
    Class Z    PFLZX    74435M424

MF148E2    IFS-A070424

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.

                                           SEMIANNUAL REPORT
                                           FEBRUARY 28, 2002

PRUDENTIAL
MUNICIPAL SERIES FUND/
NEW JERSEY SERIES

FUND TYPE
Municipal bond

OBJECTIVE
Maximize current income that is exempt
from New Jersey state income tax and
federal income tax, consistent with the
preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                    PRUDENTIAL (LOGO)

Prudential Municipal Series Fund      New Jersey Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The investment objective of the Prudential Municipal
Series Fund/New Jersey Series (the Series) is to maximize current income that is exempt from New
Jersey state income tax and federal income tax, consistent with the preservation of capital. However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are subject to the AMT. There can be no assurance that the Series will achieve its investment objective.

Portfolio Composition

 Expressed as a percentage of
total investments as of 2/28/02
    58.9%   Revenue Bonds
    24.0    General Obligation Bonds
    16.2    Prerefunded
     0.6    Miscellaneous
     0.3    Cash Equivalents

Credit Quality

Expressed as a percentage of
total investments as of 2/28/02
        3.7%    AAA
        55.3    AAA Insured
        15.1    AA
         4.6    A
         8.3    BBB
         1.5    BB
         0.3    Cash Equivalents
        11.2    Not Rated* (Prudential ratings used):
                5.4    AAA
                0.5    BBB
                3.0    BB
                2.3    B

*Not rated bonds are believed to be of comparable quality to rated investments.

Ten Largest Issuers

 Expressed as a percentage of
 net assets as of 2/28/02
    7.4%    New Jersey State Transportation
            Trust Fund Authority
    5.2     New Jersey Turnpike Authority

    4.5    New Jersey State Highway
           Authority
    3.8    New Jersey State Economic Develop.
           Authority, School Facility
    3.4    Jackson Township, New Jersey
           School District
    3.1    New Jersey Economic Development
           Authority, Water Facility
    2.8    Jersey City, New Jersey
           General Obligation
    2.8    Millburn Township School District

    2.7    New Jersey Health Care Facility*

    2.1    New Jersey State Economic
           Development Authority

*Some issues are prerefunded, which means they are secured by escrowed cash and/or direct
 U.S. guaranteed obligations. For details, see the Portfolio of Investments.

Holdings are subject to change.

www.PruFN.com    (800) 225-1852

Semiannual Report    February 28, 2002

Cumulative Total Returns1                                 As of 2/28/02

                                  Six Months   One Year   Five Years    Ten Years      Since Inception2
Class A                             1.24%       6.28%       31.75%    83.15% (81.00)   122.42% (117.20)
Class B                             1.12        6.02        29.77     76.85  (74.77)   151.38  (139.35)
Class C                             1.00        5.76        28.17          N/A          48.52  (47.85)
Class Z                             1.46        6.62        33.87          N/A          35.28  (35.16)
Lipper NJ Muni Debt Funds Avg.3     0.95        5.68        28.66         81.78             ***
Lehman Brothers Muni Bond Index4    1.99        6.84        36.15         95.13            ****

Average Annual Total Returns1                            As of 3/31/02

          One Year    Five Years   Ten Years     Since Inception2
Class A     0.33%       4.92%     5.73% (5.60)     6.35% (6.14)
Class B    -1.74        5.08      5.69  (5.57)     6.64  (6.25)
Class C     0.93        4.77          N/A          4.92  (4.85)
Class Z     3.69        5.90          N/A          5.50  (5.48)

Distributions and Yields                                As of 2/28/02

         Total Distributions     30-Day        Taxable Equivalent Yield5 at Tax Rates of
         Paid for Six Months    SEC Yield                     36%    38.6%
Class A         $0.29            3.68%                      6.14%     6.40%
Class B         $0.28            3.54                       5.91      6.16
Class C         $0.26            3.26                       5.44      5.67
Class Z         $0.30            4.04                       6.74      7.03

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be
worth more or less than their original cost.
1 Source: Prudential Investments LLC and Lipper Inc.
  The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The
  Series charges a maximum front-end sales charge of 3%
  for Class A shares and a declining contingent
  deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%,
  and 1% for six years for Class B shares.
  Approximately seven years after purchase, Class B
  shares will automatically convert to Class A shares
  on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver
  of fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses. The cumulative and average annual total returns in the tables above do not reflect the deduction of taxes
  that a shareholder would pay on fund distributions or following the redemption of fund shares.
2 Inception dates: Class A, 1/22/90; Class B, 3/4/88;
  Class C, 8/1/94; and Class Z, 12/6/96.
3 The Lipper Average is unmanaged, and is based on
  the average return for all funds in each share class
  for the six-month, one-year, five-year, ten-year, and since inception periods in the Lipper New Jersey
  Municipal Debt Funds category. Single-State Municipal
  Debt Funds limit their assets to those securities
  that are exempt from taxation in a specified state
  (double tax-exempt) or city (triple tax-exempt).
4 The Lehman Brothers Municipal Bond Index is an
  unmanaged index of over 39,000 long-term investment-
  grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.
5 Taxable equivalent yields reflect federal and
  applicable state tax rates.
Investors cannot invest directly in an index. The
returns for the Lipper Average and the Lehman
Brothers Municipal Bond Index would be lower if they included the effect of sales charges or taxes.
***Lipper Since Inception returns are 123.70% for
   Class A, 159.57% for Class B,  52.71% for Class C,
   and 29.17% for Class Z, based on all funds in each
   share class.
****Lehman Brothers Municipal Bond Index Since
    Inception returns are 136.50% for Class A, 174.49%
    for Class B, 64.56% for Class C, and 37.08% for Class Z, based on all funds in each share class.
                                                        1

PRUDENTIAL (LOGO)                        April 17, 2002

DEAR SHAREHOLDER,
Our fiscal half-year ended February 28, 2002, was a noteworthy time in the municipal bond market. The
U.S. economy slid into a recession for the first time in a decade even as the Federal Reserve (the Fed) continued to cut short-term interest rates in order to stimulate economic growth. In turn, state and local governments took advantage of the lower-rate environment by issuing a huge volume of bonds that, at times, hurt prices of outstanding bonds. Despite these obstacles, municipal bonds managed to return
1.99% over the period, outpacing the -1.67% return of the stock market as measured by the Lehman Brothers
Municipal Bond and S&P 500 Composite index averages, respectively.

These numbers reflect a historic precedent concerning the behaviors of the equity and bond markets. Over time, these markets have moved counter to each other-- that is, when one moves up, the other moves down, and vice versa. This underscores the importance of diversifying your investments among the different asset classes of fixed income, equities, and cash.
Your financial professional can help determine the suitability of these investments, given your risk profile and long-term goals, as well as the appropriate mix to help you meet your investment needs.

The Series' investment adviser discusses developments in the municipal market and explains the Series' investments on the following pages.

Sincerely,


David R. Odenath, Jr., President
Prudential Municipal Series Fund

Prudential Municipal Series Fund      New Jersey Series
Semiannual Report    February 28, 2002

INVESTMENT ADVISER'S REPORT

PERFORMANCE
New Jersey Series' Class A shares returned 1.24%
(without considering sales charges) for our six-month reporting period ended February 28, 2002, which exceeded the 0.95% return of its benchmark Lipper New
Jersey Municipal Debt Funds Average. For investors subject to the Class A shares' one-time initial sales charge, the Class A shares returned -1.79% for the same period.

A CHALLENGING SIX MONTHS FOR MUNICIPAL BONDS
The returns of the Series and its benchmark Lipper
Average largely reflect the challenging conditions in the municipal bond market. Tax-exempt bonds faced two hurdles early in our reporting period.
First, investors worried that declining short-term interest rates and lower taxes would eventually reinvigorate the U.S. economy and lead to higher interest rates. This belief caused them to demand higher yields on municipal bonds in the final two months of 2001, which drove bond prices lower.
Second, state and local governments hurriedly issued bonds in the final two months of 2001 because they also feared that short-term rates would rise in 2002. This burgeoning supply of debt securities often outpaced investor demand, thereby depressing municipal bond prices.

OUR COUPON "BARBELL" STRATEGY
Faced with this challenging market environment, we
employed a barbell strategy in which the Series' assets
were concentrated primarily in two types of municipal
bond coupons. One side of our barbell consisted of
intermediate-term bonds with high coupon rates that
provided the Series with considerable interest
income. Prices of these bonds tend to hold up
relatively well when the municipal bond market sells
off because investors want the solid income that they
provide. The other side of our barbell consisted of
zero coupon bonds. Zero coupon bonds are so named
because they pay no interest and are sold at
discounted prices to make up for their lack of
periodic interest payments.
                                                3

Prudential Municipal Series Fund      New Jersey Series

Semiannual Report    February 28, 2002

Zero coupon bonds are the most interest-rate sensitive of all bonds, and perform better than other types of debt securities when interest rates decline and bond prices move higher. Thus, we held zero coupon bonds for their potential price appreciation.

As it turned out, both sides of our barbell suffered in November and December 2001, though not to the same extent. Municipalities issued a barrage of bonds with high coupon rates in late 2001 knowing that there was strong investor demand for them. However, the heavy supply temporarily hurt the prices of these bonds.
Meanwhile, zero coupon bonds were hard hit by fears that an imminent economic recovery would drive interest rates higher. The Series' considerable exposure to zero coupon bonds, such as those of the East Orange Board of Education that mature in 2024, hurt its performance on an absolute basis and in relation to its benchmark Lipper Average.

REBALANCING OUR COUPON BARBELL
In response to the bearish market conditions in late
2001, we sold some of the Series' zero coupon bonds in early 2002 and bought more intermediate-term bonds with high coupon rates. High coupon bonds began to improve in early 2002 as the "January effect" took hold. The January effect refers to an annual occurrence that drives municipal bond prices higher
(and their yields lower) as investors reinvest cash from coupon payments, bond calls, and maturing bonds.
During this time, municipal bond issuance slowed to a trickle as most state and local governments had not initiated borrowing for the new calendar year.
Increased exposure to high coupon bonds helped the Series' Class A shares outperform their Lipper
Average for our reporting period without taking into account their one-time initial sales charge.

The Series' relative performance was also strengthened by its exposure to bonds issued by the New Jersey Economic Development Authority on behalf of Kapkowski Road. The bonds performed well because of the success of the project--the Jersey Gardens
Outlet Mall--that is associated with this road. In addition, there is a possibility that the bonds will be refunded (retired ahead of schedule) in the future.

                                  www.PruFN.com    (800) 225-1852

LOOKING AHEAD
We expect more New Jersey securities to be issued in 2002 than were issued in 2001. Many municipalities will be inclined to borrow money, especially while interest rates are still at relatively low levels.
Under these market conditions, we will continue our conservative approach to security selection.

Declining tax revenues during the recession left the budgets of many state and local governments in tatters, including that of New Jersey. In fact, in March 2002, Moody's Investors Service lowered its rating on New Jersey's general obligation bonds to Aa2 from Aa1. To explain its actions, Moody's cited
New Jersey's large budget gap for the state's current fiscal year. New Jersey has proposed spending cuts and tax increases to avoid a deficit in the 2003 fiscal year that begins July 1. However, changes in the governor's office and administration will test the state's ability to keep its financial matters in good order.

Prudential Municipal Series Fund Management Team

       Prudential Municipal Series Fund      New Jersey Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)

                                                                         Principal
                                   Moody's       Interest     Maturity   Amount           Value
Description (a)                    Rating        Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.6%
Bergen Cnty., Utils. Auth., Wtr.
 Poll. Ctrl. Rev., Ser. B,
 F.G.I.C.                          Aaa           5.75%        12/15/05   $    1,000       $  1,107,120
Cape May Cnty. Ind. Poll. Ctrl.,
 Fin. Auth. Rev., Atlantic Cnty.
 Elec. Co., Ser. A, M.B.I.A.       Aaa           6.80          3/01/21        2,615          3,245,790
Carteret Bd. of Ed.,
 Cert. Part., M.B.I.A.             Aaa           6.00          1/15/24          430            472,694
 Cert. Part., M.B.I.A.             Aaa           5.75          1/15/30        1,155          1,236,959
Delaware River Port Auth.
 Penn. & NJ Port Dist. Proj.
 Ser. B, F.S.A.                    Aaa           5.625         1/01/26        3,000          3,165,960
East Orange Brd. of Ed.,
 Cert. Part.,
 Cap. Apprec., F.S.A.              Aaa           Zero          8/01/18        1,420            634,016
 Cap. Apprec., F.S.A.              Aaa           Zero          2/01/22        2,845          1,034,954
 Cap. Apprec., F.S.A.              Aaa           Zero          2/01/24        1,845            597,392
Gloucester Cnty. Impvt. Auth.,
 Solid Waste Rec. Rev., Waste
 Mgmt. Proj., Ser. A               BBB(c)        6.85         12/01/29        3,000          3,330,600
Hillsborough Twnshp. Sch. Dist.,
 Gen. Oblig., F.S.A.               Aaa           5.375        10/01/20        1,720          1,842,860
Hudson Cnty. Impvt. Auth.,
 Solid Waste Sys. Rev.             AAA(c)        7.10          1/01/20        1,935(e)       2,056,499
 Solid Waste Sys. Rev., Ser. 2     BBB-(c)       6.125         1/01/29        1,000            929,880
 Solid Waste Sys. Rev., Ser. A     AAA(c)        6.10          7/01/20        1,500(e)       1,662,360
 Solid Waste Sys. Rev., Kopper's
 Site Proj., Ser. A, A.M.T.        BBB-(c)       6.125         1/01/29        1,250          1,163,812
Jackson Twnshp.,
 Sch. Dist., F.G.I.C.              Aaa           6.60          6/01/04        1,020          1,117,471
 Sch. Dist., F.G.I.C.              Aaa           6.60          6/01/05          940          1,052,471
 Sch. Dist., F.G.I.C.              Aaa           6.60          6/01/10        1,600          1,902,384
 Sch. Dist., F.G.I.C.              Aaa           6.60          6/01/11        1,600          1,920,496
Jersey City, Gen. Oblig., Ser.
 A, F.S.A.                         Aaa           9.25          5/15/04        4,310          4,942,579
Lenape Regl. High Sch. Dist.,
 Gen. Oblig., M.B.I.A.             Aaa           7.625         1/01/12          400(f)         506,220
Middle Twnshp. Sch. Dist., Gen.
 Oblig., F.G.I.C.                  Aaa           7.00          7/15/05        1,200          1,362,180

    6                                      See Notes to Financial Statements

   Prudential Municipal Series Fund      New Jersey Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                   Moody's       Interest     Maturity   Amount           Value
Description (a)                    Rating        Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
Middlesex Cnty.,
 Cert. Part., Cap. Apprec.,
 M.B.I.A.                          Aaa           Zero          6/15/25   $    1,250       $    374,600
 Impvt. Auth., Utils. Sys. Rev.,
 Cap. Apprec., Perth Amboy
 Proj., Ser. B, A.M.B.A.C.         Aaa           Zero          9/01/19        4,000          1,679,040
Millburn Twnshp.,
 Sch. Dist., Bd. of Ed.            Aa1           5.35%         7/15/13        1,140          1,255,414
 Sch. Dist., Bd. of Ed.            Aa1           5.35          7/15/14        1,135          1,247,274
 Sch. Dist., Bd. of Ed.            Aa1           5.35          7/15/16        1,150          1,255,167
 Sch. Dist., Bd. of Ed.            Aa1           5.35          7/15/17        1,150          1,246,934
Monmouth Cnty., Impvt. Auth.
 Rev., Howell Twnshp.
 Bd. of Ed Proj.                   AA(c)         6.55          7/01/12        3,465(e)       3,594,730
New Jersey Econ. Dev. Auth.,
 Dist. Heating & Cooling Rev.,
 Trigen-Trenton Proj., Ser. A      BBB-(c)       6.20         12/01/10          600            601,122
New Jersey Econ. Dev. Auth.,
 Econ. Dev. Rev., Cap. Apprec.,
 Kapkowski Rd. Landfill, Ser. A    NR            Zero          4/01/08        1,020            738,592
 Kapkowski Rd. Landfill, Ser. A    NR            6.375         4/01/31        2,000          2,238,400
 Nat'l. Assoc. of Accountants      NR            7.65          7/01/09          950            961,790
New Jersey Econ. Dev. Auth.,
 Nat. Gas Facs. Rev., NUI Corp.
 Projs., Ser. A, M.B.I.A.,
 A.M.T.                            Aaa           5.70          6/01/32        1,500          1,565,535
New Jersey Econ. Dev.
 Auth. Rev. Cap. Apprec.,
 First Mtg. - Keswick Pines        NR            5.75          1/01/24        1,750          1,553,195
 First Mtg. - The Evergreens       NR            5.875        10/01/12        1,200          1,181,376
 First Mtg. - The Evergreens       NR            6.00         10/01/17        1,425          1,343,746
 First Mtg. - The Evergreens       NR            6.00         10/01/22        1,400          1,278,200
 St. Barnabas Med. Ctr.,
 Ser. A, M.B.I.A.                  Aaa           Zero          7/01/25        6,795          2,031,637
 Trans. Proj. Sublease,
 Ser. A, F.S.A.                    Aaa           6.00          5/01/16        1,350          1,485,932

    See Notes to Financial Statements                                      7

   Prudential Municipal Series Fund      New Jersey Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                   Moody's       Interest     Maturity   Amount           Value
Description (a)                    Rating        Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
New Jersey Econ. Dev. Auth.,
 Spec. Fac. Rev.,
 Continental Airlines Inc.
 Proj., A.M.T.                     B3            6.25%         9/15/29   $    1,000       $    806,400
 Continental Airlines Inc.
 Proj., A.M.T.                     B3            7.00         11/15/30        2,000          1,775,960
New Jersey Econ. Dev. Auth.,
 Wtr. Facs. Rev., F.G.I.C.,
 A.M.T.                            NR            10.78        11/01/29        5,000(d)       5,533,800
New Jersey Econ. Dev. Auth.
 Econ., Masonic Charity Fdn.,
 Proj. Dev. Rev.,                  A+(c)         5.875         6/01/18          250            271,555
 Dev. Rev.                         A+(c)         6.00          6/01/25        1,150          1,252,131
 Dev. Rev.                         A+(c)         5.50          6/01/31        1,250          1,289,075
New Jersey Econ. Dev. Auth.,
 School Facs. Cons., Ser. A        Aaa           5.25          6/15/18        4,500          4,680,945
 School Facs. Cons., Ser. A        Aaa           5.25          6/15/19        2,000          2,071,260
New Jersey Ed. Facs.
 Auth. Rev.,
 Cap. Impvt. Fund, Ser. A,
 F.S.A.                            Aaa           5.00          9/01/20        1,000          1,008,270
New Jersey Hlth. Care Facs. Fin.
 Auth. Rev.,
 Atlantic City Med. Ctr., Ser. C   A3            6.80          7/01/11        2,500          2,589,475
New Jersey Hlth. Care Facs. Fin.
 Auth. Rev.,
 Englewood Hosp. & Med. Ctr.       Baa3          6.75          7/01/24        1,230          1,230,898
 Jersey Shore Med. Ctr.,
 A.M.B.A.C.                        AAA(c)        6.00          7/01/09          835(e)         922,466
 Jersey Shore Med. Ctr.,
 A.M.B.A.C.                        Aaa           6.00          7/01/09          630            688,981
 Jersey Shore Med. Ctr.,
 A.M.B.A.C.                        AAA(c)        6.25          7/01/21          850(e)         943,857
 Jersey Shore Med. Ctr.,
 A.M.B.A.C.                        Aaa           6.25          7/01/21          650            710,762
 Robert Wood Johnson Univ. Hosp.   A1            5.75          7/01/31        2,000          2,077,640

    8                                      See Notes to Financial Statements

   Prudential Municipal Series Fund      New Jersey Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                   Moody's       Interest     Maturity   Amount           Value
Description (a)                    Rating        Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
 St. Joseph's Hosp. & Med. Ctr.,
 Ser. A, CONNIE LEE                AAA(c)        5.70%         7/01/11   $    4,375       $  4,734,843
 St. Peters Univ. Hosp., Ser. A    Baa2          6.875         7/01/30        1,750          1,825,845
New Jersey St. Ed. Facs.
 Auth. Rev.,
 Felician College of Lodi, Ser.
 D                                 NR            7.375        11/01/22        1,235          1,193,603
 Institute of Technology, Ser. G   Aaa           5.25          7/01/19        1,000          1,035,780
 Princeton Theological, Ser. B     Aaa           5.90          7/01/26        2,500          2,642,275
New Jersey St. Hsg. & Mtge. Fin.
 Agcy., Rental Hsg. Rev.,
 Ser. B, A.M.T.                    A+(c)         6.75         11/01/11        2,190          2,236,603
New Jersey St. Hwy. Auth.,
 Garden St. Pkwy.,
 Gen. Rev.                         A1            6.20          1/01/10        3,035          3,487,033
 Gen. Rev.                         A1            5.75          1/01/14        2,500          2,765,675
 Gen. Rev.                         A1            5.625         1/01/30        1,650          1,747,119
New Jersey St. Tpke. Auth.,
 Tpke. Rev.,
 Ser. A, M.B.I.A.                  Aaa           5.75          1/01/18        7,500          8,102,925
 Ser. C, M.B.I.A.                  Aaa           6.50          1/01/09        1,000          1,157,350
New Jersey St. Trans. Trust Fund
 Auth.,
 Gen. Rev., M.B.I.A.               NR            17.715       12/15/08        2,475(d)       3,924,756
 Trans. Sys., Ser. A               Aa2           5.75          6/15/20        4,150          4,642,398
 Trans. Sys., Ser. B               Aaa           6.00         12/15/19        2,000          2,237,100
 Trans. Sys., Ser. B, M.B.I.A.     Aaa           5.75          6/15/14        1,315(e)       1,465,173
 Trans. Sys., Ser. B, M.B.I.A.     Aaa           5.75          6/15/14        2,185          2,352,917
North Brunswick Twnshp.,
 Bd. of Ed., Gen. Oblig.           Aa3           6.80          6/15/06          350            402,801
 Bd. of Ed., Gen. Oblig.           Aa3           6.80          6/15/07          350            408,254
 Gen. Oblig.                       A1            6.40          5/15/10          545            561,530
North Hudson Sewage Auth., Sewer
 Rev. Ref., Ser. A                 Aaa           Zero          8/01/22        5,000          1,773,350
Pohatcong Twnshp. Sch. Dist.,
 F.S.A.                            AAA-(c)       5.20          7/15/22        1,960          2,048,063
Port Auth. New York & New
 Jersey, Ser. 96, F.G.I.C.,
 A.M.T.                            Aaa           6.60         10/01/23        2,750          2,912,195

    See Notes to Financial Statements                                      9

   Prudential Municipal Series Fund      New Jersey Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                   Moody's       Interest     Maturity   Amount           Value
Description (a)                    Rating        Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth,
 Cap. Apprec. Ref., M.B.I.A.       Aaa           Zero          7/01/16   $    2,000       $  1,039,120
 Gen. Oblig., Pub. Impvt.,
 M.B.I.A.                          Aaa           Zero          7/01/19        3,500          1,519,455
Puerto Rico Elec. Pwr. Auth.,
 Pwr. Rev., Ser. 95-X, M.B.I.A.    Aaa           6.00%         7/01/12        3,295          3,656,527
Puerto Rico Ind. Tourist Ed.,
 Med. & Envir. Ctr. Facs., Cogen
 Fac., AES Puerto Rico Proj.,
 A.M.T.                            Baa2          6.625         6/01/26        2,675          2,781,920
Puerto Rico Pub. Fin. Corp.
 Commonwealth Apprec., Ser. A      Aaa           5.50          8/01/17        1,500          1,623,720
Puerto Rico Tel. Auth. Rev.,
 Ser. I, M.B.I.A., R.I.B.S.        Aaa           9.151         1/25/07        7,875(d)(e)    8,593,279
Rutgers - The St. Univ. of
 New Jersey, Ser. A                Aa3           6.40          5/01/13        2,000          2,331,340
Salem Cnty. Poll. Ctrl., Fin.
 Auth. Poll. Ctrl. Rev.,
 PSEG Pwr. Proj., Ser. A           Baa1          5.75          4/01/31        2,000          1,975,660
Sparta Twnshp. Sch. Dist.,
 M.B.I.A.                          Aaa           5.75          9/01/14        1,000(e)       1,114,710
Union City Sch. Impvt., F.S.A.     Aaa           6.375        11/01/08        1,545          1,802,474
Union Cnty. Impvt. Auth. Rev.,
 Plainfield Bd. of Ed. Proj.,
 F.G.I.C.                          Aaa           6.25          8/01/14        1,175(e)       1,354,235
 F.G.I.C.                          Aaa           6.25          8/01/15        1,250(e)       1,440,675
 F.G.I.C.                          Aaa           6.25          8/01/16        1,330(e)       1,532,878
 F.G.I.C.                          Aaa           6.25          8/01/17        1,415(e)       1,630,844
Virgin Islands Pub. Fin. Auth.
 Rev., Ser. A                      BBB-(c)       6.50         10/01/24          750            808,673
                                                                                          ------------
Total long-term investments
 (cost $163,716,408)                                                                       175,633,954
                                                                                          ------------
SHORT-TERM INVESTMENTS  0.2%
New Jersey Econ. Dev. Auth.,
 Wtr. Facs. Rev.,
 Ref. Wtr. NJ Inc. Proj.,
 Ser. A, A.M.B.A.C., F.R.D.D.      VMIG1         1.30          3/01/02          100            100,000
 Ref. Wtr. NJ Inc. Proj.,
 Ser. B, A.M.B.A.C., F.R.D.D.      VMIG1         1.40          3/01/02          100            100,000

    10                                     See Notes to Financial Statements

   Prudential Municipal Series Fund      New Jersey Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                   Moody's       Interest     Maturity   Amount           Value
Description (a)                    Rating        Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
Port Auth. New York &
 New Jersey, Spec. Oblig. Rev.,
 Ser. 3, F.R.D.D.                  VMIG1         1.40%         3/01/02   $      100       $    100,000
 Ser. 5, F.R.D.D.                  VMIG1         1.40          3/01/02          100            100,000
                                                                                          ------------
Total short-term investments
 (cost $400,000)                                                                               400,000
                                                                                          ------------
Total Investments  98.8%
 (cost $164,116,408)                                                                       176,033,954
Other assets in excess of
 liabilities  1.2%                                                                           2,118,155
                                                                                          ------------
Net Assets  100%                                                                          $178,152,109
                                                                                          ------------
                                                                                          ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    CONNIE LEE--College Construction Loan Insurance Association.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note(b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Association.
    R.I.B.S.--Residual Interest Bonds.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(e) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(f) Partial principal amount pledged as collateral for financial futures contracts.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund      New Jersey Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 28, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $164,116,408)                          $ 176,033,954
Cash                                                                      35,183
Interest receivable                                                    2,297,109
Receivable for Series shares sold                                        501,112
Other assets                                                               4,371
                                                                 -----------------
      Total assets                                                   178,871,729
                                                                 -----------------
LIABILITIES
Payable for Series shares reacquired                                     414,840
Accrued expenses                                                          96,661
Dividends payable                                                         77,770
Management fee payable                                                    67,689
Distribution fee payable                                                  41,978
Due to broker - variation margin                                          11,720
Deferred trustees' fees                                                    8,962
                                                                 -----------------
      Total liabilities                                                  719,620
                                                                 -----------------
NET ASSETS                                                         $ 178,152,109
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $     160,768
   Paid-in capital in excess of par                                  165,847,003
                                                                 -----------------
                                                                     166,007,771
   Overdistribution of net investment income                             (31,783)
   Accumulated net realized gain on investments                          264,134
   Net unrealized appreciation on investments                         11,911,987
                                                                 -----------------
Net assets, February 28, 2002                                      $ 178,152,109
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                 February 28, 2002
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($137,273,596 / 12,389,028 shares of beneficial interest
      issued and outstanding)                                             $11.08
   Maximum sales charge (3% of offering price)                               .34
                                                                 -----------------
   Maximum offering price to public                                       $11.42
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($36,205,555 / 3,266,447 shares of beneficial
      interest issued and outstanding)                                    $11.08
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share ($4,082,844
      / 368,388 shares of beneficial interest issued and
      outstanding)                                                        $11.08
   Sales charge (1% of offering price)                                       .11
                                                                 -----------------
   Offering price to public                                               $11.19
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($590,114 / 52,892 shares of beneficial interest issued
      and outstanding)                                                    $11.16
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund      New Jersey Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 5,105,161
                                                                 -----------------
Expenses
   Management fee                                                       439,469
   Distribution fee--Class A                                            170,810
   Distribution fee--Class B                                             88,452
   Distribution fee--Class C                                             12,569
   Custodian's fees and expenses                                         47,000
   Reports to shareholders                                               39,000
   Transfer agent's fees and expenses                                    29,000
   Registration fees                                                     17,000
   Legal fees and expenses                                               10,000
   Trustees' fees                                                         6,000
   Audit fee                                                              6,000
   Miscellaneous expenses                                                 4,635
                                                                 -----------------
      Total expenses                                                    869,935
                                                                 -----------------
Net investment income                                                 4,235,226
                                                                 -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                              260,297
   Financial futures transactions                                       115,320
   Interest rate swap transactions                                       63,272
                                                                 -----------------
                                                                        438,889
                                                                 -----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                       (2,487,391)
   Futures                                                               (5,559)
   Interest rate swaps                                                  (17,619)
                                                                 -----------------
                                                                     (2,510,569)
                                                                 -----------------
Net loss on investments                                              (2,071,680)
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 2,163,546
                                                                 -----------------
                                                                 -----------------

    14                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months             Year
                                                       Ended               Ended
                                                 February 28, 2002    August 31, 2001
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                           $   4,235,226       $   8,242,033
   Net realized gain on investment
      transactions                                       438,889             390,003
   Net change in unrealized appreciation
      (depreciation) on investments                   (2,510,569)          8,966,243
                                                 -----------------    ---------------
   Net increase in net assets resulting from
      operations                                       2,163,546          17,598,279
                                                 -----------------    ---------------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A                                          3,355,424          (6,311,288)
      Class B                                            826,284          (1,819,042)
      Class C                                             74,722            (101,927)
      Class Z                                             10,579              (9,776)
                                                 -----------------    ---------------
                                                      (4,267,009)         (8,242,033)
                                                 -----------------    ---------------
   Distributions from net realized gains
      Class A                                           (290,861)                 --
      Class B                                            (74,147)                 --
      Class C                                             (7,540)                 --
      Class Z                                               (918)                 --
                                                 -----------------    ---------------
                                                        (373,466)                 --
                                                 -----------------    ---------------
Series share transactions (net of share
   conversions)
   (Note 5):
   Net proceeds from shares sold                      10,350,933          11,545,045
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    2,665,393           4,777,412
   Cost of shares reacquired                         (13,885,101)        (19,335,417)
                                                 -----------------    ---------------
   Net decrease in net assets from Series
      share transactions                                (868,775)         (3,012,960)
                                                 -----------------    ---------------
Total increase/(decrease)                             (3,345,704)          6,343,286
NET ASSETS
Beginning of period                                  181,497,813         175,154,527
                                                 -----------------    ---------------
End of period                                      $ 178,152,109       $ 181,497,813
                                                 -----------------    ---------------
                                                 -----------------    ---------------

    See Notes to Financial Statements                                     15

       Prudential Municipal Series Fund      New Jersey Series
             Notes to Financial Statements

      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984, and consists of six series. The monies of each series are invested in separate, independently managed portfolios. The New Jersey Series (the 'Series') commenced investment operations in March 1988. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and applicable state income taxes with the minimum of risk by investing in 'investment grade' tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    The Series values municipal securities
(including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the statement of operations as net realized gain
(loss) on financial futures contracts.

       Prudential Municipal Series Fund      New Jersey Series
             Notes to Financial Statements Cont'd.

      The Series invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Options:    The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Series' principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain
(loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

      The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Interest Rate Swaps:    The Series may enter into interest rate swaps. In
a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.
                                                                          17

       Prudential Municipal Series Fund      New Jersey Series
             Notes to Financial Statements Cont'd.

      During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by 'marking-to-market' to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series' basis in the contract, if any.

      The Series is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

      Inverse Floaters:    The Series invests in variable rate securities
commonly called 'inverse floaters'. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rate on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a 'leverage factor' whereby the interest rate moves inversely by a 'factor' to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees) and realized and unrealized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the Series' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

       Prudential Municipal Series Fund      New Jersey Series
             Notes to Financial Statements Cont'd.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'), formerly known as Prudential Investments Fund Management LLC. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as distributor of the Series. The Series compensates PIMS for distributing and servicing the Series' Class A, Class B and Class C shares pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

      Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50% of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended February 28, 2002.

      PIMS advised the Series that it has received approximately $20,500 and $8,200 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended February 28, 2002. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that during the six months ended February 28, 2002, it received approximately $13,100 and $500 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.
                                                                          19

       Prudential Municipal Series Fund      New Jersey Series
             Notes to Financial Statements Cont'd.

      PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Series, along with other affiliated registered investment companies (the 'Companies'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. Effective September 14, 2001, the maximum commitment under the SCA was increased from $500 million to $930 million through December 31, 2001. Effective January 1, 2002, the commitment was reduced to $500 million. Interest on any such borrowings will be at market rates. The Companies pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Companies. The expiration date of the SCA is May 3, 2002. Prior to March 9, 2001, the maximum commitment was $1 billion. All other terms and conditions are unchanged. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Series did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended February 28, 2002, the Series incurred fees of approximately $26,100 for the services of PMFS. As of February 28, 2002, approximately $4,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      Effective November 1, 2001, the Fund pays networking fees to Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The total amount paid to PSI during the period was $3,085 and is included in transfer agent's fees and expenses in the statement of operations.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 2002, were $11,160,204 and $10,180,490, respectively.

       Prudential Municipal Series Fund      New Jersey Series
             Notes to Financial Statements Cont'd.

      During the six months ended February 28, 2002, the Fund entered into financial futures contracts. Details of open contracts at February 28, 2002 are as follows:

                                                  Value at        Value at
Number of                        Expiration     February 28,       Trade          Unrealized
Contracts          Type             Date            2002            Date         Depreciation
---------     ---------------    -----------    ------------     ----------     --------------
              Long Position:
               U.S. Treasury
    25          Bond Future      March 2002      $2,602,146      $2,607,705        $ (5,559)
                                                                                --------------
                                                                                --------------

Note 5. Tax Information
For federal income tax purposes, the Series will elect to treat net capital losses of $177,376 incurred in the ten month period ended August 31, 2001 as being incurred in the current fiscal year.

      The United States federal income tax basis of the Series' investments and the net unrealized depreciation as of February 28, 2002 were as follows:

   Tax Basis                                              Net Unrealized
 of Investments      Appreciation       Depreciation       Appreciation
----------------   ----------------   ----------------   ----------------
  $164,116,408       $12,794,388          $876,842         $11,917,546

Note 6. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Special exchange privileges are also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
                                                                          21

       Prudential Municipal Series Fund      New Jersey Series
             Notes to Financial Statements Cont'd.

      Transactions in shares of beneficial interest were as follows:

Class A                                                        Shares          Amount
-----------------------------------------------------------  -----------    ------------
Six months ended February 28, 2002:
Shares sold                                                      275,773    $  3,045,074
Shares issued in reinvestment of dividends and
  distributions                                                  188,103       2,067,763
Shares reacquired                                               (831,799)     (9,195,324)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (367,923)     (4,082,487)
Shares issued upon conversion from Class B                       240,982       2,644,167
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                   (126,941)   $ (1,438,320)
                                                             -----------    ------------
                                                             -----------    ------------
Year ended August 31, 2001:
Shares sold                                                      449,836    $  4,957,289
Shares issued in reinvestment of dividends and
  distributions                                                  332,138       3,612,341
Shares reacquired                                             (1,311,294)    (14,257,298)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (529,320)     (5,687,668)
Shares issued upon conversion from Class B                     1,530,504      16,527,548
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                  1,001,184    $ 10,839,880
                                                             -----------    ------------
                                                             -----------    ------------
Class B
-----------------------------------------------------------
Six months ended February 28, 2002:
Shares sold                                                      281,583    $  3,112,737
Shares issued in reinvestment of dividends and
  distributions                                                   48,377         532,180
Shares reacquired                                               (170,218)     (1,879,796)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     159,742       1,765,121
Shares reacquired upon conversion into Class A                  (240,982)     (2,644,167)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                    (81,240)   $   (879,046)
                                                             -----------    ------------
                                                             -----------    ------------
Year ended August 31, 2001:
Shares sold                                                      506,047    $  5,512,298
Shares issued in reinvestment of dividends and
  distributions                                                   98,915       1,074,103
Shares reacquired                                               (419,030)     (4,538,128)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     185,932       2,048,273
Shares reacquired upon conversion into Class A                (1,530,060)    (16,527,548)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                 (1,344,128)   $(14,479,275)
                                                             -----------    ------------
                                                             -----------    ------------

       Prudential Municipal Series Fund      New Jersey Series
             Notes to Financial Statements Cont'd.

Class C                                                        Shares          Amount
-----------------------------------------------------------  -----------    ------------
Six months ended February 28, 2002:
Shares sold                                                      107,484    $  1,190,828
Shares issued in reinvestment of dividends and
  distributions                                                    5,127          56,367
Shares reacquired                                                 (7,285)        (80,499)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                    105,326    $  1,166,696
                                                             -----------    ------------
                                                             -----------    ------------
Year ended August 31, 2001:
Shares sold                                                       73,770    $    810,525
Shares issued in reinvestment of dividends and
  distributions                                                    7,703          83,836
Shares reacquired                                                (42,259)       (457,813)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                     39,214    $    436,548
                                                             -----------    ------------
                                                             -----------    ------------
Class Z
-----------------------------------------------------------
Six months ended February 28, 2002:
Shares sold                                                       32,159    $    358,127
Shares issued in reinvestment of dividends and
  distributions                                                      821           9,083
Shares reacquired                                                 (7,693)        (85,315)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                     25,287    $    281,895
                                                             -----------    ------------
                                                             -----------    ------------
Year ended August 31, 2001:
Shares sold                                                       24,058    $    264,933
Shares issued in reinvestment of dividends and
  distributions                                                      648           7,132
Shares reacquired                                                 (7,437)        (82,178)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                     17,269    $    189,887
                                                             -----------    ------------
                                                             -----------    ------------

                                                                          23

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   11.23
                                                                 -----------------
Income from investment operations
Net investment income                                                      .27
Net realized and unrealized gain (loss) on investment
transactions                                                              (.13)
                                                                 -----------------
   Total from investment operations                                        .14
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.27)
Distributions in excess of net investment income                            --
Tax return of capital distributions                                         --
Distributions from net realized gains on investment
transactions                                                              (.02)
                                                                 -----------------
   Total distributions                                                    (.29)
                                                                 -----------------
Net asset value, end of period                                       $   11.08
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(b):                                                          1.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 137,274
Average net assets (000)                                             $ 137,781
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .93%(d)
   Expenses, excluding distribution and service (12b-1) fees               .68%(d)
   Net investment income                                                  4.87%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                   4%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment return for period less than a full year is not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    24                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  10.65             $  10.67             $  11.31             $  10.97             $  10.87
----------------     ----------------     ----------------     ----------------         --------
         .52                  .52                  .52                  .53                  .55(a)
         .58                  .03                 (.55)                 .36                  .29
----------------     ----------------     ----------------     ----------------         --------
        1.10                  .55                 (.03)                 .89                  .84
----------------     ----------------     ----------------     ----------------         --------
        (.52)                (.52)                (.52)                (.53)                (.55)
          --                   --                   --(c)                --                   --(c)
          --                   --(c)                --                   --                   --
          --                 (.05)                (.09)                (.02)                (.19)
----------------     ----------------     ----------------     ----------------         --------
        (.52)                (.57)                (.61)                (.55)                (.74)
----------------     ----------------     ----------------     ----------------         --------
    $  11.23             $  10.65             $  10.67             $  11.31             $  10.97
----------------     ----------------     ----------------     ----------------         --------
----------------     ----------------     ----------------     ----------------         --------
       10.67%                5.39%                (.40)%               8.40%                7.97%
    $140,608             $122,664             $123,692             $114,090             $ 95,729
    $132,389             $122,573             $125,547             $107,206             $ 89,280
         .95%                 .92%                 .84%                 .71%                 .70%(a)
         .70%                 .67%                 .64%                 .61%                 .60%(a)
        4.77%                4.95%                4.66%                4.85%                5.03%(a)
          22%                  28%                  15%                  18%                  25%

    See Notes to Financial Statements                                     25

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 11.24
                                                                     --------
Income from investment operations
Net investment income                                                     .26
Net realized and unrealized gain (loss) on investment
transactions                                                             (.14)
                                                                     --------
   Total from investment operations                                       .12
                                                                     --------
Less distributions
Dividends from net investment income                                     (.26)
Distributions in excess of net investment income                           --
Tax return of capital distributions                                        --
Distributions from net realized gains on investment
transactions                                                             (.02)
                                                                     --------
   Total distributions                                                   (.28)
                                                                     --------
Net asset value, end of period                                        $ 11.08
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         1.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $36,206
Average net assets (000)                                              $35,674
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             1.18%(d)
   Expenses, excluding distribution and service (12b-1) fees              .68%(d)
   Net investment income                                                 4.64%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment return for period less than a full year is not annualized.
(c) Less than $.005 per share.
(d) Annualized

    26                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  10.66             $  10.67             $  11.31             $  10.97             $  10.87
    --------             --------             --------         ----------------     ----------------
         .49                  .49                  .49                  .50                  .50(a)
         .58                  .04                 (.55)                 .36                  .29
    --------             --------             --------         ----------------     ----------------
        1.07                  .53                 (.06)                 .86                  .79
    --------             --------             --------         ----------------     ----------------
        (.49)                (.49)                (.49)                (.50)                (.50)
          --                   --                   --(c)                --                   --(c)
          --                   --(c)                --                   --                   --
          --                 (.05)                (.09)                (.02)                (.19)
    --------             --------             --------         ----------------     ----------------
        (.49)                (.54)                (.58)                (.52)                (.69)
    --------             --------             --------         ----------------     ----------------
    $  11.24             $  10.66             $  10.67             $  11.31             $  10.97
    --------             --------             --------         ----------------     ----------------
    --------             --------             --------         ----------------     ----------------
       10.29%                5.23%                (.71)%               7.97%                7.54%
    $ 37,621             $ 49,995             $ 79,598             $117,099             $144,992
    $ 40,214             $ 61,647             $ 96,542             $128,382             $162,330
        1.20%                1.17%                1.14%                1.11%                1.10%(a)
         .70%                 .67%                 .64%                 .61%                 .60%(a)
        4.52%                4.69%                4.35%                4.46%                4.63%(a)

    See Notes to Financial Statements                                     27

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 11.24
                                                                     --------
Income from investment operations
Net investment income                                                     .24
Net realized and unrealized gain (loss) on investment
transactions                                                             (.14)
                                                                     --------
   Total from investment operations                                       .10
                                                                     --------
Less distributions
Dividends from net investment income                                     (.24)
Distributions in excess of net investment income                           --
Tax return of capital distributions                                        --
Distributions from net realized gains on investment
transactions                                                             (.02)
                                                                     --------
   Total distributions                                                   (.26)
                                                                     --------
Net asset value, end of period                                        $ 11.08
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         1.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 4,083
Average net assets (000)                                              $ 3,380
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             1.43%(d)
   Expenses, excluding distribution and service (12b-1) fees              .68%(d)
   Net investment income                                                 4.42%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment return for period less than a full year is not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    28                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  10.66             $  10.67             $  11.31             $  10.97             $  10.87
    --------             --------             --------             --------             --------
         .47                  .47                  .46                  .47                  .48(a)
         .58                  .04                 (.55)                 .36                  .29
    --------             --------             --------             --------             --------
        1.05                  .51                 (.09)                 .83                  .77
    --------             --------             --------             --------             --------
        (.47)                (.47)                (.46)                (.47)                (.48)
          --                   --                   --(c)                --                   --(c)
          --                   --(c)                --                   --                   --
          --                 (.05)                (.09)                (.02)                (.19)
    --------             --------             --------             --------             --------
        (.47)                (.52)                (.55)                (.49)                (.67)
    --------             --------             --------             --------             --------
    $  11.24             $  10.66             $  10.67             $  11.31             $  10.97
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
       10.02%                4.96%                (.95)%               7.70%                7.27%
    $  2,956             $  2,385             $  1,825             $  1,354             $  1,637
    $  2,390             $  2,077             $  1,622             $  1,274             $  1,894
        1.45%                1.42%                1.39%                1.36%                1.35%(a)
         .70%                 .67%                 .64%                 .61%                 .60%(a)
        4.27%                4.45%                4.13%                4.21%                4.38%(a)

    See Notes to Financial Statements                                     29

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 11.31
                                                                      -------
Income from investment operations
Net investment income                                                     .28
Net realized and unrealized gain (loss) on investment
transactions                                                             (.13)
                                                                      -------
   Total from investment operations                                       .15
                                                                      -------
Less distributions
Dividends from net investment income                                     (.28)
Distributions in excess of net investment income                           --
Tax return of capital distributions                                        --
Distributions from net realized gains on investment
transactions                                                             (.02)
                                                                      -------
   Total distributions                                                   (.30)
                                                                      -------
Net asset value, end of period                                        $ 11.16
                                                                      -------
                                                                      -------
TOTAL RETURN(c):                                                         1.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $   590
Average net assets (000)                                              $   410
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              .68%(a)
   Expenses, excluding distribution and service (12b-1) fees              .68%(a)
   Net investment income                                                 5.17%(a)

------------------------------
(a) Annualized.
(b) Net of management fee waiver.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and, includes reinvestment of dividends and distributions. Total investment return for period less than a full year is not annualized.
(d) Less than $.005 per share.
(e) Commencement of offering of Class Z shares.

    30                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                                    Class Z
---------------------------------------------------------------------------------------------------------------
                             Year Ended August 31,                                   December 6, 1996(e)
-------------------------------------------------------------------------------      Through August 31,
      2001                 2000                 1999                 1998                   1997
---------------------------------------------------------------------------------------------------------------
     $10.73               $10.75               $11.32               $10.98                 $ 11.10
    -------              -------              -------              -------                 -------
        .55                  .55                  .54                  .55                     .41(b)
        .58                  .03                 (.48)                 .36                     .07
    -------              -------              -------              -------                 -------
       1.13                  .58                  .06                  .91                     .48
    -------              -------              -------              -------                 -------
       (.55)                (.55)                (.54)                (.55)                   (.41)
         --                   --                   --(d)                --                      --(d)
         --                   --(d)                --                   --                      --
         --                 (.05)                (.09)                (.02)                   (.19)
    -------              -------              -------              -------                 -------
       (.55)                (.60)                (.63)                (.57)                   (.60)
    -------              -------              -------              -------                 -------
     $11.31               $10.73               $10.75               $11.32                 $ 10.98
    -------              -------              -------              -------                 -------
    -------              -------              -------              -------                 -------
      10.80%                5.66%                 .45%                8.51%                   4.49%
     $  312               $  111               $   62               $   92                 $    15
     $  194               $   72               $   77               $   30                 $    10
        .70%                 .67%                 .64%                 .61%                    .60%(a)(b)
        .70%                 .67%                 .64%                 .61%                    .60%(a)(b)
       5.03%                5.22%                4.86%                4.96%                   5.13%(a)(b)

    See Notes to Financial Statements                                     31

Prudential Municipal Series Fund      New Jersey Series

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800)
225-1852. Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
------------------------

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
    Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
                                www.PruFN.com    (800) 225-1852

Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
    Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**
----------------------

Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
    Money Market Series


* This Fund is not a direct purchase money fund and is only an exchangeable money fund.
**Not exchangeable with the Prudential mutual funds.

Prudential Municipal Series Fund      New Jersey Series

Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem.
We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

                           www.PruFN.com    (800) 225-1852

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument
(or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S.
dollars.

Prudential Municipal Series Fund      New Jersey Series

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities
Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month.
Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.PruFN.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment
   Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment
  Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Fund Symbols    Nasdaq     CUSIP
-----------     ------     -----
  Class A       PRNJX     74435M788
  Class B       PBNJX     74435M796
  Class C       PCNJX     74435M531
  Class Z       PZNJX     74435M432

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2002, were not audited and, accordingly, no opinion is expressed on them.

PRUDENTIAL (LOGO)

Fund Symbols    Nasdaq     CUSIP
-----------     ------     -----
  Class A       PRNJX    74435M788
  Class B       PBNJX    74435M796
  Class C       PCNJX    74435M531
  Class Z       PZNJX    74435M432

MF138E2    IFS-AO70425

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.

                                     SEMIANNUAL REPORT
                                     FEBRUARY 28, 2002

PRUDENTIAL
MUNICIPAL SERIES FUND/
NEW JERSEY MONEY MARKET SERIES

FUND TYPE
Money market

OBJECTIVE
The highest level of current income that is exempt from New Jersey State and federal income taxes, consistent with liquidity and the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                   PRUDENTIAL (LOGO)

Prudential Municipal Series Fund    New Jersey Money Market Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Municipal Series Fund/New Jersey Money
Market Series (the Series) seeks to provide the highest level of current income that is exempt from New Jersey State and federal income taxes, consistent with liquidity and the preservation of capital. The
Series intends to invest primarily in a portfolio of short-term tax-exempt debt securities with effective remaining maturities of 13 months or less from the state of New Jersey, its municipalities, local governments, and other qualifying issuers (such as issuers located in Puerto Rico, Guam, and the U.S.
Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

Money Fund Yield Comparison

               (CHART)
                                 www.PruFN.com    (800) 225-1852

Semiannual Report    February 28, 2002

Fund Facts                                         As of 2/28/02

                         7-Day       Net Asset     Taxable Equivalent Yield*    Weighted Avg.   Net Assets
                      Current Yld.  Value (NAV)    @ 31%    @ 36%    @ 38.6%     Mat. (WAM)     (Millions)
NJ Money
Market Series           0.98%          $1.00       1.52%    1.64%    1.70%         56 Days         $235
iMoneyNet, Inc.'s
State Specific Retail
New Jersey Avg.**       0.79%          $1.00       1.22%    1.32%    1.37%         43 Days         N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results.
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.
* Some investors may be subject to the federal alternative minimum tax and/or state and local taxes.
  Taxable equivalent yields reflect federal and applicable state tax rates.
**iMoneyNet, Inc. reports the 7-Day Current Yield,
  NAV, and WAM on Mondays. This is the data of all funds in the iMoneyNet, Inc.'s State Specific Retail
  New Jersey Average category as of February 25, 2002, the closest date to the end of our reporting period.

Weighted Average Maturity Comparison

              (CHART)

PRUDENTIAL (LOGO)                    April 17, 2002

DEAR SHAREHOLDER,
Our reporting period ended February 28, 2002, was a noteworthy time in the money markets. The National
Bureau of Economic Research announced that the U.S.
economy had slid into a recession for the first time in a decade. As the Federal Reserve
(the Fed) continued cutting short-term interest rates to revitalize the economy, the financial markets became increasingly volatile. In this uncertain economic climate, many investors sought the comparative safety provided by money market funds that invest in taxable or municipal securities.

Money market funds can play an important role in a well-diversified portfolio of investments that should also include longer-term debt securities and stocks.
Consulting your financial professional can help determine the suitability of these investments, given your risk profile and long-term goals, as well as the appropriate mix to help you meet your investment needs.

We explain conditions in the municipal money market and the Series' investment strategy on the following pages. As always, thank you for your continued confidence in Prudential mutual funds.

Sincerely,



David R. Odenath, Jr., President
Prudential Municipal Series Fund

Prudential Municipal Series Fund    New Jersey Money Market Series

Semiannual Report    February 28, 2002

INVESTMENT ADVISER'S REPORT

PERFORMANCE
New Jersey Money Market Series provided a higher than average yield throughout our fiscal half-year ended
February 28, 2002. On that date, the Series' seven-day current yield was 0.98% versus 0.79% for the average comparable New Jersey money fund as tracked by iMoneyNet. The Series' net asset value remained at $1 per share.

INVESTING AS SHORT-TERM RATES DECLINED
We faced two key challenges during our fiscal half-year. First, we needed to lock in yields on attractively priced New Jersey money market securities before the Fed's campaign to ease monetary policy drove yields progressively lower. Second, we had to prepare the Series to meet additional shareholder liquidity needs that typically occur at the end of a calendar year.

Fed policymakers had already cut short-term rates seven times in 2001 before our reporting period began. They eased monetary policy four more times during our fiscal half-year. Thus, the rate banks charge each other for overnight loans fell a total of
4.75 percentage points to 1.75%. The rate member banks pay to borrow from the Fed's discount window slid by the same amount to 1.25%. This was the first time in 40 years that rates slid below 2%.

FOCUS ON NOTES AND BONDS MATURING IN ONE YEAR
In this falling interest-rate environment, we met our
first challenge by positioning the Series' weighted
average maturity (WAM) longer than that of the
average comparable fund as tracked by iMoneyNet.
(WAM measures a fund's sensitivity to changes in
the level of interest rates. It considers the maturity
and quantity of each security held by a fund.)
Maintaining a longer than average WAM helped the
Series provide a better than average yield throughout
our reporting period.
                                                    3

Prudential Municipal Series Fund    New Jersey Money Market Series

Semiannual Report    February 28, 2002

We substantially lengthened the Series' WAM in September and early October 2001 by investing in tax-exempt commercial paper that matured in three to six months along with insured AAA-rated bonds maturing in one year. These high-quality bonds carried relatively attractive yields because they were sold in small lots that are less liquid than large lots. This posed no problem for the Series since we plan to hold on to them until they mature. We also invested in one-year notes that provide temporary financing for various New Jersey school districts. These purchases were well timed since municipal money market yields tumbled later in the year.

A TIMELY CHANGE IN INVESTMENT STRATEGY
In November, we shifted our strategy to meet our second challenge. We primarily bought very short-term money market securities that, while shortening the Series' WAM, still left it longer than average. This approach built up liquidity that enabled the Series to satisfy its expected fund outflows during the 2001 holiday season.

For a time in November, there was also speculation that the Fed might have finished its cycle of rate cuts. As yields moved neither markedly higher nor lower, we invested in floating-rate securities. We quickly turned them into cash in December, which we then used to buy one-year New Jersey bonds with attractive yields. This strategy enabled the Series to extend its WAM in December, and thus avoid having to lock in yields at unattractive levels when the "January effect" temporarily pushed yields lower. The
January effect refers to an annual occurrence that drives down yields as investors reinvest cash from coupon payments, bond calls, and maturing debt securities. After the January effect faded, we avoided locking in yields on one-year New Jersey securities out of concern that yields would soon climb if the Fed completed its campaign to ease monetary policy. As it turned out, the Fed did just that. Its assessment of risk to the economy changed from weakness to an even balance between weakness and inflation, suggesting that the Fed might soon start to increase rates. Thus, money market yields rose.

                      www.PruFN.com    (800) 225-1852

LOOKING AHEAD
We expect more New Jersey securities to be issued in 2002 than were issued in 2001. Given the soft economy, many municipalities will be inclined to borrow money, especially while interest rates are still at relatively low levels. Under these market conditions, we will continue our conservative approach to security selection. Declining tax revenues during the recession left the budgets of many state and local governments in tatters, including that of New Jersey. In fact, Moody's
Investors Service lowered New Jersey's general obligation bonds to Aa2 from Aa1 in March 2002. To explain its actions, Moody's cited New Jersey's large budget gap for the state's current fiscal year. New
Jersey has proposed spending cuts and certain tax increases to avoid a deficit in the 2003 fiscal year that begins July 1. However, changes in the governor's office and administration will test the state's ability to keep its financial matters in good order.

Prudential Municipal Series Fund Management Team

       Prudential Municipal Series Fund      New Jersey Money Market Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)

                                                                        Principal
                                      Moody's   Interest    Maturity    Amount          Value
Description (a)                       Rating    Rate        Date        (000)           (Note 1)
---------------------------------------------------------------------------------------------------------
Bethlehem Twnshp. Brd. of Ed.,
 G.O., Ser. 2002                      NR        2.25%       10/10/02    $    2,642      $  2,649,985
Burlington Cnty., G.O., Cnty.
 Coll., Ser. 1998                     NR        4.85         7/15/02         1,000         1,012,817
Burlington Twnshp., G.O., Ser.
 2001, F.G.I.C.                       NR        3.50        11/15/02           304           307,399
Clipper Tax Exempt C.O.P., Ser.
 2002-5, F.R.W.D., F.S.A., M.B.I.A.   VMIG1     1.19         3/07/02         6,285         6,285,000
Cumberland Cnty., G.O., Ser. 2001,
 M.B.I.A.                             NR        3.25        10/02/02           500           503,034
Delaware River Jt. Toll Bridge
 Commn. Rev., B.A.N.                  MIG1      2.25        11/01/02         2,000         2,004,045
Delaware River Port Auth.,
 Merlots, Ser. 00-B4, F.R.W.D.,
 F.G.I.C.                             VMIG1     1.20         3/06/02         5,510         5,510,000
 Merlots, Ser. 00-K, F.R.W.D.,
 F.S.A.                               VMIG1     1.20         3/06/02         4,000         4,000,000
 MSDW, Ser. 396, F.R.W.D., F.S.A.     VMIG1     1.06         3/07/02         5,880         5,880,000
 Ser. A89, F.R.D.D., F.S.A.           A-1+(c)   1.35         3/01/02           700           700,000
Dover Twnshp., G.O., Ser. 2001,
 B.A.N.                               NR        2.40         3/18/02         5,590         5,591,310
Fair Lawn, G.O., Ser. 2001,
 A.M.B.A.C.                           NR        4.00        12/01/02           575           583,532
Glen Ridge Sch. Dist., G.O.,
 Ser. 2002, F.S.A.                    NR        4.50         2/01/03           305           312,639
Harrison Twnshp.,
 G.O., M.B.I.A.                       NR        4.70        12/01/02           150           153,003
 G.O., Ser. 2001, M.B.I.A.            NR        4.50        12/01/02           250           254,542
 G.O., Ser. 2001, Util., M.B.I.A.     NR        4.50        12/01/02           360           366,540
Hudson Cnty. Impvt. Auth. Facs.
 Lease Rev., Hudson Cnty. Lease
 Proj., Ser. 1992                     NR        6.00        12/01/02         1,300(e)      1,364,202
Irvington Twnshp.,
 G.O., B.A.N.                         MIG1      3.85         3/22/02         1,143         1,143,149
 G.O., B.A.N.                         NR        2.70        10/30/02         2,458         2,464,699

    6                                      See Notes to Financial Statements

   Prudential Municipal Series Fund      New Jersey Money Market Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's   Interest    Maturity    Amount          Value
Description (a)                       Rating    Rate        Date        (000)           (Note 1)
---------------------------------------------------------------------------------------------------------
Jersey City,
 G.O., B.A.N.                         MIG1      2.25%        9/13/02    $    4,000      $  4,010,624
 G.O., B.A.N.                         SP-1+(c)  3.00         9/13/02         6,000         6,013,182
Lawrence Twnshp., G.O., B.A.N.        NR        3.12         5/23/02           429           428,613
Linden, G.O., B.A.N., Ser. 01         NR        3.20         6/10/02         2,685         2,687,958
Livingston Twnshp. Sch. Dist., G.O.   NR        3.30         5/20/02         8,000         8,012,917
Lyndhurst Twnshp.,
 G.O., Ser. 2001, F.G.I.C.            NR        4.70         5/01/02           530           531,297
 G.O., Wtr. Util., Ser. 2001,
 M.B.I.A.                             NR        5.10         5/01/02           115           115,356
Mahwah Twnshp., Gen. Impvt., G.O.,
 Ser. 2001                            NR        4.50        12/01/02           650           662,049
Morris Cnty., Gen. Impvt., G.O.,
 Ser. 2001                            NR        3.00         9/01/02         1,810         1,814,466
Mount Laurel Twnshp., B.A.N.          NR        3.40         5/31/02         2,850         2,853,794
New Hanover Twnshp. Brd. of Ed.,
 G.O.                                 NR        3.00         5/31/02         1,427         1,426,846
New Jersey Hlth. Care Facs. Fin.
 Auth. Rev., Comp. Prog., Ser. A2     VMIG1     1.00         3/07/02         2,500         2,500,000
New Jersey Hsg. & Mtge. Fin. Agcy.,
 Eagle Tax Exempt, Trust 92A, Ser.
 3001, F.R.W.D.                       A-1+(c)   1.04         3/07/02         6,500         6,500,000
New Jersey St.                        P-1       1.30         3/04/02         5,000         5,000,000
New Jersey St.                        P-1       1.20         5/24/02         3,000         3,000,000
New Jersey St. Econ. Dev. Auth.,
 AFL Qual. Inc. Proj., F.R.W.D.,
 A.M.T.                               A-1(c)    1.10         3/06/02         3,200         3,200,000
 AIRIS Newark, Ser. 1998, F.R.W.D.,
 A.M.B.A.C.                           A-1+(c)   1.05         3/07/02         3,700         3,700,000
 Alpha Assoc. & Avallone, Ser. 98,
 F.R.W.D.                             A-1(c)    1.10         3/06/02         2,420         2,420,000
 Catholic Cmnty. Svcs., Ser. 1995     VMIG1     1.00         3/07/02         1,800         1,800,000
 Dow Chemical El Dorado, Ser. 99A,
 F.R.D.D.                             P-1       1.60         3/01/02         6,800         6,800,000
 First Mtge. Presbyterian, Ser. 01C   A-1+(c)   1.05         3/07/02         8,500         8,500,000
 Kent Place, Ser. 92L, F.R.W.D.       VMIG1     1.15         3/07/02         1,505         1,505,000
 Mun. Loan Pool, A.M.B.A.C.           NR        3.50         9/15/02           890           895,924

    See Notes to Financial Statements                                      7

   Prudential Municipal Series Fund      New Jersey Money Market Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's   Interest    Maturity    Amount          Value
Description (a)                       Rating    Rate        Date        (000)           (Note 1)
---------------------------------------------------------------------------------------------------------
 Office Court Assoc. Proj., Ser.
 89, F.R.W.D., A.M.T.                 A-1(c)    1.15%        3/06/02    $    2,750      $  2,750,000
 Peddie Sch. Proj., Ser. 94B,
 F.R.W.D.                             A-1(c)    1.05         3/07/02         3,000         3,000,000
 Putters, Ser. 219, F.S.A.            A-1+(c)   1.05         3/07/02         4,570         4,570,000
 Republic Svcs. Inc. Proj., Ser.
 2001                                 A-1+(c)   1.10         3/06/02         2,000         2,000,000
 V.P.R. Commerce Ctr., Ser. 89,
 F.R.W.D., A.M.T.                     A-1(c)    1.05         3/07/02         6,100         6,100,000
New Jersey St. Envir. Infra. Trust,
 Waste Wtr. Treatment, Ser. 2001B     NR        3.75         6/15/02           335           335,710
New Jersey St. Tpke. Auth. Rev.,
 Ser. 1991D, F.G.I.C.                 VMIG1     1.05         3/06/02         9,600         9,600,000
 Ser. 2000EEE, F.R.W.D., M.B.I.A.     VMIG1     1.20         3/06/02         5,000         5,000,000
New Jersey St. Trans. Trust Fund
 Auth., Merlots, Ser. A5, F.S.A.      VMIG1     1.20         3/06/02         2,280         2,280,000
Newark, G.O., B.A.N.                  NR        3.40        10/01/02         5,000         5,030,072
North Brunswick Twnshp., G.O., Ser.
 2002 F.S.A.                          NR        4.65         1/01/03           225           229,639
Ocean Cnty., G.O., Ser. 2001          NR        3.00         8/01/02           400           400,687
Old Bridge Twnshp., G.O., Ser. 2002   NR        4.00         2/01/03           450           459,509
Passaic Cnty. Utils. Auth. Solid
 Waste Disp. Rev., Ser. 1996,
 M.B.I.A.                             Aaa       Zero         3/01/02         3,380         3,380,000
Port Auth. New York & New Jersey      P-1       1.25         3/06/02         4,125         4,125,000
Port Auth. New York & New Jersey,
 Ser. 2 F.R.D.D.                      VMIG1     1.40         3/01/02         3,000         3,000,000
 Ser. 3 F.R.D.D.                      VMIG1     1.40         3/01/02         5,200         5,200,000
 Ser. 4, F.R.D.D., A.M.T.             VMIG1     1.50         3/01/02         6,850         6,850,000
 Ser. 93-2, F.R.W.D.                  CPS1      1.18         3/05/02         7,000         7,000,000
 Merlots, Ser. 00Z, F.R.W.D.,
 M.B.I.A., A.M.T.                     VMIG1     1.25         3/06/02         4,965         4,965,000
Puerto Rico Ind. Tourist Ed. Med. &
 Environ. Ctr. Facs., Bristol-Myers
 Squibb, Ser. 2000, F.R.W.D.          P-1       1.10         3/07/02         2,500         2,500,000
Rahway, G.O., F.G.I.C.                NR        4.50        12/15/02           255           259,972
Randolph Twnshp., G.O., B.A.N.        NR        2.50         9/12/02         2,500         2,506,564

    8                                      See Notes to Financial Statements

   Prudential Municipal Series Fund      New Jersey Money Market Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's   Interest    Maturity    Amount          Value
Description (a)                       Rating    Rate        Date        (000)           (Note 1)
---------------------------------------------------------------------------------------------------------
Readington Twnshp., G.O., B.A.N.      NR        2.75%        4/25/02    $    5,320      $  5,321,734
Rumson, Ser. A, G.O., B.A.N.          NR        3.40         5/29/02         2,471         2,473,638
Secaucus Sch. Dist., Ser. 2001        NR        2.30         7/19/02         2,317         2,320,519
South Brunswick Twnshp., G.O., Ser.
 2001                                 NR        4.25         7/15/02           200           201,667
South Orange & Maplewood Sch.
 Dist., Ser. 01B                      NR        2.50         5/31/02         5,100         5,107,597
Union Cnty. Impvt. Auth. Rev.,
 MTG-Cedar Glen Hsg. Corp., Ser.
 01A, F.N.M.A., A.M.T.                A-1+(c)   1.15         3/07/02         4,610         4,610,000
Union County, B.A.N.                  NR        1.75         6/06/02         6,900         6,907,916
Union Twnshp., G.O.                   NR        4.00        11/15/02           170           172,374
Vineland, Wtr. Util., G.O.            NR        4.62        12/01/02           155           158,019
Waldwick, G.O., B.A.N.                NR        3.50         5/31/02         4,997         5,005,490
Washington Twnshp., B.A.N.            NR        3.37         5/31/02         2,190         2,192,626
Wayne Twnshp.,
 Sch. Dist., G.O.                     NR        4.10         5/15/02           250           250,451
 Sch. Dist., G.O.,                    NR        2.50         8/09/02         2,723         2,730,482
                                                                                        ------------
Total Investments  99.8%
 (cost $234,458,588; (d))                                                                234,458,588
Other assets in excess of
 liabilities  0.2%                                                                           484,678
                                                                                        ------------
Net Assets  100%                                                                        $234,943,266
                                                                                        ------------
                                                                                        ------------

    See Notes to Financial Statements                                      9

   Prudential Municipal Series Fund      New Jersey Money Market Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    B.A.N.--Bond Anticipation Note.
    C.O.P.--Certificates of Participation.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.N.M.A.--Federal National Mortgage Association.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    G.O.--General Obligation.
    M.B.I.A.--Municipal Bond Insurance Association.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Standard & Poor's Rating.
(d) The cost of securities for federal income tax purposes is substantially the same as for financial statement purposes.
(e) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.

    10                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Money Market Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 28, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value     $ 234,458,588
Cash                                                                      53,809
Receivable for Series shares sold                                      2,992,700
Interest receivable                                                    1,325,885
Prepaid expenses and other assets                                         13,493
                                                                 -----------------
      Total assets                                                   238,844,475
                                                                 -----------------
LIABILITIES
Payable for Series shares reacquired                                   3,761,268
Management fee payable                                                    90,474
Distribution fee payable                                                  22,618
Dividends payable                                                         20,771
Accrued expenses                                                           3,900
Deferred trustees' fee                                                     2,178
                                                                 -----------------
      Total liabilities                                                3,901,209
                                                                 -----------------
NET ASSETS                                                         $ 234,943,266
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par value                $   2,349,433
   Paid-in capital in excess of par                                  232,593,833
                                                                 -----------------
Net assets, February 28, 2002                                      $ 234,943,266
                                                                 -----------------
                                                                 -----------------
Net asset value, offering price and redemption price per share
   ($234,943,266 / 234,943,266 shares of beneficial interest
   issued and outstanding; unlimited number of shares
   authorized)                                                             $1.00
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund      New Jersey Money Market Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 2,262,636
                                                                 -----------------
Expenses
   Management fee                                                       553,823
   Distribution fee                                                     138,456
   Custodian's fees and expenses                                         42,000
   Reports to shareholders                                               38,000
   Transfer agent's fees and expenses                                    23,000
   Legal fees and expenses                                               12,000
   Registration fees                                                     10,000
   Trustees' fees                                                         7,000
   Audit fee                                                              4,000
   Miscellaneous                                                          3,745
                                                                 -----------------
      Total expenses                                                    832,024
Less: Custodian fee credit (Note 1)                                        (303)
                                                                 -----------------
    Net expenses                                                        831,721
                                                                 -----------------
Net investment income                                                 1,430,915
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,430,915
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months              Year
                                                     Ended                Ended
                                               February 28, 2002     August 31, 2001
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $   1,430,915        $   6,094,985
   Net realized gain on investment
      transactions                                          --                5,137
                                               -----------------    -----------------
   Net increase in net assets resulting from
      operations                                     1,430,915            6,100,122
                                               -----------------    -----------------
Dividends and distributions paid to
shareholders
(Note 1)                                            (1,430,915)          (6,100,122)
                                               -----------------    -----------------
Series share transactions (at $1 per share)
   Net proceeds from shares sold                   305,724,612          684,354,758
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                    1,433,317            5,979,944
   Cost of shares reacquired                      (280,775,069)        (677,244,731)
                                               -----------------    -----------------
   Net increase in net assets from Series
      share transactions                            26,392,860           13,089,971
                                               -----------------    -----------------
Total increase                                      26,392,860           13,089,971
NET ASSETS
Beginning of period                                208,550,406          195,460,435
                                               -----------------    -----------------
End of period                                    $ 234,943,266        $ 208,550,406
                                               -----------------    -----------------
                                               -----------------    -----------------

    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund      New Jersey Money Market Series
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of six series. The monies of each series are invested in separate, independently managed portfolios. The New Jersey Money Market Series (the 'Series') commenced investment operations on December 3, 1990. The Series is nondiversified and seeks to achieve its investment objective of providing the highest level of income that is exempt from New Jersey state and federal income taxes with a minimum of risk by investing in 'investment grade' tax-exempt securities maturing within 13 months or less and whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization, or if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Series are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. The Series amortizes premiums and accretes discounts on portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

      Dividends:    The Series declares daily dividends from net investment
income and net realized short-term capital gains or losses. Payment of dividends is made monthly.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

       Prudential Municipal Series Fund      New Jersey Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Management, Inc. ('PIM'). The subadvisory agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping cost of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Series shares. The Series compensates PIMS for distributing and servicing the Series' shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series' average daily net assets. The distribution fee is accrued daily and payable monthly.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended February 28, 2002, the Series incurred fees of approximately $23,000 for the services of PMFS. As of February 28, 2002, approximately $3,900 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
                                                                          15

       Prudential Municipal Series Fund      New Jersey Money Market Series
             Financial Highlights (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    1.00
Net investment income and net realized gains                               .01
Dividends and distributions                                               (.01)
                                                                 -----------------
Net asset value, end of period                                       $    1.00
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(a):                                                           .66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 234,943
Average net assets (000)                                             $ 223,365
Ratios to average net assets:
   Expenses, including distribution fee and service (12b-1)
   fees                                                                    .75%(b)
   Expenses, excluding distribution fee and service (12b-1)
   fees                                                                    .63%(b)
   Net investment income                                                  1.29%(b)

------------------------------
(a) Total return includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b) Annualized.

       Prudential Municipal Series Fund      New Jersey Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
         .03                  .03                  .03                  .03                  .03
        (.03)                (.03)                (.03)                (.03)                (.03)
----------------     ----------------     ----------------     ----------------     ----------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        2.95%                3.12%                2.52%                2.87%                2.82%
    $208,550             $195,460             $207,004             $200,915             $199,472
    $212,370             $204,697             $209,479             $198,647             $196,223
         .73%                 .72%                 .72%                 .73%                 .73%
         .60%                 .59%                 .59%                 .60%                 .60%
        2.87%                3.07%                2.49%                2.82%                2.78%

Prudential Municipal Series Fund    New Jersey Money Market Series

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800)
225-1852. Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
-----------------------

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
    Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
                                  www.PruFN.com    (800) 225-1852


Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
    Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**
---------------------

Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
    Money Market Series

* This Fund is not a direct purchase money fund and is only an exchangeable money fund.
**Not exchangeable with the Prudential mutual funds.

Prudential Municipal Series Fund    New Jersey Money Market Series

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities
Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month.
Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                        www.PruFN.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

TRUSTEES
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment
   Management, Inc.
Gateway Center Two
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
  Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Nasdaq         CUSIP
------         -----
PNJXX        74435M762

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2002, were not audited and, accordingly, no opinion is expressed on them.

PRUDENTIAL (LOGO)


Nasdaq          CUSIP
------          -----
PNJXX         74435M762

MF147E2    IFS-A070343

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.

                                       SEMIANNUAL REPORT
                                       FEBRUARY 28, 2002

PRUDENTIAL
MUNICIPAL SERIES FUND/
NEW YORK SERIES

FUND TYPE
Municipal bond

Objective
Maximize current income that is exempt
from New York State, New York City,
and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Series' portfolio
holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                     PRUDENTIAL (LOGO)

Prudential Municipal Series Fund      New York Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The investment objective of the Prudential
Municipal Series Fund/New York Series (the
Series) is to maximize current income that is exempt from New York State, New York
City, and federal income taxes, consistent with the preservation of capital. However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are subject to the AMT. There can be no assurance that the Series will achieve its investment objective.

Portfolio Composition

Expressed as a percentage of
total investments as of 2/28/02
        47.6%   Revenue Bonds
        44.1    General Obligation Bonds
         8.0    Prerefunded
         0.3    Miscellaneous

Credit Quality

Expressed as a percentage of
total investments as of 2/28/02
        3.5%    AAA
        36.4    AAA Insured
        12.7    AA
        30.8    A
         8.6    BBB
         0.7    BB
         7.3    Not Rated* (Prudential ratings used):
                2.1    AAA
                0.8    BBB
                1.4    BB
                3.0    B

*Not rated bonds are believed to be of
 comparable quality to rated investments.

Ten Largest Issuers

Expressed as a percentage of
net assets as of 2/28/02
    6.4%    New York City General Obligation*

    5.5    New York State Dorm Authority
           Revenue, City University
    5.1    New York State Local Government
           Assistance Corp.
    4.8    Puerto Rico Commonwealth

    4.2    New York City Dorm Authority
           Revenue, State University
    3.9    New York State Urban Development
           Corp. Revenue
    3.8    Metropolitan Transportation Authority
           New York Service Contract
    3.7    Metropolitan Transportation Authority
           Facs. Revenue
    3.1    Triborough Bridge and Tunnel
           Authority Revenue
    3.0    New York State Dorm Authority
           Marymount College

*Some issues are prerefunded, which means they are secured by escrowed cash and/or direct U.S. guaranteed obligations. For details, see the Portfolio of Investments.
 Holdings are subject to change.

                                   www.PruFN.com    (800) 225-1852

Semiannual Report    February 28, 2002

Cumulative Total Returns1                              As of 2/28/02

                                Six Months   One Year  Five Years     Ten Years     Since Inception2
Class A                            1.21%      6.17%      32.94%    87.94% (87.63)     124.83% (124.45)
Class B                            1.09       5.82       30.83     81.30  (81.00)     250.91  (250.04)
Class C                            0.97       5.57       29.22          N/A            50.56   (50.31)
Class Z                            1.33       6.33       34.23          N/A            35.51   (35.40)
Lipper NY Muni Debt Funds Avg.3    0.87       5.92       30.36         84.14                ***
Lehman Brothers Muni Bond Index4   1.99       6.84       36.15         95.13               ****

Average Annual Total Returns1                                 As of 3/31/02

            One Year    Five Years    Ten Years     Since Inception2
Class A      -0.26%       5.00%      5.92% (5.90)     6.41% (6.39)
Class B      -2.24        5.18       5.87  (5.85)     7.28  (7.27)
Class C       0.42        4.87           N/A          5.04  (5.02)
Class Z       3.17        5.87           N/A          5.45  (5.44)

Distributions and Yields                          As of 2/28/02

         Total Distributions      30-Day     Taxable Equivalent Yield5 at Tax Rates of
         Paid for Six Months    SEC Yield                36%    38.6%
Class A         $0.31             3.65%                6.12%    6.38%
Class B         $0.30             3.52                  5.90    6.15
Class C         $0.29             3.24                  5.43    5.66
Class Z         $0.33             4.02                  6.74    7.03

Past performance is not indicative of future
results. Principal and investment return
will fluctuate so that an investor's shares,
when redeemed, may be worth more or less
than their original cost.
1 Source: Prudential Investments LLC and
  Lipper Inc. The cumulative total returns do
  not take into account sales charges. The
  average annual total returns do take into
  account applicable sales charges. The Series
  charges a maximum front-end sales charge of
  3% for Class A shares and a declining
  contingent deferred sales charge (CDSC) of
  5%, 4%, 3%, 2%, 1%, and 1% for six years for
  Class B shares. Approximately seven years
  after purchase, Class B shares will
  automatically convert to Class A shares on a
  quarterly basis. Class C shares are subject
  to a front-end sales charge of 1% and a CDSC
  of 1% for shares redeemed within 18 months
  of purchase. Class Z shares are not subject
  to a sales charge or distribution and
  service (12b-1) fees. Without waiver of fees
  and/or expense subsidization, the Series'
  cumulative and average annual total returns
  would have been lower, as indicated in
  parentheses. The cumulative and average
  annual total returns in the tables above do
  not reflect the deduction of taxes that a
  shareholder would pay on fund distributions
  or following the redemption of fund shares.
2 Inception dates: Class A, 1/22/90; Class
  B, 9/13/84; Class C, 8/1/94; and Class Z,
  12/6/96.
3 The Lipper Average is unmanaged, and is
  based on the average return for all funds in
  each share class for the six-month, one-
  year, five-year, ten-year, and since
  inception periods in the Lipper New York
  Municipal Debt Funds category. Single-State
  Municipal Debt Funds limit their assets to
  those securities that are exempt from
  taxation in a specified state (double tax-
  exempt) or city (triple tax-exempt).
4 The Lehman Brothers Municipal Bond Index
  is an unmanaged index of over 39,000 long-
  term investment-grade municipal bonds. It
  gives a broad look at how long-term
  investment-grade municipal bonds have
  performed.
5 Taxable equivalent yields reflect federal
  and applicable state tax rates.
  Investors cannot invest directly in an
  index.
The returns for the Lipper Average and the
Lehman Brothers Municipal Bond Index would
be lower if they included the effect of
sales charges or taxes.
***Lipper Since Inception returns are
   120.72% for Class A, 291.11% for Class B,
   54.69% for Class C, and 30.80% for Class Z,
   based on all funds in each share class.
****Lehman Brothers Municipal Bond Index
    Since Inception returns are 136.50% for
    Class A, 334.18% for Class B, 64.56% for
    Class C, and 37.08% for Class Z, based on
    all funds in each share class.
                                            1

PRUDENTIAL (LOGO)              April 17, 2002

DEAR SHAREHOLDER,
Our fiscal half-year ended February 28,
2002, was a noteworthy time in the municipal bond market. The U.S. economy slid into a recession for the first time in a decade even as the Federal Reserve (the Fed) continued to cut short-term interest rates in order to stimulate economic growth. In turn, state and local governments took advantage of the lower rate environment by issuing a huge volume of bonds that at times hurt prices of outstanding bonds. Despite these obstacles, municipal bonds managed to return 1.99% over the period, outpacing the -1.67% return of the stock market as measured by the Lehman Brothers Municipal
Bond and S&P 500 Composite index averages, respectively.

These numbers reflect a historic precedent concerning the behaviors of the equity and bond markets. Over time, these markets have moved counter to each other--that is, when one moves up, the other moves down, and vice versa. This underscores the importance of diversifying your investments among the different asset classes of fixed income, equities, and cash. Your financial professional can help determine the suitability of these investments, given your risk profile and long-term goals, as well as the appropriate mix to help you meet your investment needs.

The Series' investment adviser discusses developments in the municipal market and explains the Series' investments on the following pages.

Sincerely,


David R. Odenath, Jr., President
Prudential Municipal Series Fund

Prudential Municipal Series Fund      New York Series

Semiannual Report    February 28, 2002

INVESTMENT ADVISER'S REPORT

PERFORMANCE
New York Series' Class A shares returned
1.21% (without considering sales charges) for our six-month reporting period ended
February 28, 2002, which exceeded the 0.87% return of its benchmark Lipper New York
Municipal Debt Funds Average. For investors subject to the Class A shares' one-time initial sales charge, the Class A shares returned -1.83 % for the same period.

A CHALLENGING SIX MONTHS FOR MUNICIPAL BONDS
The returns of the Series and its benchmark
Lipper Average largely reflect the
challenging conditions in the municipal
bond market. Tax-exempt bonds faced
two hurdles early in our reporting
period. First, investors worried that
declining short-term interest rates and
lower taxes would eventually reinvigorate the U.S. economy and lead to higher interest rates. This belief led them to require higher yields on municipal bonds in the final two months of 2001, which drove bond prices lower. Second, state and local governments hurriedly issued bonds in the final two months of 2001 because they also feared that short-term rates would rise in 2002. This burgeoning supply of debt securities often outpaced investor demand, thereby weighing on municipal bond prices.

OUR COUPON "BARBELL" STRATEGY
Faced with this challenging market
environment, we employed a barbell
strategy in which the Series' assets were
concentrated primarily in two types of
municipal bond coupons. One side of our
barbell consisted of intermediate-term bonds
with high coupon rates that provided the
Series with considerable interest income.
Prices of these bonds tend to hold up
relatively well when the municipal bond
market sells off because investors want the
solid income that they provide. The other
side of the barbell consisted of zero coupon
bonds. Zero coupon bonds are so named
because they pay no interest and are sold at
discounted prices to make up for their lack
of periodic interest payments. Zero coupon
bonds are the most interest-rate sensitive
of all bonds, and perform better than other
types of debt securities when interest rates
decline and bond prices move higher. Thus,
we held zero coupon bonds for their potential
price appreciation.
                                            3

Prudential Municipal Series Fund      New York Series

Semiannual Report    February 28, 2002

As it turned out, both sides of our coupon barbell suffered in November and December
2001, though not to the same extent.
Municipalities issued a barrage of bonds with high coupon rates in late 2001 knowing that there was strong investor demand for them. However, the heavy supply temporarily hurt the prices of these bonds. Meanwhile, zero coupon bonds were hit hard by fears that an imminent economic recovery would drive interest rates higher. The Series' heavy exposure to zero coupon bonds, such as those of the Triborough Bridge & Tunnel
Authority due in 2021, hurt its performance on an absolute basis and in relation to its benchmark Lipper Average during our reporting period.

REBALANCING OUR COUPON BARBELL
In light of the bearish market conditions in late 2001, we sold some of the Series' zero coupon bonds in early 2002 and purchased more bonds with high coupon rates. Prices of high coupon bonds began to improve in early
2002 as the "January effect" took hold.
The January effect refers to an annual
occurrence that drives municipal bond prices higher (and their yields lower) as investors reinvest cash from coupon payments, bond calls, and maturing bonds. During this time, municipal bond issuance slowed to a trickle as most state and local governments had not initiated borrowing for the new calendar year. Increased exposure to high coupon bonds helped the Series' Class A shares outperform their Lipper Average for our reporting period without taking into account their one-time initial sales charge.

SECTOR SELECTIONS
As for sectors within the municipal
market, the Series benefited from its
exposure to the healthcare area,
while its exposure to transportation-
related issues hurt the Series' returns. For example, the Series held bonds of the Beltrone Living Center that gained in value.
The retirement center is fully occupied, which bodes well for its financial health.
By contrast, the Series had exposure to
bonds issued by the New York City Industrial
Development Agency for a Holiday Inn located very near LaGuardia Airport. These bonds performed poorly as room occupancy at the hotel declined because air travel slumped after the September 11 terrorist attacks on the World Trade Center.

www.PruFN.com    (800) 225-1852

These attacks, along with the national
recession, left New York City with a large budget gap that Mayor Michael Bloomberg hopes to close via spending cuts, higher cigarette taxes, and increased borrowing.
New York City general obligation bonds
remain rated A2 by Moody's Investors
Service, single-A by Standard & Poor's, and
A-plus by Fitch Investors Service.

LOOKING AHEAD
We expect more New York securities to be issued in 2002 than were issued in 2001.
Plagued by revenue shortfalls, some Empire
State municipalities will be inclined to borrow money while interest rates are still at relatively low levels. Most notably, New
York City plans to sell $1.5 billion in
bonds to help balance its budget. Given our belief that the economy will continue to rebound during 2002, we will look to increase exposure to the single-family housing bond sector. These securities afford higher relative current yields, and should benefit as the economy recovers and the risk of significant mortgage prepayments subsides.

Prudential Municipal Series Fund Management Team

                                            SEMIANNUAL REPORT
                                            FEBRUARY 28, 2002

PRUDENTIAL
MUNICIPAL SERIES FUND/
NEW YORK SERIES


                                            FINANCIAL STATEMENTS

       Prudential Municipal Series Fund      New York Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)

                                                                         Principal
                                 Moody's        Interest    Maturity     Amount           Value
Description (a)                  Rating         Rate        Date         (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  99.7%
----------------------------------------------------------------------------------------
Albany Mun. Wtr. Fin. Auth.
 Wtr. & Swr. Sys. Rev.,
 Cap. Apprec., Ser. A,
 F.G.I.C.                        Aaa            Zero          12/01/20   $    2,165       $    854,179
 Cap. Apprec., Ser. A,
 F.G.I.C.                        Aaa            Zero          12/01/21        1,160            431,346
Albany Parking Auth. Rev.,
 Ser. A                          BBB+(d)        5.625%         7/15/25        1,000          1,020,020
Brookhaven Ind. Dev. Agcy.
 Civic Fac. Rev., Mem. Hosp.
 Med. Ctr., Inc., Ser. A         NR             8.125         11/15/20        1,500          1,536,870
City of Buffalo,
 Sch., G.O., Ser. D, F.G.I.C.    Aaa            5.50          12/15/15          635            694,296
 Sch., G.O., Ser. E, F.S.A.      Aaa            6.00          12/01/16        1,100          1,241,724
City of Elmira, Wtr. Impvt.,
 Ser. 96 B, A.M.B.A.C.           Aaa            5.95           3/01/16        5,395          5,868,897
City of New Rochelle Ind. Dev.
 Agcy.,
 Coll. of New Rochelle           Baa2           6.625          7/01/12          500(c)(g)      518,670
 Coll. of New Rochelle           Baa2           6.75           7/01/22        2,000(c)(g)    2,075,520
Dutchess Cnty. Indl. Dev.
 Agcy. Civic Fac. Rev., Bard
 Coll.                           A3             5.75           8/01/30        4,000          4,159,080
Greece Central Sch. Dist.,
 G.O., F.G.I.C.                  Aaa            6.00           6/15/16          950          1,102,266
 G.O., F.G.I.C.                  Aaa            6.00           6/15/17          950          1,098,267
 G.O., F.G.I.C.                  Aaa            6.00           6/15/18          950          1,092,975
Islip Res. Rec., Rev., Ser. B,
 A.M.B.A.C., A.M.T.              Aaa            7.20           7/01/10        1,745          2,115,533
Jefferson Cnty. Ind. Dev.
 Agcy., Solid Waste Disp.
 Rev., A.M.T.                    Baa2           7.20          12/01/20        1,500          1,554,570
Metro. Trans. Auth. Facs.
 Rev.,
 Cap. Apprec., Ser. N,
 F.G.I.C.                        Aaa            Zero           7/01/12        5,575          3,623,471
 Cap. Apprec., Ser. N,
 F.G.I.C.                        Aaa            Zero           7/01/13        4,000          2,447,080
 Commuter Facs., Ser. A,
 F.G.I.C.                        Aaa            5.60           7/01/09          500            547,555

    See Notes to Financial Statements                                      7

   Prudential Municipal Series Fund      New York Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                 Moody's        Interest    Maturity     Amount           Value
Description (a)                  Rating         Rate        Date         (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
 Commuter Facs., Ser. A,
 F.G.I.C.                        Aaa            5.70%          7/01/10   $    1,000       $  1,092,740
 Trans. Facs. Rev., Ser. A,
 F.S.A.                          Aaa            5.60           7/01/09        2,900          3,175,819
 Trans. Facs. Rev., Ser. A,
 F.S.A.                          Aaa            5.70           7/01/10        4,600          5,026,604
Metro. Trans. Auth., New York
 Svc. Contract,
 Cap. Apprec., Ser. 7,
 M.B.I.A.                        Aaa            Zero           7/01/08        4,500          3,589,875
 Commuter Facs., Ser. O          A3             5.50           7/01/17        2,500          2,725,325
 Trans. Facs. Rev., Ser. O       A3             5.75           7/01/13        1,975          2,235,483
Nassau Cnty. New York Interim
 Fin. Auth., Sales Tax
 Secured, Ser. A-1, A.M.B.A.C.   Aaa            5.375         11/15/16        1,000          1,069,800
New York City Ind. Dev. Agcy.,
 Laguardia Assoc., Ltd.
 Partnership Proj.               NR             6.00          11/01/28        2,000          1,561,420
 Staten Island Univ. Hosp.
 Proj., Ser. B                   Baa3           6.375          7/01/31          500            500,020
New York City Ind. Dev. Agcy.,
 Civic. Fac. Rev.,
 Touro Coll. Proj., Ser. A       Ba3            6.35           6/01/29        1,700(g)       1,482,927
 U.S.T.A. Nat'l. Tennis Ctr.
 Proj., F.S.A.                   Aaa            6.375         11/15/14        1,000          1,109,760
New York City Mun. Fin. Auth.,
 Wtr. & Swr. Sys. Rev.           Aa2            5.50           6/15/33        2,170          2,246,449
 Wtr. & Swr. Sys. Rev.,
 Ser. A                          Aa2            5.50           6/15/24        2,000          2,051,480
 Wtr. & Swr. Sys. Rev.,
 Ser. B                          Aa2            6.00           6/15/33        1,615(c)       1,895,170
 Wtr. & Swr. Sys. Rev.,
 Ser. B                          Aa2            6.00           6/15/33          985          1,140,551
New York City Trans. Auth.,
 Triborough Bridge & Tunnel
 Auth., A.M.B.A.C.               Aaa            5.75           1/01/20        4,760          5,136,897

    8                                      See Notes to Financial Statements

   Prudential Municipal Series Fund      New York Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                 Moody's        Interest    Maturity     Amount           Value
Description (a)                  Rating         Rate        Date         (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
New York City Trans. Fin.
 Auth. Rev., Future Tax Sec.,
 Ser. B                          Aa2            5.50%          2/01/17   $    2,500       $  2,677,575
 Ser. B                          Aa2            6.00          11/15/29        1,000          1,100,230
 Ser. C                          Aa2            5.50          11/01/29        2,500          2,598,550
New York City Trust Cult. Res.
 Rev., Museum of American Folk
 Art                             A(d)           6.125          7/01/30        1,375          1,440,079
New York City, G.O.,
 Ser. A                          A2             6.00           5/15/30        1,000          1,077,470
 Ser. D                          A2             8.00           8/01/03           50             51,698
 Ser. D                          A2             7.70           2/01/09           25             25,508
 Ser. F                          A2             8.20          11/15/03          240            246,905
 Ser. G                          A2             5.875         10/15/14        2,500          2,678,300
 Ser. H, F.S.A.                  AAA(d)         5.25           3/15/15        1,000          1,060,060
 Ser. I                          A(d)           6.10           4/15/10          565(c)         652,541
 Ser. I                          A2             6.10           4/15/10        1,435          1,592,132
 Ser. I                          A(d)           6.25           4/15/27        3,750(g)       4,353,675
 Ser. I                          A2             6.25           4/15/27        2,250          2,433,060
New York St. Dorm. Auth. Rev.,
 City Univ. Sys. Cons., F.S.A.   Aaa            5.50           7/01/29        2,500          2,601,050
 City Univ. Sys. Cons., Ser. B   A3             6.00           7/01/14        6,500          7,461,740
 City Univ. Sys. Cons., Ser. D   A3             7.00           7/01/09        1,880          2,139,496
 Coll. & Univ. Ed., M.B.I.A.,
 A.M.T.                          Aaa            Zero           7/01/04        2,255(g)       2,133,456
 Ins. Marymount Manhattan
 Coll.                           AA(d)          6.375          7/01/15        1,875          2,126,250
 Ins. Marymount Manhattan
 Coll.                           AA(d)          6.375          7/01/16        1,975          2,230,348
 Ins. Marymount Manhattan
 Coll.                           AA(d)          6.375          7/01/17        2,080          2,341,955
 Lenox Hill Hosp. Oblig. Group   A3             5.50           7/01/30        1,500          1,523,535
 Mental Hlth. Svcs. Facs.
 Impvt., Ser. B                  A3             6.50           8/15/11        3,000          3,534,210
 Mount Sinai Hlth., Ser. A       Baa2           6.50           7/01/25        2,000          2,185,600

    See Notes to Financial Statements                                      9

   Prudential Municipal Series Fund      New York Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                 Moody's        Interest    Maturity     Amount           Value
Description (a)                  Rating         Rate        Date         (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
 New York Univ., Ser. A,
 M.B.I.A.                        Aaa            5.75%          7/01/27   $    5,000       $  5,600,900
 St. Univ. Edl. Facs., Ser. A    A3             5.25           5/15/15        8,600          9,299,094
New York St. Engy. Resch. &
 Dev. Auth. Rev., Brooklyn
 Union Gas Co., Ser. B,
 M.B.I.A., A.M.T.                Aaa            6.75           2/01/24        2,000          2,056,380
New York St. Environ. Facs.
 Corp., Poll. Ctrl. Rev., Ser.
 E                               Aaa            6.50           6/15/14           35             35,851
New York St. Hsg. Fin. Agcy.
 Rev.,
 Multi-Fam. Hsg., Sec. Mtge.,
 Ser. A, A.M.T.                  Aa1            7.05           8/15/24        1,000          1,026,400
 St. Univ. Constr., Ser. A,
 E.T.M.                          AAA(d)         8.00           5/01/11        3,600(c)       4,569,516
New York St. Local Gov't.
 Assist. Corp.,
 Cap. Apprec., Ser. C            A3             Zero           4/01/14        8,882          5,167,459
 Ser. E                          A3             6.00           4/01/14        5,385(g)       6,218,867
New York St. Med. Care Facs.
 Fin. Agcy. Rev., New York
 Hosp., Ser. A, A.M.B.A.C.,
 F.H.A.                          Aaa            6.50           8/15/29        3,000(c)       3,409,470
New York St. Thrwy. Auth.,
 Highway & Bridge Trust Fund,
 Ser. A, F.S.A.                  Aaa            6.00           4/01/16        2,200          2,476,848
 Highway & Bridge Trust Fund,
 Ser. B, F.G.I.C.                Aaa            6.00           4/01/14        2,220(c)       2,445,019
 Svc. Contract Rev., Local
 Highway & Bridge                A3             6.45           4/01/15        1,000(c)       1,139,510
New York St. Urban Dev. Corp.
 Rev.,
 Correctional Cap. Facs.,
 A.M.B.A.C.                      Aaa            Zero           1/01/08        8,000          6,483,680
 St. Facs.                       A3             5.75           4/01/12        5,750          6,491,923
 St. Facs.                       A3             5.60           4/01/15        2,000          2,224,160

    10                                     See Notes to Financial Statements

   Prudential Municipal Series Fund      New York Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                 Moody's        Interest    Maturity     Amount           Value
Description (a)                  Rating         Rate        Date         (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
Niagara Cnty. Ind. Dev. Agcy.,
 Solid Waste Disp. Rev.,
 Ser. B, A.M.T.                  Baa1           5.55%         11/15/24   $    2,000       $  2,061,740
Otsego Cnty. Ind. Dev. Agcy.,
 Civic Facs. Rev., Hartwick
 Coll. Proj., Ser. A             Baa2           5.50%          7/01/19        2,520(g)       2,592,097
Puerto Rico Comnwlth.,
 Pub. Impvt. Rfdg., M.B.I.A.     Aaa            7.00           7/01/10        1,250          1,524,587
 Pub. Impvt., M.B.I.A.           Aaa            Zero           7/01/19        3,745          1,625,817
 Rfdg., F.G.I.C.                 Aaa            5.50           7/01/14        2,500(f)       2,779,500
 Rites P.A. 625, A.M.B.A.C.      NR             13.026         7/01/10        3,250(e)       4,677,855
Puerto Rico Ind. Tourist Ed.
 Med. & Environ. Ctrl. Facs.,
 Cogen Fac. Proj., A.M.T.        Baa2           6.625          6/01/26        3,500          3,639,895
Puerto Rico Pub. Bldgs. Auth.
 Rev., Gtd. Gov't. Facs.,
 Ser. A, A.M.B.A.C., E.T.M.      Aaa            6.25           7/01/15        2,050          2,443,272
Puerto Rico Pub. Fin. Corp.,
 Comnwlth. Approp., Ser. A,
 M.B.I.A.                        Aaa            5.50           8/01/17        2,500          2,706,200
 Comnwlth. Approp., Ser. E       Baa3           5.70           8/01/25        2,000          2,069,440
Scotia Hsg. Auth. Rev., Coburg
 Village Inc. Proj., Ser. A      NR             6.20           7/01/38        4,000          3,182,440
Suffolk Cnty. Ind. Dev. Agcy.
 Rev., Nissequogue Cogen
 Partners, Facs., A.M.T.         NR             5.50           1/01/23        2,000          1,797,400
Triborough Bridge & Tunnel
 Auth. Rev., Ser. B              Aa3            5.30           1/01/17        6,635          6,909,291
Upper Mohawk Valley Reg. Wtr.
 Fin. Auth.,
 Wtr. Sys. Rev., Cap. Apprec.,
 A.M.B.A.C.                      Aaa            Zero           4/01/21        2,005            770,862
 Wtr. Sys. Rev., Cap. Apprec.,
 A.M.B.A.C.                      Aaa            Zero           4/01/25        2,230            684,610

    See Notes to Financial Statements                                     11

    Prudential Municipal Series Fund      New York Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                 Moody's        Interest    Maturity     Amount           Value
Description (a)                  Rating         Rate        Date         (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
 Wtr. Sys. Rev., Cap. Apprec.,
 A.M.B.A.C.                      Aaa            Zero           4/01/26   $    2,230       $    648,953
 Wtr. Sys. Rev., Cap. Apprec.,
 A.M.B.A.C.                      Aaa            Zero           4/01/27        2,225            614,389
Virgin Islands Pub. Fin. Auth.
 Rev., Ser. A                    BBB-(d)        6.50%         10/01/24        1,000          1,078,230
Watervliet Hsg. Auth. Sen.
 Res. Beltrone Living. Ctr.
 Proj., Ser. A                   NR             6.125          6/01/38        4,000          3,593,440
                                                                                          ------------
Total long-term investments
 (cost $204,323,965)                                                                       222,333,157
                                                                                          ------------
SHORT-TERM INVESTMENTS  0.5%
----------------------------------------------------------------------------------------
New York St. Dorm. Auth. Rev.,
 Mem. Sloan-Kettering Cancer
 Center, Ser. A, F.R.D.D.
 (cost $1,100,000)               VMIG1          1.35           3/01/02        1,100          1,100,000
                                                                                          ------------
Total Investments  100.2%
 (cost $205,423,965; Note 5)                                                               223,433,157
Liabilities in excess of other
 assets  (0.2)%                                                                               (492,146)
                                                                                          ------------
Net Assets  100%                                                                          $222,941,011
                                                                                          ------------
                                                                                          ------------

    12                                     See Notes to Financial Statements

   Prudential Municipal Series Fund      New York Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    E.T.M.--Escrowed to Maturity.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.H.A.--Federal Housing Administration.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    G.O.--General Obligation.
    M.B.I.A.--Municipal Bond Insurance Corporation.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S guaranteed obligations.
(d) Standard & Poor's Rating.
(e) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period-end.
(f) Represents when-issued or extended settlement security.
(g) All or partial principal amount segregated as collateral for when-issued or extended settlement security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund      New York Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 28, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $205,423,965)                          $ 223,433,157
Cash                                                                       9,499
Interest receivable                                                    2,591,374
Receivable for Series shares sold                                        118,128
Prepaid expenses                                                           5,032
                                                                 -----------------
      Total assets                                                   226,157,190
                                                                 -----------------
LIABILITIES
Payable for investments purchased                                      2,634,300
Payable for Series shares reacquired                                     245,920
Accrued expenses                                                         101,140
Dividends payable                                                         90,463
Management fee payable                                                    85,062
Distribution fee payable                                                  50,129
Deferred trustee's fees                                                    9,165
                                                                 -----------------
      Total liabilities                                                3,216,179
                                                                 -----------------
NET ASSETS                                                         $ 222,941,011
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $     184,840
   Paid-in capital in excess of par                                  203,264,600
                                                                 -----------------
                                                                     203,449,440
   Distributions in excess of net investment income                      (24,052)
   Accumulated net realized gain on investments                        1,506,431
   Net unrealized appreciation on investments                         18,009,192
                                                                 -----------------
Net assets, February 28, 2002                                      $ 222,941,011
                                                                 -----------------
                                                                 -----------------

    14                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                 February 28, 2002
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($180,680,423 / 14,981,277 shares of beneficial interest
      issued and outstanding)                                             $12.06
   Maximum sales charge (3% of offering price)                               .37
                                                                 -----------------
   Maximum offering price to public                                       $12.43
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($36,702,221 / 3,042,100 shares of beneficial
      interest issued and outstanding)                                    $12.06
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share ($2,928,816
      / 242,792 shares of beneficial interest issued and
      outstanding)                                                        $12.06
   Sales charge (1% of offering price)                                       .12
                                                                 -----------------
   Offering price to public                                               $12.18
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($2,629,551 / 217,801 shares of beneficial
      interest issued and outstanding)                                    $12.07
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     15

       Prudential Municipal Series Fund      New York Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $   6,069,604
                                                                 -----------------
Expenses
   Management fee                                                        563,794
   Distribution fee--Class A                                             229,941
   Distribution fee--Class B                                              91,770
   Distribution fee--Class C                                              10,729
   Custodian's fees and expenses                                          44,000
   Reports to shareholders                                                44,000
   Transfer agent's fees and expenses                                     42,000
   Registration fees                                                      22,000
   Legal fees and expenses                                                17,000
   Trustees' fees                                                          7,000
   Audit fee                                                               7,000
   Miscellaneous expense                                                   3,648
                                                                 -----------------
      Total expenses                                                   1,082,918
   Less: Custodian credit fee (Note 1)                                      (420)
                                                                 -----------------
       Net expenses                                                    1,082,498
                                                                 -----------------
Net investment income                                                  4,987,106
                                                                 -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
   Investment transactions                                             1,604,204
   Interest rate swaps                                                   165,155
   Financial futures transactions                                        144,482
                                                                 -----------------
                                                                       1,913,841
                                                                 -----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                        (4,428,525)
   Interest rate swaps                                                   (66,793)
                                                                 -----------------
                                                                      (4,495,318)
                                                                 -----------------
                                                                      (2,581,477)
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   2,405,629
                                                                 -----------------
                                                                 -----------------

    16                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months
                                                       Ended            Year Ended
                                                 February 28, 2002    August 31, 2001
-------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
Operations
   Net investment income                           $   4,987,107       $  11,078,258
   Net realized gain on investment
      transactions                                     1,913,841             670,996
   Net change in unrealized appreciation on
      investments                                     (4,495,318)         11,795,046
                                                 -----------------    ---------------
   Net increase in net assets resulting from
      operations                                       2,405,629          23,544,300
                                                 -----------------    ---------------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A                                         (4,126,026)         (9,023,557)
      Class B                                           (780,111)         (1,912,085)
      Class C                                            (57,448)            (92,446)
      Class Z                                            (47,573)            (50,170)
                                                 -----------------    ---------------
                                                      (5,011,158)        (11,078,258)
                                                 -----------------    ---------------
   Distributions from net realized capital
      gains
      Class A                                           (775,410)                 --
      Class B                                           (154,694)                 --
      Class C                                            (12,174)                 --
      Class Z                                             (8,713)                 --
                                                 -----------------    ---------------
                                                        (950,991)                 --
                                                 -----------------    ---------------
Series share transactions (net of share
   conversions) (Note 6):
   Net proceeds from shares sold                       7,135,046          30,036,972
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    3,589,746           6,603,652
   Cost of shares reacquired                         (19,274,776)        (49,996,488)
                                                 -----------------    ---------------
   Net decrease in net assets from Series
      share transactions                              (8,549,984)        (13,355,864)
                                                 -----------------    ---------------
Total decrease                                       (12,106,504)           (889,822)
NET ASSETS
Beginning of period                                  235,047,515         235,937,337
                                                 -----------------    ---------------
End of period                                      $ 222,941,011       $ 235,047,515
                                                 -----------------    ---------------
                                                 -----------------    ---------------

    See Notes to Financial Statements                                     17

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of six series. The monies of each series are invested in separate, independently managed portfolios. The New York Series (the 'Series') commenced investment operations in September 1984. The Series is diversified and its investment objective is to maximize current income that is exempt from New York State, New York City and federal income taxes consistent with the preservation of capital, and in conjunction therewith, the Series may invest in debt securities with the potential for capital gain. The Series seeks to achieve the objective by investing primarily in New York State, municipal and local government obligations and obligations of other qualifying issuers. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    The Series values municipal securities
(including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the statement of operations as net realized gain
(loss) on financial futures contracts.

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited) Cont'd.

      The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Options:    The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Series currently owns or intends to purchase. The Series' principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain
(loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

      The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Interest Rate Swaps:    The Series may enter into interest rate swap
agreements. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.
                                                                          19

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited) Cont'd.

      During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by 'marking-to-market' to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series' basis in the contract, if any.

      The Series is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

      Inverse Floaters:    The Series invests in variable rate securities
commonly called 'inverse floaters'. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a 'leverage factor' whereby the interest rate moves inversely by a 'factor' to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and original issue discount on purchases of debt securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made at least annually.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'), formerly known as Prudential Investments Fund Management LLC. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series' Class A, Class B and Class C shares, pursuant to a plan of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

      Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended February 28, 2002.

      PIMS has advised the Series that it received approximately $23,900 and $4,300 in front-end sales charges resulting from sales of Class A and Class C shares, respectively during the six months ended February 28, 2002. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.
                                                                          21

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited) Cont'd.

      PIMS has advised the Series that for the six months ended February 28, 2002, it received approximately $25,000 and $1,400 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Series, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. Effective September 14, 2001, the commitment under the SCA was increased from $500 million to $930 million through December 31, 2001. Effective January 1, 2002, the commitment was reduced to $500 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is May 3, 2002. Prior to March 9, 2001, the maximum commitment was $1 billion. All other terms and conditions are unchanged. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Series did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended February 28, 2002, the Series incurred fees of approximately $35,500 for the services of PMFS. As of February 28, 2002, approximately $5,900 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments for the six months ended February 28, 2002, aggregated $23,912,824 and $29,014,234, respectively.

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited) Cont'd.

Note 5. Tax Information
The Series elected, for United States federal income tax purposes, to treat net long-term capital losses of $58,300 incurred in the ten months ended August 31, 2001 as having been incurred in the current fiscal year.

      The United States federal income tax basis of the Series' investments and the net unrealized appreciation as of February 28, 2002 were as follows:

                                                                 Total Net
                                                                Unrealized
  Tax Basis          Appreciation         Depreciation         Appreciation
--------------      ---------------      ---------------      ---------------
 $205,423,965         $20,062,951         $(2,053,759)          $18,009,192

Note 6. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Special exchange privileges are also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 28, 2002:
Shares sold                                                      202,505    $  2,438,101
Shares issued in reinvestment of dividends and distributions     247,908       2,955,136
Shares reacquired                                             (1,340,104)    (15,983,276)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (889,691)    (10,590,039)
Shares issued upon conversion from Class B                       209,145       2,493,936
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (680,546)   $ (8,096,103)
                                                              ----------    ------------
                                                              ----------    ------------

                                                                          23

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended August 31, 2001:
Shares sold                                                    1,691,306    $ 20,227,673
Shares issued in reinvestment of dividends and distributions     454,618       5,380,009
Shares reacquired                                             (3,507,131)    (41,698,497)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (1,361,207)    (16,090,815)
Shares issued upon conversion from Class B                     1,285,070      15,142,682
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    (76,137)   $   (948,133)
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Six months ended February 28, 2002:
Shares sold                                                      254,896    $  3,069,872
Shares issued in reinvestment of dividends and distributions      45,250         539,707
Shares reacquired                                               (220,430)     (2,648,314)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     (79,716)        961,265
Shares reacquired upon conversion into Class A                  (209,045)     (2,493,936)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (129,329)   $ (1,532,671)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                      577,459    $  6,864,256
Shares issued in reinvestment of dividends and distributions      93,639       1,107,506
Shares reacquired                                               (613,593)     (7,297,344)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                      57,505         674,418
Shares reacquired upon conversion into Class A                (1,284,627)    (15,142,682)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                 (1,227,122)   $(14,468,264)
                                                              ----------    ------------
                                                              ----------    ------------
Class C
------------------------------------------------------------
Six months ended February 28, 2002:
Shares sold                                                       42,605    $    511,643
Shares issued in reinvestment of dividends and distributions       4,062          48,431
Shares reacquired                                                (29,765)       (355,747)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     16,902    $    204,327
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                      100,103    $  1,189,901
Shares issued in reinvestment of dividends and distributions       6,271          74,334
Shares reacquired                                                (42,814)       (512,604)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     63,560    $    751,631
                                                              ----------    ------------
                                                              ----------    ------------

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class Z                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 28, 2002:
Shares sold                                                       93,068    $  1,115,430
Shares issued in reinvestment of dividends and distributions       3,896          46,472
Shares reacquired                                                (24,002)       (287,439)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     72,962    $    874,463
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                      147,771    $  1,755,142
Shares issued in reinvestment of dividends and distributions       3,509          41,803
Shares reacquired                                                (40,914)       (488,043)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    110,366    $  1,308,902
                                                              ----------    ------------
                                                              ----------    ------------

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   12.24
                                                                 -----------------
Income from investment operations
Net investment income                                                      .26
Net realized and unrealized gain (loss) on investment
transactions                                                              (.13)
                                                                 -----------------
   Total from investment operations                                        .13
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.26)
Distributions in excess of net investment income                            --
Distributions from net realized gains                                     (.05)
Distributions in excess of capital gains                                    --
                                                                 -----------------
   Total distributions                                                    (.31)
                                                                 -----------------
Net asset value, end of period                                       $   12.06
                                                                 -----------------
                                                                 -----------------
TOTAL INVESTMENT RETURN(b):                                               1.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 180,680
Average net assets (000)                                             $ 185,478
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .92%(d)
   Expenses, excluding distribution and service (12b-1) fees               .67%(d)
   Net investment income                                                  4.46%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate(e)                                               11%

------------------------------
(a) Net of management fee waiver.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
(e) Not annualized for periods of less than one full year.

    26                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  11.60             $  11.50             $  12.30             $  11.94             $  11.77
----------------     ----------------     ----------------     ----------------     ----------------
         .56                  .58                  .57                  .60                  .61(a)
         .64                  .10                 (.69)                 .42                  .43
----------------     ----------------     ----------------     ----------------     ----------------
        1.20                  .68                 (.12)                1.02                 1.04
----------------     ----------------     ----------------     ----------------     ----------------
        (.56)                (.58)                (.57)                (.60)                (.61)
          --                   --                   --                 (.01)                  --(c)
          --                   --                 (.09)                (.05)                (.26)
          --                   --                 (.02)                  --                   --
----------------     ----------------     ----------------     ----------------     ----------------
        (.56)                (.58)                (.68)                (.66)                (.87)
----------------     ----------------     ----------------     ----------------     ----------------
    $  12.24             $  11.60             $  11.50             $  12.30             $  11.94
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
       10.65%                6.17%               (1.07)%               8.71%                9.19%
    $191,678             $182,602             $175,307             $176,555             $172,471
    $189,204             $178,303             $181,951             $174,485             $173,963
         .89%                 .90%                 .84%                 .73%                 .68%(a)
         .64%                 .65%                 .64%                 .63%                 .58%(a)
        4.77%                5.10%                4.76%                4.93%                5.15%(a)
          27%                  32%                  11%                  33%                  43%

    See Notes to Financial Statements                                     27

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   12.24
                                                                 -----------------
Income from investment operations
Net investment income                                                      .25
Net realized and unrealized gain (loss) on investment
transactions                                                              (.13)
                                                                 -----------------
   Total from investment operations                                        .12
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.25)
Distributions in excess of net investment income                            --
Distributions from net realized gains                                     (.05)
Distributions in excess of capital gains                                    --
                                                                 -----------------
   Total distributions                                                    (.30)
                                                                 -----------------
Net asset value, end of period                                       $   12.06
                                                                 -----------------
                                                                 -----------------
TOTAL INVESTMENT RETURN(b):                                               1.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $  36,702
Average net assets (000)                                             $  37,012
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.17%(d)
   Expenses, excluding distribution and service (12b-1) fees               .67%(d)
   Net investment income                                                  4.23%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    28                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                              Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  11.61             $  11.50             $  12.30             $  11.94             $  11.77
    --------             --------         ----------------     ----------------     ----------------
         .53                  .55                  .54                  .55                  .56(a)
         .63                  .11                 (.69)                 .42                  .43
    --------             --------         ----------------     ----------------     ----------------
        1.16                  .66                 (.15)                 .97                  .99
    --------             --------         ----------------     ----------------     ----------------
        (.53)                (.55)                (.54)                (.55)                (.56)
          --                   --                   --                 (.01)                  --(c)
          --                   --                 (.09)                (.05)                (.26)
          --                   --                 (.02)                  --                   --
    --------             --------         ----------------     ----------------     ----------------
        (.53)                (.55)                (.65)                (.61)                (.82)
    --------             --------         ----------------     ----------------     ----------------
    $  12.24             $  11.61             $  11.50             $  12.30             $  11.94
    --------             --------         ----------------     ----------------     ----------------
    --------             --------         ----------------     ----------------     ----------------
       10.28%                5.99%               (1.37)%               8.28%                8.76%
    $ 38,829             $ 51,051             $ 76,929             $ 99,823             $112,658
    $ 42,212             $ 59,879             $ 88,626             $104,653             $122,744
        1.14%                1.15%                1.13%                1.13%                1.08%(a)
         .64%                 .65%                 .63%                 .63%                 .58%(a)
        4.53%                4.85%                4.45%                4.53%                4.75%(a)

    See Notes to Financial Statements                                     29

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   12.24
                                                                 -----------------
Income from investment operations
Net investment income                                                      .24
Net realized and unrealized gain (loss) on investment
transactions                                                              (.13)
                                                                 -----------------
   Total from investment operations                                        .11
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.24)
Distributions in excess of net investment income                            --
Distributions from net realized gains                                     (.05)
Distributions in excess of capital gains                                    --
                                                                 -----------------
   Total distributions                                                    (.29)
                                                                 -----------------
Net asset value, end of period                                       $   12.06
                                                                 -----------------
                                                                 -----------------
TOTAL INVESTMENT RETURN(b):                                                .97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $   2,929
Average net assets (000)                                             $   2,885
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.42%(d)
   Expenses, excluding distribution and service (12b-1) fees               .67%(d)
   Net investment income                                                  3.99%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    30                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
     $11.61               $11.50               $12.30               $11.94               $11.77
    -------              -------              -------              -------              -------
        .50                  .52                  .51                  .52                  .53(a)
        .63                  .11                 (.69)                 .42                  .43
    -------              -------              -------              -------              -------
       1.13                  .63                 (.18)                 .94                  .96
    -------              -------              -------              -------              -------
       (.50)                (.52)                (.51)                (.52)                (.53)
         --                   --                   --                 (.01)                  --(c)
         --                   --                 (.09)                (.05)                (.26)
         --                   --                 (.02)                  --                   --
    -------              -------              -------              -------              -------
       (.50)                (.52)                (.62)                (.58)                (.79)
    -------              -------              -------              -------              -------
     $12.24               $11.61               $11.50               $12.30               $11.94
    -------              -------              -------              -------              -------
    -------              -------              -------              -------              -------
      10.01%                5.73%               (1.62)%               8.01%                8.49%
     $2,776               $1,884               $1,830               $1,279               $  780
     $2,171               $1,812               $1,566               $  969               $  798
       1.39%                1.40%                1.39%                1.38%                1.33%(a)
        .64%                 .65%                 .64%                 .63%                 .58%(a)
       4.26%                4.60%                4.23%                4.28%                4.50%(a)

    See Notes to Financial Statements                                     31

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 12.25
                                                                      -------
Income from investment operations
Net investment income                                                     .28
Net realized and unrealized gain (loss) on investment
transactions                                                             (.13)
                                                                      -------
   Total from investment operations                                       .15
                                                                      -------
Less distributions
Dividends from net investment income                                     (.28)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                    (.05)
Distributions in excess of capital gains                                   --
                                                                      -------
   Total distributions                                                   (.33)
                                                                      -------
Net asset value, end of period                                        $ 12.07
                                                                      -------
                                                                      -------
TOTAL INVESTMENT RETURN(b):                                              1.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 2,630
Average net assets (000)                                              $ 2,012
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              .67%(e)
   Expenses, excluding distribution and service (12b-1) fees              .67%(e)
   Net investment income                                                 4.75%(e)

------------------------------
(a) Net of management fee waiver.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Commencement of offering of Class Z shares.
(e) Annualized.
    32                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class Z
---------------------------------------------------------------------------------------------------------------
                             Year Ended August 31,                                   December 6, 1996(d)
-------------------------------------------------------------------------------      through August 31,
      2001                 2000                 1999                 1998                   1997
---------------------------------------------------------------------------------------------------------------
     $11.62               $11.51               $12.31               $11.95                 $ 12.09
    -------              -------              -------              -------                 -------
        .59                  .61                  .60                  .62                     .46(a)
        .63                  .11                 (.69)                 .42                     .12
    -------              -------              -------              -------                 -------
       1.22                  .72                 (.09)                1.04                     .58
    -------              -------              -------              -------                 -------
       (.59)                (.61)                (.60)                (.62)                   (.46)
         --                   --                   --                 (.01)                     --(c)
         --                   --                 (.09)                (.05)                   (.26)
         --                   --                 (.02)                  --                      --
    -------              -------              -------              -------                 -------
       (.59)                (.61)                (.71)                (.68)                   (.72)
    -------              -------              -------              -------                 -------
     $12.25               $11.62               $11.51               $12.31                 $ 11.95
    -------              -------              -------              -------                 -------
    -------              -------              -------              -------                 -------
      10.82%                6.53%               (0.87)%               8.81%                   5.02%
     $1,775               $  400               $  464               $  497                 $    28
     $1,008               $  330               $  496               $  116                 $    11
        .64%                 .65%                 .63%                 .63%                    .58%(a)/(e)
        .64%                 .65%                 .63%                 .63%                    .58%(a)/(e)
       4.98%                5.35%                4.96%                5.03%                   5.25%(a)/(e)

    See Notes to Financial Statements                                     33

Prudential Municipal Series Fund      New York Series

Prudential Mutual Funds

Prudential offers a broad range of
mutual funds designed to meet your
individual needs. For information about
these funds, contact your financial
professional or call us at (800) 225-1852.
Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
-----------------------

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
    Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund


Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
                                www.PruFN.com    (800) 225-1852


Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity
Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
    Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**
-------------------

Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
    Money Market Series

Prudential Municipal Series Fund      New York Series

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual
Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered representative.
Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS
RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and
selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                               www.PruFN.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment
   Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment
  Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Fund Symbols    Nasdaq     CUSIP
------------    ------     -----
    Class A     PMNYX    74435M747
    Class B     PBNYX    74435M754
    Class C     PCNYX    74435M523
    Class Z     PNYZX    74435M440

The views expressed in this report and
information about the Series' portfolio
holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2002, were not audited and, accordingly, no opinion is expressed on them.

PRUDENTIAL (LOGO)

Fund Symbols    Nasdaq     CUSIP
------------    ------     -----
    Class A     PMNYX    74435M747
    Class B     PBNYX    74435M754
    Class C     PCNYX    74435M523
    Class Z     PNYZX    74435M440

MF122E2    IFS-A070406

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.

                                           SEMIANNUAL REPORT
                                           FEBRUARY 28, 2002

PRUDENTIAL
MUNICIPAL SERIES FUND/
NEW YORK MONEY MARKET SERIES

FUND TYPE
Money market

OBJECTIVE
The highest level of current income that is exempt from New York State, New York City, and federal income taxes, consistent with liquidity and the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of
America, Newark, NJ, and its affiliates.              PRUDENTIAL (LOGO)

Prudential Municipal Series Fund    New York Money Market Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Municipal Series Fund/New York Money
Market Series ( the Series) seeks to provide the highest level of current income that is exempt from New York State, New York City, and federal income taxes, consistent with liquidity and the preservation of capital. The Series intends to invest primarily in a portfolio of short-term tax-exempt debt securities with effective remaining maturities of 13 months or less from the state of New York, its municipalities, local governments, and other qualifying issuers (such as issuers located in Puerto
Rico, Guam, and the U.S. Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

Money Fund Yield Comparison

          (CHART)
                                      www.PruFN.com    (800) 225-1852
Semiannual Report    February 28, 2002

Fund Facts                                          As of 2/28/02

                         7-Day       Net Asset     Taxable Equivalent Yield*   Weighted Avg.   Net Assets
                      Current Yld.  Value (NAV)    @ 31%    @ 36%   @ 38.6%     Mat. (WAM)     (Millions)
NY Money
Market Series           0.95%          $1.00       1.48%    1.59%   1.66%        49 Days         $452
iMoneyNet, Inc.'s
State Specific Retail
New York Avg.**         0.80%          $1.00       1.24%    1.34%   1.40%        45 Days          N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results.
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

* Some investors may be subject to the federal alternative minimum tax and/or state and local taxes.
  Taxable equivalent yields reflect federal and applicable state tax rates.
**iMoneyNet, Inc. reports the 7-Day Current Yield,
  NAV, and WAM on Mondays. This is the data of all funds in the iMoneyNet, Inc.'s State Specific Retail
  New York Average category as of February 25, 2002, the closest date to the end of our reporting period.

Weighted Average Maturity Comparison

                 (CHART)

PRUDENTIAL (LOGO)                    April 17, 2002

DEAR SHAREHOLDER,
Our reporting period ended February 28, 2002, was a noteworthy time in the money markets. The National
Bureau of Economic Research announced that the U.S.
economy had slid into a recession for the first time in a decade. As the Federal Reserve (the
Fed) continued cutting short-term interest rates to revitalize the economy, the financial markets became increasingly volatile. This uncertain economic environment prompted many investors to seek the comparative safety provided by money market funds that invested in taxable or tax-exempt securities.

Money market funds can play an important role in a well-diversified portfolio of investments that should also include longer-term debt securities and stocks.
Consulting your financial professional can help determine the suitability of these investments, given your risk profile and long-term goals, as well as the appropriate mix to help you meet your investment needs.

We explain conditions in the municipal money market and the Series' investment strategy on the following pages. As always, thank you for your continued confidence in Prudential mutual funds.

Sincerely,


David R. Odenath, Jr., President
Prudential Municipal Series Fund

Prudential Municipal Series Fund    New York Money Market Series

Semiannual Report    February 28, 2002

INVESTMENT ADVISER'S REPORT

PERFORMANCE
New York Money Market Series provided a competitive yield during our fiscal half-year ended February 28, 2002. On that date, the Series' seven-day current yield was 0.95% versus 0.80% for the average New York money fund as tracked by iMoneyNet. The Series' net asset value remained at $1 per share.

INVESTING AS SHORT-TERM RATES DECLINED
We faced three key challenges during our fiscal half-year. First, we needed to lock in yields on attractively priced New York money market securities before the Fed's campaign to ease monetary policy drove yields progressively lower. Second, we had to prepare the Series to meet additional shareholder liquidity needs that typically occur at the end of a calendar year. Third, we had to maintain our conservative approach to selecting investments amid a national recession, and more specifically, deterioration in the financial health of some municipalities in the state of New York.

Fed policymakers had already cut short-term rates seven times in 2001 before our reporting period began. They eased monetary policy four more times during our fiscal half-year. Thus, the rate banks charge each other for overnight loans fell a total of
4.75 percentage points to 1.75%. The rate member banks pay to borrow from the Fed's discount window slid by the same amount to 1.25%. This was the first time in 40 years that rates declined below 2%.

In this falling interest-rate environment, we met our first challenge by positioning the Series' weighted average maturity (WAM) longer than that of the average comparable fund as tracked by iMoneyNet. (WAM measures a fund's sensitivity to changes in the level of interest rates. It considers the maturity and quantity of each security held by a fund.) Having a longer than average WAM helped the Series provide a competitive yield during our reporting period.

Prudential Municipal Series Fund    New York Money Market Series

Semiannual Report    February 28, 2002

For example, we extended the Series' WAM in early autumn by investing in notes that mature in one year.
We also bought tax-exempt commercial paper that matured in December, which enabled the Series to have enough money available to meet its anticipated fund outflows at the end of the calendar year.

RIDING OUT THE "JANUARY EFFECT"
Increasing the Series' liquidity also provided us with buying power to take advantage of investment opportunities that arose in December as year-end selling pressure briefly pushed municipal money market yields higher. For example, we bought bond anticipation notes that mature in May, July, September, and December 2002. This ladder-maturity approach provides the Series with greater flexibility to respond to the changing investment environment.
Our purchases also allowed the Series to avoid locking in yields at unattractive levels when the "January effect" temporarily pushed yields lower. The January effect is an annual occurrence that drives yields down as investors reinvest cash from coupon payments, bond calls, and maturing bonds.

After the January effect faded, we avoided locking in yields on one-year securities out of concern that yields would soon head higher if the Fed completed its campaign to ease monetary policy. As it turned out, the Fed did just that. Its assessment of risk to the economy changed from weakness to an even balance between weakness and inflation, suggesting that the Fed might soon start to raise short-term rates. Thus, money market yields began to rise.

OUR CONSERVATIVE APPROACH TO INVESTING
We were more deliberative than usual concerning the credit quality of New York securities that we purchased. The recession led to a drop in tax revenues collected by the state of New York and some of its municipalities. In the case of New York City, the downturn and the attacks on the World Trade
Center left the city with a large budget gap that Mayor Michael Bloomberg hopes to close via spending cuts, higher cigarette taxes, and increased borrowing. New York City general obligation bonds remain rated A2 by Moody's Investors Service, single-
A by Standard & Poor's, and A-plus by Fitch Investors
Service.

                                   www.PruFN.com    (800) 225-1852

LOOKING AHEAD
We expect more New York securities to be issued in 2002 than were issued in 2001. Plagued by revenue shortfalls, some Empire State municipalities will be inclined to borrow money while interest rates are still at relatively low levels. Most notably, New
York City plans to sell $1.5 billion in bonds to help balance its budget.

The next major development in our market is tax season, during which shareholders withdraw monies from municipal money market funds to pay their taxes.
We are building up liquidity in the portfolio to prepare the Series to satisfy its tax-time outflows.

Prudential Municipal Series Fund Management Team

       Prudential Municipal Series Fund     New York Money Market Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)

                                                                        Principal
                                   Moody's       Interest    Maturity   Amount           Value
Description (a)                    Rating        Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Albany Cnty. Ind. Dev. Agcy.
 Corning Homes Proj., Ser. 00,
 F.R.W.D., A.M.T.                  VMIG1         1.15%        3/07/02   $    6,100       $  6,100,000
Alexander Central Sch. Dist.,
 G.O., Ser. 01, F.G.I.C.           Aaa           4.25         6/15/02          456            457,615
Battery Park City Auth. Hsg.
 Rev.,
 Ser. MT1, F.R.W.D.                VMIG1         1.60         3/07/02        2,945          2,945,000
 Ser. MT2, F.R.W.D.                VMIG1         1.60         3/07/02        7,580          7,580,000
Beekmantown Central Sch. Dist.,
 G.O., Ser. 01, B.A.N.             MIG1          3.00         6/28/02        6,661          6,666,885
Canandaigua Sch. Dist., G.O.,
 Ser. 01, F.S.A.                   Aaa           4.50         4/01/02          340            340,280
Chemung Cnty. Ind. Dev. Agcy.
 Rev.,
 Hathorn Redev. Proj.,
 Ser. B, A.M.T.                    VMIG1         1.15         3/07/02        4,000          4,000,000
 Hathorn Redev., Ser. A, A.M.T.    VMIG1         1.15         3/07/02        4,000          4,000,000
Clinton Cnty. G.O., Ser. 01,
 B.A.N.                            NR            3.125        7/26/02        5,760          5,769,370
Clinton Cnty. Ind. Dev. Agcy.,
 Champlain Plastics Proj.,
 Ser. 98A, F.R.W.D.                NR            1.40         3/06/02        4,040          4,040,000
Clipper Tax-Exempt C.O.P.,
 Ser. 02-6, A.M.T., F.R.W.D.       VMIG1         1.09         3/07/02        5,000          5,000,000
Cohoes Ind. Dev. Agcy. Rev.
 Norlite Corp. Proj., Ser. 92B,
 A.M.T.                            NR            6.75         5/01/02        1,400(c)       1,438,861
Copiague Union Free Sch. Dist.,
 T.A.N., Ser. 01                   NR            3.00         6/27/02        2,000          2,001,753
 T.A.N., Ser. 01-02                NR            2.75         6/27/02        2,700          2,700,930
East Rochester Hsg. Auth. Rev.,
 Daniels Creek at Baytown,
 Ser. 01, A.M.T.                   VMIG1         1.15         3/07/02        3,880          3,880,000
Hauppauge Union Free Sch. Dist.,
 Ser. 01, G.O., T.A.N.             NR            3.00         6/27/02        5,000          5,003,911
Hempstead Town, G.O., Ser. 01A,
 M.B.I.A.                          Aaa           3.00         1/15/03        1,603          1,617,755

    6                                      See Notes to Financial Statements

   Prudential Municipal Series Fund     New York Money Market Series
        Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                        Principal
                                   Moody's       Interest    Maturity   Amount           Value
Description (a)                    Rating        Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Herricks Union Free Sch. Dist.,
 Ser. 01, B.A.N.                   NR            2.25%       12/04/02   $    4,000       $  4,019,420
 Ser. 01, T.A.N.                   NR            3.00         6/27/02        5,000          5,004,400
Honeoye Central Sch. Dist.,
 G.O., Ser. 01, F.G.I.C.           Aaa           4.40         6/15/02          273            275,486
Irvington, Ser. 01, M.B.I.A.       Aaa           4.25         6/15/02          560            563,915
Jamestown Sch. Dist., Ser. 01,
 F.G.I.C.                          Aaa           4.00         6/15/02        1,500          1,505,754
Long Island Pwr. Auth. Elec.
 Sys. Rev., Sub. Ser. 98-2B        VMIG1         1.25         3/01/02        1,000          1,000,000
Lynbrook Union Free Sch. Dist.,
 Ser. 01, T.A.N.                   NR            3.00         6/27/02        2,000          2,009,063
Metro. Trans. Auth., Commuter
 Fac. Rev.,
 Ser. 1313, T.E.C.P.               P-1           1.60         3/27/02       12,000         12,000,000
 Ser. 1313, T.E.C.P.               P-1           1.30         3/28/02       10,500         10,500,000
 Ser. SGA82, F.S.A.                AAA(d)        1.12         3/06/02        8,985          8,985,000
 Transit Fac. Rev., Merlot, Ser.
 00F, F.R.W.D., M.B.I.A.           VMIG1         1.23         3/06/02        6,000          6,000,000
Monroe Cnty. Ind. Dev. Agcy.,
 Rev.,
 Cmnty. Coll., Ser. 02A            VMIG1         1.15         3/07/02        1,910          1,910,000
 Elec. Navig. Dev., A.N.N.O.T.     A(d)          2.75         7/01/02        4,840          4,840,000
 Genesse Valley, Ser. 97,
 F.R.W.D.                          VMIG1         1.40         3/07/02        2,600          2,600,000
Mun. Secs. Trust Cert., Ser. 89,
 F.R.D.D., A.M.T.                  VMIG1         1.38         3/01/02          655            655,000
Nassau Cnty. Ind. Dev. Agy.
 Rev., J.C. Solution Inc.,
 Proj.,
 Ser. 97, F.R.W.D.                 NR            1.40         3/06/02        2,280          2,280,000
Nassau Cnty. Interim Fin. Auth.,
 Ser. 01B-1, B.A.N.                MIG1          2.50         7/18/02        1,100          1,104,165
 Ser. 01B-2, B.A.N.                MIG1          2.50         5/02/02        1,800          1,803,516
 Ser. 01B-2, B.A.N.                MIG1          2.50         9/12/02        1,000          1,005,007
 Ser. 01B-2, B.A.N.                MIG1          2.50        12/05/02        2,600          2,615,627
 Mun. Secs. Trust, Ser. SGA108,
 F.R.W.D.                          A-1+(d)       1.12         3/06/02        7,500          7,500,000

    See Notes to Financial Statements                                      7

   Prudential Municipal Series Fund     New York Money Market Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                        Principal
                                   Moody's       Interest    Maturity   Amount           Value
Description (a)                    Rating        Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
New York City Hsg. Dev. Corp.,
 One Columbus Pl., Ser. 98A,
 F.R.W.D., F.N.M.A., A.M.T.        A-1+(d)       1.15%        3/06/02   $    6,000       $  6,000,000
New York City Ind. Dev. Agcy.,
 Civic Fac. Rev., Village Cmnty.
 Sch. Proj., Ser. 206,
 F.R.W.D., F.S.A.                  VMIG1         1.30         3/07/02        1,300          1,300,000
 Solid Wst. Fac. Rev.,
 F.R.W.D., A.M.T.                  A-1+(d)       1.25         3/07/02        5,000          5,000,000
New York City Mun. Wtr. Fin.
 Auth. Wtr. & Swr. Sys. Rev.,
 T.E.C.P.                          P-1           1.20         4/04/02       10,000         10,000,000
 Ser. 01D                          Aa2           4.00         6/15/02        4,315          4,326,204
 Ser. 492, F.R.W.D., F.S.A.        A-1+(d)       1.05         3/07/02        6,495          6,495,000
 Ser. 94G, F.G.I.C.                VMIG1         1.25         3/01/02        1,400          1,400,000
New York City Transitional Fin.
 Auth. Rev.,
 Future Tax, Ser. 01B              Aa2           4.00         2/01/03          500            509,530
 Future Tax, Ser. 98A-2            VMIG1         1.05         3/06/02        5,000          5,000,000
 Recov. Nts., Ser. 01A             MIG1          3.25        10/02/02        9,000          9,067,335
New York City Trust Cult. Res.
 Rev., Ser. SGA91, F.R.D.D.,
 A.M.B.A.C.                        A-1+(d)       1.35         3/01/02        5,385          5,385,000
New York City, G.O.,
 Ser 99C                           A2            4.10         8/15/02          835            839,654
 Ser. 92D, F.G.I.C.                VMIG1         1.05         3/06/02        1,300          1,300,000
 Ser. 92D, F.R.W.D., F.G.I.C.      VMIG1         1.05         3/06/02        3,900          3,900,000
 Ser. 95B                          A2            5.70         8/15/02        2,260(c)       2,299,912
 Ser. 96C                          A2            5.70         8/15/02        1,310          1,333,135
 Ser.17, F.R.W.D., F.G.I.C.        VMIG1         1.14         3/07/02        3,300          3,300,000
New York St. Dorm. Auth. Rev.,
 Columbia Univ., SGA 132           A-1+(d)       1.12         3/06/02        1,805          1,805,000
 Dept. of Hlth., Ser. 341,
 F.R.W.D., M.B.I.A.                VMIG1         1.05         3/07/02        4,495          4,495,000
 Dept. of Hlth., Ser. 96,
 A.M.B.A.C.                        Aaa           6.00         7/02/02        3,365          3,402,137
 Lease Rev., Ser. 493, F.S.A.      AAA(d)        1.05         3/07/02        2,180          2,180,000

    8                                      See Notes to Financial Statements

   Prudential Municipal Series Fund     New York Money Market Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                        Principal
                                   Moody's       Interest    Maturity   Amount           Value
Description (a)                    Rating        Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
 M.E.R.L.O.T., Ser. A30,
 F.R.W.D., A.M.B.A.C.              VMIG1         1.23%        3/06/02   $    1,385       $  1,385,000
 Mem. Sloan Kettering,
 M.E.R.L.O.T., Ser. 00X,
 M.B.I.A.                          VMIG1         1.23         3/06/02        2,065          2,065,000
 Mental Hlth. Serv., Ser. 310,
 F.R.W.D., M.B.I.A.                VMIG1         1.05         3/07/02        6,745          6,745,000
 State Univ. Educ. Facs.,
 M.E.R.L.O.T., Ser. 00G,
 F.G.I.C.                          NR            1.23         3/06/02       10,000         10,000,000
New York St. Engy. Res. & Dev.
 Auth.,
 Con Edison Proj., Ser. 01A-3,
 F.R.W.D., A.M.T.                  VMIG1         1.15         3/06/02        5,000          5,000,000
 Elec. & Gas, Ser. 85A,
 A.N.N.O.T.                        Aa2           3.15         3/15/15        2,500          2,500,000
 Elec. & Gas, Ser. 85B             NR            2.15        10/15/02        3,250(c)       3,250,000
 Long Island Ltg. Co., Ser. 92B,
 A.M.T.                            Aa2           7.15         6/15/02        3,250(c)       3,354,623
 Long Island Ltg. Co., Ser. A,
 A.M.T.                            NR            7.15         6/15/02        6,795(c)       7,013,742
New York St. Environ. Fac.
 Corp., Poll. Cntrl. Rev., Ser.
 9, F.R.W.D.                       VMIG1         1.14         3/07/02        2,500          2,500,000
New York St. G.O.,
 Ser. 94                           A2            4.90         3/01/02        2,055          2,055,000
 Ser. 97                           A2            5.00         3/01/02        1,680          1,680,000
New York St. Hsg. Fin. Agcy.
 Rev.,
 250 West 50th St., Ser. 97A,
 F.R.W.D., A.M.T., F.N.M.A.        VMIG1         1.10         3/06/02        5,000          5,000,000
 750 Sixth Ave., Ser. 99A,
 F.R.W.D., A.M.T., F.N.M.A.        VMIG1         1.15         3/06/02       16,400         16,400,000
 Talleyrand Crescent, Ser.99-A,
 A.M.T.                            VMIG1         1.10         3/06/02       10,500         10,500,000

    See Notes to Financial Statements                                      9

   Prudential Municipal Series Fund     New York Money Market Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                        Principal
                                   Moody's       Interest    Maturity   Amount           Value
Description (a)                    Rating        Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
 Theatre Row Tower, Ser. 01A,
 F.R.W.D., A.M.T.                  VMIG1         1.15%        3/06/02   $    2,500       $  2,500,000
 Victory Hsg., Ser. 02A, A.M.T.    VMIG1         1.15         3/06/02        6,000          6,000,000
New York St. Local Govt. Assist.
 Corp.,
 Ser. 91D                          NR            6.75         4/01/02        1,000(c)       1,022,854
 Ser. 91D                          NR            7.00         4/01/02        2,000(c)       2,046,173
 Ser. SGA59, F.R.D.D.,
 A.M.B.A.C.                        AAA(d)        1.35         3/01/02       13,200         13,200,000
New York St. Mtge. Agcy. Rev.,
 Ser. 191, F.R.W.D.                VMIG1         1.17         3/07/02        2,795          2,795,000
 Ser. 195, F.R.W.D.                VMIG1         1.17         3/07/02        1,250          1,250,000
 Ser. 303, F.R.W.D.                VMIG1         1.05         3/07/02        2,445          2,445,000
 M.E.R.L.O.T., Ser. 00B,           VMIG1         1.28         3/06/02        5,509          5,509,000
 M.E.R.L.O.T., Ser. 00PP           VMIG1         1.28         3/06/02        5,000          5,000,000
 M.E.R.L.O.T., Ser. A11,           VMIG1         1.23         3/06/02        1,935          1,935,000
 Putters, Ser. 00-196, F.R.W.D.    AAA(d)        1.17         3/07/02        9,995          9,995,000
New York St. Thrwy. Auth. Rev.,
 Highway & Bridge Trust Fund,
 Ser. 267, F.R.W.D., F.S.A.        VMIG1         1.05         3/07/02        2,200          2,200,000
 Highway & Bridge Trust Fund,
 Ser. 368, F.R.W.D., F.G.I.C.      VMIG1         1.05         3/07/02        4,500          4,500,000
 Mun. Trust, Ser. SGA 66,
 F.R.W.D.                          A-1+(d)       1.12         3/06/02        7,855          7,855,000
Port Auth. New York &
 New Jersey,
 Ser. 153, F.R.W.D., F.G.I.C.      VMIG1         1.11         3/07/02        6,000          6,000,000
 Ser. 93-1, F.R.W.D.               VMIG1         1.18         3/05/02       12,000         12,000,000
Port Auth. New York & New
 Jersey, Spec. Oblig. Rev.,
 Versatile Structure, Ser. 94-2,
 F.R.D.D.                          VMIG1         1.40         3/01/02        1,700          1,700,000
 Versatile Structure, Ser. 95-3,
 F.R.D.D.                          VMIG1         1.40         3/01/02        2,500          2,500,000
 Versatile Structure, Ser. 96-4,
 F.R.D.D., A.M.T.                  VMIG1         1.50         3/01/02        3,900          3,900,000

    10                                     See Notes to Financial Statements

   Prudential Municipal Series Fund     New York Money Market Series
        Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                        Principal
                                   Moody's       Interest    Maturity   Amount           Value
Description (a)                    Rating        Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Putnam Cnty., Ser. 01, T.A.N.      NR            2.125%      10/18/02   $    5,800       $  5,820,831
Ramapo Hsg. Auth. Rev.,
 Fountainview Proj., Ser. 98,
 F.R.W.D.                          VMIG1         1.38         3/07/02       11,485         11,485,000
Rensselaer Ind. Dev. Agcy.
 Capital View Office Park Proj.,
 Ser. 86A, A.M.T.                  AA-(d)        2.10        12/31/02        3,180          3,180,000
Rockland Cnty. Ind. Dev. Agcy.,
 Asstd. Living at Northern
 River, Ser. 99, F.R.W.D.          VMIG1         1.38         3/07/02        5,125          5,125,000
 Northern Manor Multicare,
 Ser. 02, F.R.W.D.                 VMIG1         1.40         3/07/02        2,775          2,775,000
Rye Neck Union Free Sch. Dist.,
 Ser. 01, B.A.N.                   A1            2.625       11/21/02        4,875          4,896,664
St. Lawrence Cnty. Ind. Dev.
 Agcy. Environ. Impvt. Rev.,
 Reynolds Metals Co. Proj., Ser.
 95, A.M.T., F.R.W.D.              VMIG1         1.07         3/06/02        2,000          2,000,000
St. Lawrence Cnty. Ind. Dev.
 Civic Fac. Rev., Clarkson Univ.
 Proj., Ser. 90, F.R.W.D.          VMIG1         1.20         3/07/02          625            625,000
Syracuse, Pub. Impvt., Ser. 02C,
 F.G.I.C., A.M.T.                  Aaa           3.25         1/01/03        1,075          1,086,991
Triboro. Bridge & Tunnel Auth.
 Rev.,
 Gen. Purp., Ser. 262, F.R.W.D.    VMIG1         1.05         3/07/02        4,995          4,995,000
 Gen. Purp., Ser. 93B              Aa3           6.00         1/01/03        3,885          4,016,287
Wantagh Union Free Sch. Dist.,
 Ser. 01, T.A.N.                   NR            3.25         6/27/02        1,000          1,005,247
West Hempstead Union Free Sch.
 Dist., Ser. 01, T.A.N.            NR            3.25         6/27/02        1,000          1,005,247

    See Notes to Financial Statements                                     11

   Prudential Municipal Series Fund     New York Money Market Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                        Principal
                                   Moody's       Interest    Maturity   Amount           Value
Description (a)                    Rating        Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
West Islip Union Free Sch.
 Dist., Ser. 01, T.A.N.            NR            3.00%        6/27/02   $    7,000       $  7,006,182
                                                                                         ------------
Total Investments  99.6%
 (cost $449,880,461(e))                                                                   449,880,461
Other assets in excess of
 liabilities  0.4%                                                                          2,033,284
                                                                                         ------------
Net Assets  100%                                                                         $451,913,745
                                                                                         ------------
                                                                                         ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternate Minimum Tax.
    A.N.N.O.T.--Annual Tender Offer.
    B.A.N.--Bond Anticipation Note.
    C.O.P.--Certificate of Participation.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.N.M.A.--Federal National Mortgage Association.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    G.O.--General Obligation.
    M.B.I.A.--Municipal Bond Insurance Corporation.
    M.E.R.L.O.T.--Municipal Exempt Receipt - Liquid Option Tender.
    T.A.N.--Tax Anticipation Note.
    T.E.C.P.--Tax-Exempt Commercial Paper.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d) Standard & Poor's Rating.
(e) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund     New York Money Market Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 28, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value     $ 449,880,461
Cash                                                                     780,347
Receivable for Series shares sold                                      7,263,443
Interest receivable                                                    2,497,800
Other assets                                                               6,265
                                                                 -----------------
      Total assets                                                   460,428,316
                                                                 -----------------
LIABILITIES
Payable for Series shares reacquired                                   7,286,709
Payable for investments purchased                                        900,763
Management fee payable                                                   172,375
Distribution fee payable                                                  54,163
Accrued expenses                                                          53,543
Dividends payable                                                         37,356
Deferred trustees' fee                                                     9,662
                                                                 -----------------
      Total liabilities                                                8,514,571
                                                                 -----------------
NET ASSETS                                                         $ 451,913,745
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par value                $   4,519,137
   Paid-in capital in excess of par                                  447,394,608
                                                                 -----------------
Net assets, February 28, 2002                                      $ 451,913,745
                                                                 -----------------
                                                                 -----------------
Net asset value, offering price and redemption price per share
   ($451,913,745 / 451,913,745 shares of beneficial interest
   issued and outstanding; unlimited number of shares
   authorized)                                                             $1.00
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund     New York Money Market Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 4,207,990
                                                                 -----------------
Expenses
   Management fee                                                     1,103,775
   Distribution fee                                                     275,944
   Transfer agent's fees and expenses                                    44,000
   Custodian's fees and expenses                                         37,000
   Reports to shareholders                                               28,000
   Legal fees and expenses                                               20,000
   Registration fees                                                     18,000
   Trustees' fees and expenses                                            6,000
   Audit fee                                                              4,000
   Miscellaneous                                                          2,844
                                                                 -----------------
      Total expenses                                                  1,539,563
Less: Custodian fee credit                                               (1,256)
                                                                 -----------------
    Net expenses                                                      1,538,307
                                                                 -----------------
Net investment income                                                 2,669,683
Net realized gain on investments                                        283,810
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 2,953,493
                                                                 -----------------
                                                                 -----------------

    14                                     See Notes to Financial Statements

       Prudential Municipal Series Fund     New York Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months             Year
                                                     Ended               Ended
                                               February 28, 2002    August 31, 2001
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $   2,669,683      $    11,319,155
   Net realized gain on investment
      transactions                                     283,810                8,936
                                               -----------------    ---------------
   Net increase in net assets resulting from
      operations                                     2,953,493           11,328,091
                                               -----------------    ---------------
Dividends and distributions paid to
   shareholders
   (Note 1)                                         (2,953,493)         (11,328,091)
                                               -----------------    ---------------
Series share transactions (at $1 per share)
   Net proceeds from shares sold                   519,696,310        1,175,708,674
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  2,962,739           11,087,645
   Cost of shares reacquired                      (520,351,305)      (1,099,065,064)
                                               -----------------    ---------------
   Net increase in net assets from Series
      share transactions                             2,307,744           87,731,255
                                               -----------------    ---------------
Total increase                                       2,307,744           87,731,255
NET ASSETS
Beginning of period                                449,606,001          361,874,746
                                               -----------------    ---------------
End of period                                    $ 451,913,745      $   449,606,001
                                               -----------------    ---------------
                                               -----------------    ---------------

    See Notes to Financial Statements                                     15

       Prudential Municipal Series Fund      New York Money Market Series
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of six series. The monies of each series are invested in separate, independently managed portfolios. The New York Money Market Series (the 'Series') commenced investment operations in April, 1985. The Series is diversified and seeks to achieve its investment objective of providing the highest level of income that is exempt from New York State, New York City and federal income taxes with a minimum of risk by investing in 'investment grade' tax-exempt securities having a maturity of 13 months or less whose ratings are within the two highest ratings categories by two nationally recognized statistical rating organizations, or if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Series are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Series amortizes premiums and accretes original issue discount on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the Series' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

       Prudential Municipal Series Fund      New York Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments, LLC ('PI'), formerly known as Prudential Investment Fund Management LLC. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with The Prudential Investment Management, Inc. ('PIM'), formerly known as The Prudential Investment Corporation; PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Series shares. The Series compensates PIMS for distributing and servicing the Series' shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series' average daily net assets. The distribution fee is accrued daily and payable monthly.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('The Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended February 28, 2002, the Series incurred fees of approximately $38,000 for the services of PMFS. As of February 28, 2002, approximately $6,400 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
                                                                          17

       Prudential Municipal Series Fund     New York Money Market Series
             Financial Highlights (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    1.00
Net investment income and net realized gains                               .01
Dividends and distributions to shareholders                               (.01)
                                                                 -----------------
Net asset value, end of period                                       $    1.00
                                                                 -----------------
                                                                 -----------------
TOTAL INVESTMENT RETURN(a):                                                .68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 451,914
Average net assets (000)                                             $ 445,169
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .70%(b)
   Expenses, excluding distribution and service (12b-1) fees               .57%(b)
   Net investment income                                                  1.21%(b)

------------------------------
(a) Total investment return includes reinvestment of dividends and distributions. Total investment returns for periods of less than a full year are not annualized.
(b) Annualized.

    18                                     See Notes to Financial Statements

       Prudential Municipal Series Fund     New York Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                          Year Ended August 31,
---------------------------------------------------------------------------------------------------------
      2001                2000                 1999                 1998                 1997
---------------------------------------------------------------------------------------------------------
    $   1.00            $   1.00             $   1.00             $   1.00             $   1.00
         .03                 .03                  .02                  .03                  .03
        (.03)               (.03)                (.02)                (.03)                (.03)
----------------    ----------------     ----------------     ----------------     ----------------
    $   1.00            $   1.00             $   1.00             $   1.00             $   1.00
----------------    ----------------     ----------------     ----------------     ----------------
----------------    ----------------     ----------------     ----------------     ----------------
        2.91%               3.18%                2.49%                2.94%                2.91%
    $449,606            $361,875             $358,556             $412,352             $358,291
    $403,930            $369,017             $375,650             $373,494             $326,092
         .70%                .70%                 .70%                 .69%                 .71%
         .58%                .57%                 .57%                 .57%                 .58%
        2.80%               3.15%                2.46%                2.90%                2.87%

    See Notes to Financial Statements                                     19

Prudential Municipal Series Fund    New York Money Market Series

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities
Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally.
Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month.
Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                                   www.PruFN.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

TRUSTEES
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment
   Management, Inc.
Gateway Center Two
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
  Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Nasdaq       CUSIP
------       -----
PBNXX      74435M721

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2002, were not audited and, accordingly, no opinion is expressed on them.

PRUDENTIAL (LOGO)



Nasdaq       CUSIP
------       -----
PBNXX      74435M721

MF127E2    IFS-A070344


Mutual funds are not bank guaranteed or FDIC insured, and may lose value.

                             SEMIANNUAL REPORT
                             FEBRUARY 28, 2002

PRUDENTIAL
MUNICIPAL SERIES FUND/
PENNSYLVANIA SERIES

                         FUND TYPE
                         Municipal bond

                         OBJECTIVE
                         Maximize current income that is exempt
                         from Commonwealth of Pennsylvania
                         personal income tax and federal income tax, consistent with the preservation of capital


                         This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                         The views expressed in this report and
                         information about the Series' portfolio
                         holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of The
Prudential Insurance Company of America,
Newark, NJ, and its affiliates.

                                 (LOGO)

Prudential Municipal Series Fund  Pennsylvania Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The investment objective of the Prudential
Municipal Series Fund/Pennsylvania Series
(the Series) is to maximize current income that is exempt from Commonwealth of Pennsylvania personal income tax and federal income tax, consistent with the preservation of capital.
However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are subject to the AMT. There can be no assurance that the Series will achieve its investment objective.

Portfolio Composition
Expressed as a percentage of
total investments as of 2/28/02
58.0% General Obligation Bonds
28.9  Revenue Bonds
 9.2  Prerefunded
 3.9 Miscellaneous

Credit Quality
Expressed as a percentage of
total investments as of 2/28/02
 3.2% AAA
48.5  AAA Insured
 3.9  AA
15.2  A
18.4  BBB
 1.9  BB
 8.9  Not Rated* (Prudential ratings used):
      3.0  AAA
      1.9  BBB
      2.2  BB
      1.8 Short-Term/Cash

*Not rated bonds are believed to be of
comparable quality to rated investments.

Ten Largest Issuers
Expressed as a percentage of
net assets as of 2/28/02
4.6% Puerto Rico Comnwlth
4.0  Delaware Valley PA Regl. Fin. Auth.
3.8  Pittsburgh PA  Wtr. & Swr. Auth.
3.6  Allegheny Cnty. PA
2.8  Allegheny Cnty. Hosp. Magee
     Women's*
2.7  Northhampton PA Cnty. Agreement
2.6  Luzerne Cnty. PA Gas & Wtr.
2.4  PA EDA Wst. Treatment Rev.
2.0  Northeastern PA Hosp. Kings
     College
1.9  Allegheny Cnty. Sanitation Auth.
     Sewer Rev.
*Some issues are prerefunded, which means they are secured by escrowed cash and/or direct U.S.
guaranteed obligations. For details, see the Portfolio of Investments.
Holdings are subject to change.

            www.PruFN.com  (800) 225-1852

Semiannual Report  February 28, 2002

Cumulative Total Returns1          As of 2/28/02

                                  Six     One    Five    Ten      Since
                                 Months   Year   Years   Years  Inception2
Class A                          1.26%    6.14%  29.07%  81.98%  116.01%
Class B                          1.15     6.89   27.11   75.87   146.10
Class C                          1.02     5.63   25.52    N/A     46.32
Lipper PA Muni Debt Funds Avg.3  1.39     6.29   28.21   82.59     ***
Lehman Brothers Muni Bond Index4 1.99     6.84   36.15   95.13     ****

Average Annual Total Returns1      As of 3/31/02
                    One     Five        Ten           Since
                    Year    Years      Years        Inception2
Class A             0.07%   4.39%   5.66% (5.64)   6.08% (6.06)
Class B            -2.00    4.53    5.60  (5.58)   6.04  (5.86)
Class C             0.66    4.22        N/A        4.66  (4.64)

Distributions and Yields            As of 2/28/02

                   Total Distributions     30-Day      Taxable Equivalent Yield5 at Tax Rates of
                   Paid for Six Months    SEC Yield         36%                  38.6%
Class A                   $0.24             3.85%        6.19%                 6.45%
Class B                   $0.23             3.72         5.98                  6.23
Class C                   $0.22             3.44         5.53                  5.76

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments LLC and Lipper
Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase. Class Z shares are not subject to a sales charge or distribution and service (12b-
1) fees. Without waiver of fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses. The cumulative and average annual total returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2 Inception dates: Class A, 1/22/90; Class B,
4/3/87; and Class C, 8/1/94.

3 The Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the six-month, one-year, five-year, ten-year, and since inception periods in the Lipper Pennsylvania Municipal Debt Funds category. Single-State Municipal Debt Funds limit their assets to those securities that are exempt from taxation in a specified state
(double tax-exempt) or city (triple tax-exempt).

4 The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

5 Taxable equivalent yields reflect federal and applicable state tax rates.

Investors cannot invest directly in an index.

The returns for the Lipper Average and the Lehman Brothers Municipal Bond Index would be lower if they included the effect of sales charges or taxes.

***Lipper Since Inception returns are 119.28%
for Class A, 158.17% for Class B, and 52.42% for Class C, based on all funds in each share class.

****Lehman Brothers Municipal Bond Index Since
Inception returns are 136.50% for Class A,
184.70% for Class B, and 64.56% for Class C, based on all funds in each share class.

(LOGO)                     April 17, 2002

DEAR SHAREHOLDER,
Our fiscal half-year ended February 28, 2002, was a noteworthy time in the municipal bond market. The U.S. economy slid into a recession for the first time in a decade even as the Federal Reserve (the Fed) continued to cut short-term interest rates in order to stimulate economic growth. In turn, state and local governments took advantage of the lower-rate environment by issuing a huge volume of bonds that, at times, hurt prices of outstanding bonds. Despite these obstacles, municipal bonds managed to return 1.99% over the period, outpacing the -1.67% return of the stock market as measured by the Lehman Brothers Municipal Bond and S&P 500 Composite index averages, respectively.

These numbers reflect a historic precedent concerning the behaviors of the equity and bond markets. Over time, these markets have moved counter to one another--that is, when one moves up, the other moves down, and vice versa. This underscores the importance of diversifying your investments among the different asset classes of fixed income, equities, and cash. Your financial professional can help determine the suitability of these investments, given your risk profile and long-term goals, as well as the appropriate mix to help you meet your investment needs.

The Series' investment adviser discusses developments in the municipal market and explains the Series' investments on the following pages.

Sincerely,

David R. Odenath, Jr., President
Prudential Municipal Series Fund

Prudential Municipal Series Fund  Pennsylvania Series

Semiannual Report  February 28, 2002

INVESTMENT ADVISER'S REPORT

PERFORMANCE
Pennsylvania Series' Class A shares returned
1.26% (without considering sales charges) for our six-month reporting period ended February
28, 2002, lagging the 1.39% return of its benchmark Lipper Pennsylvania Municipal Debt
Funds Average. For investors subject to the Class A shares' one-time initial sales charge, the Class A shares returned -1.78 % for the same period.

A CHALLENGING SIX MONTHS FOR MUNICIPAL BONDS
The returns of the Series and its benchmark
Lipper Average largely reflect the challenging conditions in the municipal bond market. Tax-exempt bonds faced two hurdles early in our reporting period. First, investors worried that declining short-term interest rates and lower taxes would eventually reinvigorate the U.S.
economy and lead to higher interest rates. This belief caused them to demand higher yields on municipal bonds in the final two months of 2001, which drove bond prices lower. Second, state and local governments hurriedly issued bonds in the final two months of 2001 because they also feared that short-term rates would rise in 2002. This burgeoning supply of debt securities often outpaced investor demand, thereby depressing municipal bond prices.


OUR COUPON "BARBELL" STRATEGY
Faced with this challenging market environment, we employed a barbell strategy in which the Series' assets were concentrated primarily in two types of municipal bond coupons. One side of our barbell consisted of intermediate-term bonds with high coupon rates that provided the Series with considerable interest income. Prices of these bonds tend to hold up relatively well when the municipal bond market sells off because investors want the solid income that they provide. The other side of our barbell consisted of zero coupon bonds. Zero coupon bonds are so named because they provide no interest income and are sold at discounted prices to make up for their lack of periodic interest payments. Zero coupon bonds are the most interest-rate sensitive of all bonds, and perform better than other types of debt securities when interest rates decline and bond prices move higher. Thus, we held zero coupon bonds for their potential price appreciation.

Prudential Municipal Series Fund  Pennsylvania Series

Semiannual Report  February 28, 2002

As it turned out, both sides of our barbell suffered in November and December 2001, though not to the same extent. Municipalities issued a barrage of bonds with high-coupon rates in late
2001 knowing that there was strong investor demand for them. However, the heavy supply temporarily hurt the prices of these bonds.
Meanwhile, zero coupon bonds were hard hit by fears that an imminent economic recovery would drive interest rates higher. The Series' heavy exposure to zero coupon bonds, such as those of Hopewell Area School District that mature in
2023, not only hurt its performance on an absolute basis, but it was also a key reason that the Series underperformed its benchmark
Lipper Average for our reporting period.

Another drag on the Series' relative
performance was its exposure to bonds issued by a Puerto Rico authority on behalf of AES Corp.
AES Corp. is building a coal-fired generating plant in Puerto Rico that will provide much-needed diversification to the islands' power requirements. However, the bonds performed poorly during our reporting period because
AES Corp. has suffered losses on some of its South American operations.

REBALANCING OUR COUPON BARBELL
In response to the bearish market conditions in late 2001, we trimmed the Series' zero coupon bond position in early 2002. We used the proceeds to purchase more bonds with high coupon rates such as certain general obligation bonds that mature in 2018. Prices of high coupon bonds began to improve in early 2002 as the "January effect" took hold. The January effect refers to an annual occurrence that drives municipal bond prices higher (and their yields lower) as investors reinvest cash from coupon payments, bond calls, and maturing bonds. During this time, municipal bond issuance slowed to a trickle as most state and local governments had not initiated borrowing for the new calendar year.

       www.PruFN.com  (800) 225-1852

LOOKING AHEAD
In 2002, we expect an increase in the amount of municipal bonds issued to raise "new" money compared with bonds sold for that purpose last year. State and local governments issue bonds primarily for two reasons--to raise new money to pay for projects and services and to replace older, higher-cost debt securities. (The latter enables them to save on interest expenses.)
Many state and local governments, plagued by revenue shortfalls, will be inclined to borrow money this year while interest rates are still at relatively low levels.

Given our belief that the economy will continue to rebound during 2002, we will look to increase exposure to the single-family housing bond sector. These securities afford higher relative current yields and should benefit as the economy recovers and the risk of significant mortgage prepayments subsides.

Prudential Municipal Series Fund Management Team

                        SEMIANNUAL REPORT
                        FEBRUARY 28, 2002

PRUDENTIAL
MUNICIPAL SERIES FUND/
PENNSYLVANIA SERIES


                        FINANCIAL STATEMENTS

       Prudential Municipal Series Fund      Pennsylvania Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)

                                                                         Principal
                                  Moody's        Interest     Maturity   Amount           Value
Description (a)                   Rating         Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  96.3%
----------------------------------------------------------------------------------------
Allegheny Cnty. Hosp. Dev.
 Auth. Rev.,
 Allegheny Gen. Hosp. Proj.,
 Ser. A, M.B.I.A.                 Aaa            6.25%         9/01/20   $    1,750(c)(f) $  2,002,683
 Magee-Womens Hosp., F.G.I.C.     Aaa            Zero         10/01/14        2,000          1,088,520
 Magee-Womens Hosp., F.G.I.C.     Aaa            Zero         10/01/16        2,000            960,520
 Magee-Womens Hosp., F.G.I.C.     Aaa            Zero         10/01/18        2,000            843,740
 Magee-Womens Hosp., F.G.I.C.     Aaa            Zero         10/01/19        4,000(f)       1,580,120
Allegheny Cnty. Ind. Dev. Auth.
 Rev., USX Proj., Ser. A          Baa1           6.70         12/01/20        1,500          1,540,455
Allegheny Cnty. San. Auth.
 Swr. Rev.,
 F.G.I.C.                         Aaa            Zero         12/01/15        1,625            830,359
 M.B.I.A.                         Aaa            5.50         12/01/20        2,500          2,634,725
 M.B.I.A.                         Aaa            5.50         12/01/30        3,000          3,120,870
Berks Cnty. G.O., C.A.B.S.,
 F.G.I.C.                         Aaa            Zero          5/15/16        2,900          1,429,323
Berks Cnty. Ind. Rev., Lutheran
 Home Proj., A.M.B.A.C.           Aaa            6.875         1/01/23        1,500          1,554,000
Berks Cnty. Mun. Auth. Hosp.
 Rev., Reading Hosp. Med. Ctr.
 Proj., M.B.I.A.                  Aaa            5.70         10/01/14        1,250          1,394,213
Bucks Cnty. Wtr. & Swr. Auth.
 Rev., Neshaminy Interceptor
 Swr. Sys., F.G.I.C.              Aaa            Zero         12/01/15        2,175          1,111,403
Canon McMillan Sch. Dist.,
 Ser. B, F.G.I.C.                 Aaa            5.50         12/01/29        3,000(h)       3,109,380
Carbon Cnty. Ind. Dev. Auth.
 Rfdg., Panther Creek Partners
 Proj.                            BBB-(d)        6.65          5/01/10        2,500          2,682,750

    See Notes to Financial Statements                                      7

       Prudential Municipal Series Fund      Pennsylvania Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)
Cont'd.

                                                                         Principal
                                  Moody's        Interest     Maturity   Amount           Value
Description (a)                   Rating         Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
Chartiers Valley Ind. Rev.,
 Friendship Village/South Hills   NR             6.75%         8/15/18   $    2,225       $  2,177,407
Chester Cnty. Hlth. & Ed. Facs.
 Auth. Hosp. Rev., Ser. A         Baa1           6.75          7/01/31        1,250          1,217,200
Clarion Cnty. Hosp. Auth. Rev.,
 Clarion Hosp. Proj.              BBB-(d)        5.625         7/01/21        1,000            849,750
Dauphin Cnty. G.O., Ser. 2,
 A.M.B.A.C.                       Aaa            5.50         11/15/15        1,295          1,397,784
Delaware Cnty. Auth. Rev.,
 Dunwoody Village Proj.           A(d)           6.25          4/01/30        1,000          1,030,620
Delaware Cnty. Ind. Dev. Auth.
 Rev.,
 Res. Recov. Facs., Ser. A        Baa3           6.00          1/01/09          500            525,675
 Res. Recov. Facs., Ser. A        Baa3           6.10          7/01/13        2,500          2,591,075
Delaware River Port Auth. PA &
 NJ Rev., F.G.I.C.                Aaa            5.40          1/01/16        2,750          2,880,048
Delaware Valley Reg. Fin.
 Auth., Local Govt. Rev., Ser.
 A, A.M.B.A.C.                    Aaa            5.50          8/01/28        6,000          6,431,520
Doylestown Hosp. Auth. Rev.,
 Pine Run Retirement, Ser. A      Baa1           7.20          7/01/23        3,180(c)       3,456,056
Erie Wtr. Auth. Rev., C.A.B.S.,
 Ser. A, M.B.I.A.                 Aaa            Zero         12/01/23        2,000            619,440
Greencastle Antrim Sch. Dist.,
 Rev., M.B.I.A.
 C.A.B.S., Ser. B                 Aaa            Zero          1/01/12        1,000            644,730
 C.A.B.S., Ser. B                 Aaa            Zero          1/01/13        1,000            608,810
Harbor Creek Sch. Dist., G.O.,
 Ser. D, F.G.I.C.                 Aaa            5.50          8/01/17        2,510          2,686,227
Harrisburg G.O., C.A.B.S.,
 Ser. D, A.M.B.A.C.               Aaa            Zero          3/15/15        2,380          1,259,091
Hopewell Area Sch. Dist., G.O.,
 C.A.B.S., F.S.A.                 Aaa            Zero          9/01/23        2,000            631,800
Indiana Cnty. Ind. Dev. Auth.,
 Poll. Ctrl. Rev., PSEG Pwr.
 Proj., A.M.T.                    Baa1           5.85          6/01/27        2,000          1,976,640

    8                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)
Cont'd.

                                                                         Principal
                                  Moody's        Interest     Maturity   Amount           Value
Description (a)                   Rating         Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
Lancaster Ind. Dev. Auth. Rev.
 Garden Spot Village Proj.,
 Ser. A                           NR             7.625%        5/01/31   $    1,650       $  1,674,915
Latrobe Ind. Dev. Auth. Rev.,
 St. Vincent Coll. Proj.          Baa1           5.70          5/01/31        1,000          1,004,340
Lower Pottsgrove Twnshp. Auth.
 Swr. Rev., Montgomery Cnty.,
 A.M.B.A.C.,
 Ser. A                           Aaa            Zero         11/01/13        1,155            669,946
 Ser. A                           Aaa            Zero         11/01/15        1,185            607,988
Luzerne Cnty. Ind. Dev. Auth.
 Rev., Gas & Wtr., Ser. B,
 A.M.T.                           A3             7.125        12/01/22        4,000          4,136,360
McKeesport Area Sch. Dist.,
 M.B.I.A.,
 C.A.B.S.                         Aaa            Zero         10/01/20        3,555          1,336,964
 C.A.B.S.                         Aaa            Zero         10/01/21        2,555            904,700
Montgomery Cnty. G.O.             Aaa            5.25          9/15/16        2,895          3,050,462
Mount Pleasant Bus. Dist. Auth.
 Hosp. Rev., Frick Hosp.          BBB(d)         5.75         12/01/27        1,000            929,050
Northampton Cnty. Gen. Purp.
 Auth. Rev., F.S.A.               Aaa            5.75         10/01/18        3,910          4,283,483
Northampton Cnty. Higher Ed.
 Auth. Rev., Moravian Coll.,
 A.M.B.A.C.                       Aaa            6.25          7/01/11        2,195          2,558,053
Northeastern Hosp. & Ed. Auth.
 Coll. Rev., Kings Coll. Proj.,
 Ser. B                           BBB(d)         6.00          7/15/18        3,235          3,265,215
Northumberland Cnty. Ind. Dev.
 Auth. Rev., Roaring Creek
 Wtr., A.M.T.                     NR             6.375        10/15/23        1,000            978,450
Penn Hills Twnshp., G.O.,
 Ser. A, A.M.B.A.C.               Aaa            Zero          6/01/10        1,535          1,077,631
Penn Hills, G.O., Ser. B,
 A.M.B.A.C.                       Aaa            Zero         12/01/18        1,360            592,498
Pennsylvania Convention Ctr.
 Auth. Rev., Ser. A, F.G.I.C.     Aaa            6.00          9/01/19        5,445          6,269,155

    See Notes to Financial Statements                                      9

       Prudential Municipal Series Fund      Pennsylvania Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)
Cont'd.

                                                                         Principal
                                  Moody's        Interest     Maturity   Amount           Value
Description (a)                   Rating         Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
Pennsylvania Econ. Dev. Auth.,
 Waste Wtr. Treatment Rev., Sun
 Co., R & M Proj., Ser. A,
 A.M.T.                           Baa2           7.60%        12/01/24   $    3,500       $  3,764,250
Pennsylvania Econ. Dev. Fin.
 Auth., Exempt Facs. Rev.,
 Amtrak Proj., Ser. A, A.M.T.     A3             6.25         11/01/31        2,000          2,028,340
Pennsylvania Hsg. Fin. Agcy.
 Single Family Mtge., A.M.T.      Aa2            8.555(b)      4/01/25        2,100          2,157,750
Pennsylvania St. Higher Ed.
 Facs. Auth. Rev.,
 Drexel Univ.                     A(d)           6.00          5/01/29        2,500(f)       2,610,675
 Philadelphia Univ.               Baa3           6.00          6/01/29        2,100(f)       2,205,672
 Philadelphia Univ.               Baa3           6.10          6/01/30          750            789,225
 Ursinus Coll., Ser. A            A-(d)          5.90          1/01/27        1,925          1,982,615
Pennsylvania St. Tpke. Comn.
 Tpke. Rev. Rfdg., Ser. S         Aa3            5.50          6/01/15        1,000          1,087,930
Philadelphia Sch. Dist., G.O.,
 Ser. A, F.S.A.                   Aaa            5.50          2/01/17        1,000          1,065,696
Philadelphia Auth. Ind. Dev.
 Arpt., Rev., A.M.T.              NR             5.50          1/01/24        2,500          1,919,350
Philadelphia Auth., Ind. Dev.
 Lease Rev., Ser. B, F.S.A.       Aaa            5.50         10/01/18        2,000          2,118,500
Philadelphia Hosps. & Higher
 Ed. Facs. Auth. Rev.,
 Childrens' Seashore House,
 Ser. A                           A+(d)          7.00          8/15/12        1,000          1,040,850
 Childrens' Seashore House,
 Ser. A                           A+(d)          7.00          8/15/17        1,000          1,040,850
 Childrens' Seashore House,
 Ser. B                           A+(d)          7.00          8/15/12          500            520,190
 Grad. Hlth. Sys.                 Ca             7.25          7/01/18        1,832(g)          36,448
Philadelphia Ind. Dev. Auth.
 Rev., Nat'l. Brd. of Med.
 Examiners Proj.                  NR             6.75          5/01/12        5,000(c)(f)    5,143,900
Pittsburgh Sch. Dist., G.O.,
 F.S.A.                           Aaa            5.50          9/01/17        2,000          2,104,120

    10                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)
Cont'd.

                                                                         Principal
                                  Moody's        Interest     Maturity   Amount           Value
Description (a)                   Rating         Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
Pittsburgh Urban Redev. Auth.,
 Mtge. Rev., Ser. A., A.M.T.      Aa2            6.25%        10/01/28   $      925       $    972,980
Pittsburgh Wtr. & Swr. Auth.,
 Wtr. & Swr. Sys. Rev., Ser. A,
 F.G.I.C.                         Aaa            6.50          9/01/13        5,000          5,985,300
Puerto Rico Comnwlth.,
 G.O., F.G.I.C.                   Aaa            5.50          7/01/14        1,500(e)       1,667,700
 Pub. Impvt. Rfdg., M.B.I.A.      Aaa            7.00          7/01/10          720            878,163
 Rites PA 625, A.M.B.A.C.         NR             12.639(b)     7/01/10        2,015          2,900,270
 Rites PA 642A, M.B.I.A.          NR             10.159(b)     7/01/10        1,500          1,914,690
Puerto Rico Ind. Tourist Edl.
 Cogen Fac. Aes Puerto Rico
 Proj.                            Baa2           6.625         6/01/26        2,500          2,599,925
Schuylkill Cnty. Ind. Dev.
 Auth. Rev.,
 Pine Grove Landfill Inc.,
 A.M.T.                           BBB(d)         5.10         10/01/19        1,500          1,477,035
 Schuykill Engy., A.M.T.          NR             6.50          1/01/10        2,930          2,945,646
Scranton-Lackawanna Hlth. &
 Welfare Auth. Rev., Univ. of
 Scranton Proj., Ser. C           NR             6.50          3/01/15        2,250(c)(f)    2,295,945
Springfield Sch. Dist.,
 Delaware Cnty., G.O., F.S.A.     Aaa            5.50          3/15/17        2,450          2,623,705
Unity Twnshp. Mun. Auth., Gtd.
 Swr. Rev., A.M.B.A.C.
 C.A.B.S.                         Aaa            Zero         11/01/11        1,035            678,018
 C.A.B.S.                         Aaa            Zero         11/01/12        1,035            642,942
 C.A.B.S.                         Aaa            Zero         11/01/13        1,035            606,541
Virgin Islands Pub. Fin. Auth.
 Rev., Rfdg. Matching Loan
 Nts., Ser. A                     AAA(d)         7.25         10/01/18        1,950(c)       2,056,704
Washington Cnty. Hosp. Auth.
 Rev., Monongahela Valley Hosp.   A2             6.75         12/01/08        2,750          2,851,915
West Shore Area Hosp. Auth.
 Rev., Holy Spirit Hosp. Proj.    BBB+(d)        6.25          1/01/32        1,000            997,210

    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund      Pennsylvania Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)
Cont'd.

                                                                         Principal
                                  Moody's        Interest     Maturity   Amount           Value
Description (a)                   Rating         Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
Westmoreland Cnty. Ind. Rev.
 Gtd., Valley Landfill Proj.,
 A.M.T.                           BBB(d)         5.10%         5/01/18   $    1,000       $    984,600
Westmoreland Cnty., Rev.
 C.A.B.S., F.G.I.C.               AAA(d)         Zero         12/01/19        5,750          2,275,045
                                                                                          ------------
Total long-term investments
 (cost $151,339,271)                                                                       159,176,839
                                                                                          ------------
SHORT-TERM INVESTMENTS  5.8%
Delaware Cnty. Ind. Dev. Auth.,
 Poll. Ctrl. Rev., BP Oil Inc.
 Proj.                            Aa1            1.30          3/05/02        1,700          1,700,000
Delaware River Port Auth. PA &
 NJ Rev., Mun. Secs. Trust
 Rcpts. Series SGA 89, F.S.A.     AAA.           1.35          3/05/02        1,300          1,300,000
Lehigh Cnty. Gen. Purp. Auth.
 Rev., St. Lukes Hosp. Proj.      A+(d)          1.30          3/19/02        1,300          1,300,000
Mun. Secs. Trust Cert., G.O.,
 Ser. 2000-110, Class A           AA(d)          1.35          3/01/02        1,020          1,020,000
Pennsylvania St. Higher Edl.
 Facs. Auth. Rev., Carnegie
 Mellon Univ., Ser. D             AA-(d)         1.30          3/05/02        1,600          1,600,000
Schuylkill Cnty. Ind. Dev.
 Auth. Rev., Recov. Rev.,
 Northeastern Pwr., Ser. B,
 A.M.T.                           AA+(d)         1.45          3/14/02        2,700          2,700,000
                                                                                          ------------
Total short-term investments
 (cost $9,620,000)                                                                           9,620,000
                                                                                          ------------
Total Investments  102.1%
 (cost $160,959,271; Note 5)                                                               168,796,839
Liabilities in excess of other
 assets  (2.1)%                                                                             (3,425,279)
                                                                                          ------------
Net Assets  100%                                                                          $165,371,560
                                                                                          ------------
                                                                                          ------------

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)
Cont'd.
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    C.A.B.S.--Capital Appreciation Bonds.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.S.A.--Financial Security Assurance.
    G.O.--General Obligation.
    M.B.I.A.--Municipal Bond Insurance Corporation.
(b) Inverse floating rate fond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d) Standard & Poor's Rating.
(e) Represents a when-issued security.
(f) All or partial principal amount is segregate as collateral for when-issued security.
(g) Defaulted security.
(h) Partial principal amount pledged as collateral for financial futures contracts.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund      Pennsylvania Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 28, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $160,959,271)                          $ 168,796,839
Cash                                                                      43,580
Dividends and interest receivable                                      2,204,300
Receivable for Series shares sold                                        158,750
Prepaid expenses                                                           3,798
                                                                 -----------------
      Total assets                                                   171,207,267
                                                                 -----------------
LIABILITIES
Payable for investments purchased                                      5,342,641
Payable for Series shares reacquired                                     309,779
Dividends payable                                                         65,418
Management fee payable                                                    63,003
Distribution fee payable                                                  39,401
Deferred trustee's fees                                                    8,922
Accrued expenses                                                           4,431
Due to broker--variaton margin                                             2,112
                                                                 -----------------
      Total liabilities                                                5,835,707
                                                                 -----------------
NET ASSETS                                                         $ 165,371,560
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $     159,169
   Paid-in capital in excess of par                                  156,856,262
                                                                 -----------------
                                                                     157,015,431
   Overdistribution of net investment income                             (42,711)
   Accumulated net realized gain on investments                          561,911
   Net unrealized appreciation on investments                          7,836,929
                                                                 -----------------
Net assets, February 28, 2002                                      $ 165,371,560
                                                                 -----------------
                                                                 -----------------

    14                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                 February 28, 2002
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($124,227,402 / 11,955,850 shares of beneficial interest
      issued and outstanding)                                             $10.39
   Maximum sales charge (3% of offering price)                               .32
                                                                 -----------------
   Maximum offering price to public                                       $10.71
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($40,408,076 / 3,890,185 shares of beneficial
      interest issued and outstanding)                                    $10.39
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share ($736,082 /
      70,863 shares of beneficial interest issued and
      outstanding)                                                        $10.39
   Sales charge (1% of offering price)                                       .10
                                                                 -----------------
   Offering price to public                                               $10.49
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     15

       Prudential Municipal Series Fund      Pennsylvania Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 4,778,089
                                                                 -----------------
Expenses
   Management fee                                                       407,307
   Distribution fee--Class A                                            153,181
   Distribution fee--Class B                                             99,016
   Distribution fee--Class C                                              2,892
   Custodians's fees and expenses                                        51,000
   Transfer agent's fees and expenses                                    44,000
   Reports to shareholders                                               20,000
   Registration fees                                                     15,000
   Legal fees and expenses                                                8,000
   Audit fee                                                              6,000
   Trustees' fees                                                         5,000
   Miscellaneous                                                            921
                                                                 -----------------
      Total expenses                                                    812,317
Less: Custodian fee credit                                                 (674)
                                                                 -----------------
   Net expenses                                                         811,643
                                                                 -----------------
Net investment income                                                 3,966,446
                                                                 -----------------
                                                                 -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gains on:
   Investment transactions                                              536,539
   Financial futures transactions                                       123,175
   Interest rate swaps                                                   91,449
                                                                 -----------------
                                                                        751,163
                                                                 -----------------
Net change in unrealized appreciation (depreciation) on:
   Investment transactions                                           (2,672,857)
   Financial futures transactions                                          (639)
   Interest rate swaps                                                  (35,014)
                                                                 -----------------
                                                                     (2,708,510)
                                                                 -----------------
Net loss on investments                                              (1,957,347)
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 2,009,099
                                                                 -----------------
                                                                 -----------------

    16                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months             Year
                                                       Ended               Ended
                                                 February 28, 2002    August 31, 2001
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                           $   3,966,446       $   8,013,961
   Net realized gain investment transactions             751,163             243,290
   Net change in unrealized appreciation
      (depreciation) of investments                   (2,708,510)          7,139,235
                                                 -----------------    ---------------
   Net increase in net assets resulting from
      operations                                       2,009,099          15,396,486
                                                 -----------------    ---------------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A                                         (3,052,300)         (5,864,119)
      Class B                                           (939,317)         (2,127,628)
      Class C                                            (17,540)            (22,214)
                                                 -----------------    ---------------
                                                      (4,009,157)         (8,013,961)
                                                 -----------------    ---------------
   Distributions from net realized gains
      Class A                                                 --             (33,093)
      Class B                                                 --             (12,788)
      Class C                                                 --                (140)
                                                 -----------------    ---------------
                                                              --             (46,021)
                                                 -----------------    ---------------
Fund share transactions (net of share
   conversions) (Note 6):
   Net proceeds from shares sold                       7,482,206          10,569,698
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    2,254,782           4,429,334
   Cost of shares reacquired                          (7,921,541)        (20,992,440)
                                                 -----------------    ---------------
   Net increase (decrease) in net assets from
      Series share transactions                        1,815,447          (5,993,408)
                                                 -----------------    ---------------
Total increase (decrease)                               (184,611)          1,343,096
NET ASSETS
Beginning of period                                  165,556,171         164,213,075
                                                 -----------------    ---------------
End of period                                      $ 165,371,560       $ 165,556,171
                                                 -----------------    ---------------
                                                 -----------------    ---------------

    See Notes to Financial Statements                                     17

       Prudential Municipal Series Fund      Pennsylvania Series
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of six series. The monies of each series are invested in separate, independently managed portfolios. The Pennsylvania Series (the 'Series') commenced investment operations on April 3, 1987. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and applicable state income taxes with a minimum of risk by investing in 'investment grade' tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    The Series values municipal securities
(including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain
(loss) on financial futures contracts.
    18

       Prudential Municipal Series Fund      Pennsylvania Series
             Notes to Financial Statements (Unaudited) Cont'd.

      The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Inverse Floaters:    The Series invests in variable rate securities
commonly called 'inverse floaters'. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other securities or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a 'leverage factor' whereby the interest rate moves inversely by a 'factor' to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

      Options:    The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Series' principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain
(loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain
(loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written option transactions.

      The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying
                                                                          19

       Prudential Municipal Series Fund      Pennsylvania Series
             Notes to Financial Statements (Unaudited) Cont'd.

the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Interest Rate Swaps:    The Series may enter into interest rate swap
agreements. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

      During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by 'marking-to-market' to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series' basis in the contract, if any.

      The Series is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends are made monthly. Distributions of net capital gains, if any, are made annually.
    20

       Prudential Municipal Series Fund      Pennsylvania Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Series has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'), formerly known as Prudential Investments Fund Management LLC. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'), formerly known as The Prudential Investment Corporation. The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Series. The Series compensated PIMS for distributing and servicing the Series' Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly.

      Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plan were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended February 28, 2002.

      PIMS has advised the Series that they have received approximately $23,600 and $2,800 in front-end sales charges resulting from sales of Class A and Class C shares, respectively during the six months ended February 28, 2002. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.
                                                                          21

       Prudential Municipal Series Fund      Pennsylvania Series
             Notes to Financial Statements (Unaudited) Cont'd.

      PIMS has advised the Series that for the six months ended February 28, 2002, they received approximately $15,300 and $10 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Series, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. Effective September 14, 2001, the maximum commitment under the SCA was increased from $500 million to $930 million through December 31, 2001. Effective January 1, 2002, the commitment was reduced to $500 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is May 3, 2002. Prior to March 7, 2001, the maximum commitment was $1 billion. All other terms and conditions are unchanged. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Series did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended February 28, 2002, the Series incurred fees of approximately $41,400 for the services of PMFS. Transfer agent fees and expenses in the Statement of Operations includes certain out-of-pocket expenses paid to nonaffiliates.

      Effective November 1, 2001, the series pays networking fees to Prudential Securities, Inc. ('PSI'), an affiliate and an indirect, wholly-owned subsidiary of Prudential. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The total amount paid to PSI during the period was approximately $2,000 and is included in transfer agent's fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 2002 were $28,920,262 and $28,180,235, respectively.
    22

       Prudential Municipal Series Fund      Pennsylvania Series
             Notes to Financial Statements (Unaudited) Cont'd.

      During the six months ended February 28, 2002, the Series entered into financial futures contracts. Details of financial futures contracts open at period end are as follows:

                                                   Value at        Value at
Number of                         Expiration     February 28,       Trade          Unrealized
Contracts           Type             Date            2002            Date         Depreciation
---------     ----------------    -----------    ------------     ----------     --------------
                   Long:
               U.S. Treasury
    12          Bond Futures      Mar. 2002       $1,234,875      $1,235,514        $   (639)

Note 5. Tax Information
For federal income tax purposes, the Series had a capital loss carryforward at August 31, 2001 of approximately $189,200 expiring in 2009. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amount.

      The United States federal income tax basis of the Series' investments and the net unrealized depreciation as of February 28, 2002 were as follows:

                                                    Total Net
                                                    Unrealized
 Tax Basis       Appreciation     Depreciation     Appreciation
------------     ------------     ------------     ------------
$160,959,271     $ 10,359,939     $ (2,522,371)     $ 7,837,568

Note 6. Capital
The Series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Special exchange privileges are also available for shareholders who qualify to purchase Class A shares at net asset value.

      The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
                                                                          23

       Prudential Municipal Series Fund      Pennsylvania Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 28, 2002:
Shares sold                                                      285,592    $  2,955,891
Shares issued in reinvestment of dividends and distributions     168,652       1,743,265
Shares reacquired                                               (583,601)     (6,055,269)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (129,357)     (1,356,113)
Shares issued upon conversion from Class B                       367,057       3,786,071
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    237,700    $  2,429,958
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                      328,702    $  3,380,920
Shares issued in reinvestment of dividends and distributions     320,637       3,273,603
Shares reacquired                                             (1,518,340)    (15,488,367)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (869,001)     (8,833,844)
Shares issued upon conversion from Class B                     1,738,636      17,678,007
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    869,635    $  8,844,163
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Six months ended February 28, 2002:
Shares sold                                                      408,939    $  4,238,902
Shares issued in reinvestment of dividends and distributions      48,527         501,620
Shares reacquired                                               (159,676)     (1,654,250)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     297,790       3,086,272
Shares issued upon conversion from Class B                      (367,057)     (3,786,071)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    (69,267)   $   (699,799)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                      677,406    $  6,929,825
Shares issued in reinvestment of dividends and distributions     111,864       1,140,378
Shares reacquired                                               (528,914)     (5,389,353)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     260,356       2,680,850
Shares reacquired upon conversion from Class B                (1,739,194)    (17,678,007)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                 (1,478,838)   $(14,997,157)
                                                              ----------    ------------
                                                              ----------    ------------

    24

       Prudential Municipal Series Fund      Pennsylvania Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 28, 2002:
Shares sold                                                       27,566    $    287,413
Shares issued in reinvestment of dividends and distributions         957           9,897
Shares reacquired                                                (20,793)       (212,022)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                      7,730    $     85,288
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                       25,273    $    258,953
Shares issued in reinvestment of dividends and distributions       1,506          15,353
Shares reacquired                                                (11,335)       (114,720)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     15,444    $    159,586
                                                              ----------    ------------
                                                              ----------    ------------

       Prudential Municipal Series Fund      Pennsylvania Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   10.52
                                                                 -----------------
Income from investment operations
Net investment income                                                      .24
Net realized and unrealized gain (loss) on investment
transactions                                                              (.13)
                                                                 -----------------
   Total from investment operations                                        .11
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.24)
Distributions in excess of net investment income                            --
Distributions from net realized gains                                       --
                                                                 -----------------
   Total distributions                                                    (.24)
                                                                 -----------------
Net asset value, end of period                                       $   10.39
                                                                 -----------------
                                                                 -----------------
TOTAL INVESTMENT RETURN(b):                                               1.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 124,227
Average net assets (000)                                             $ 123,561
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .93%(d)
   Expenses, excluding distribution and service (12b-1) fees               .68%(d)
   Net investment income                                                  4.93%(d)
For Class A, B and C shares:
   Portfolio turnover rate                                                  18%

------------------------------
(a) Net of management fee waiver.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    26                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  10.05             $  10.13             $  10.92             $  10.73             $  10.49
----------------     ----------------     ----------------         --------             --------
         .51                  .53                  .53                  .57                  .59(a)
         .47                 (.05)                (.67)                 .21                  .33
----------------     ----------------     ----------------         --------             --------
         .98                  .48                 (.14)                 .78                  .92
----------------     ----------------     ----------------         --------             --------
        (.51)                (.53)                (.53)                (.57)                (.59)
          --                   --                   --                   --(c)                --(c)
          --(c)              (.03)                (.12)                (.02)                (.09)
----------------     ----------------     ----------------         --------             --------
        (.51)                (.56)                (.65)                (.59)                (.68)
----------------     ----------------     ----------------         --------             --------
    $  10.52             $  10.05             $  10.13             $  10.92             $  10.73
----------------     ----------------     ----------------         --------             --------
----------------     ----------------     ----------------         --------             --------
       10.07%                4.98%               (1.35)%               7.55%                9.01%
    $123,254             $109,068             $104,210             $ 97,794             $ 89,604
    $116,925             $106,181             $104,460             $ 96,053             $ 83,552
         .93%                 .90%                 .84%                 .77%                 .72%(a)
         .68%                 .65%                 .64%                 .67%                 .62%(a)
        4.97%                5.31%                5.00%                5.26%                5.60%(a)
          35%                  21%                  23%                  13%                  21%

    See Notes to Financial Statements                                     27

       Prudential Municipal Series Fund      Pennsylvania Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.52
                                                                     --------
Income from investment operations
Net investment income                                                     .23
Net realized and unrealized gain (loss) on investment
transactions                                                             (.13)
                                                                     --------
   Total from investment operations                                       .10
                                                                     --------
Less distributions
Dividends from net investment income                                     (.23)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
                                                                     --------
   Total distributions                                                   (.23)
                                                                     --------
Net asset value, end of period                                        $ 10.39
                                                                     --------
                                                                     --------
TOTAL INVESTMENT RETURN(b):                                              1.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $40,408
Average net assets (000)                                              $39,935
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             1.18%(d)
   Expenses, excluding distribution and service (12b-1) fees              .68%(d)
   Net investment income                                                 4.69%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    28                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  10.05             $  10.13             $  10.92             $  10.72             $  10.49
----------------     ----------------     ----------------     ----------------     ----------------
         .48                  .50                  .50                  .53                  .55(a)
         .47                 (.05)                (.67)                 .22                  .32
----------------     ----------------     ----------------     ----------------     ----------------
         .95                  .45                 (.17)                 .75                  .87
----------------     ----------------     ----------------     ----------------     ----------------
        (.48)                (.50)                (.50)                (.53)                (.55)
          --                   --                   --                   --(c)                --(c)
          --(c)              (.03)                (.12)                (.02)                (.09)
----------------     ----------------     ----------------     ----------------     ----------------
        (.48)                (.53)                (.62)                (.55)                (.64)
----------------     ----------------     ----------------     ----------------     ----------------
    $  10.52             $  10.05             $  10.13             $  10.92             $  10.72
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        9.79%                4.72%               (1.65)%               7.13%                8.58%
    $ 41,638             $ 54,665             $ 88,519             $117,678             $135,275
    $ 44,507             $ 68,309             $104,860             $125,306             $148,394
        1.18%                1.15%                1.14%                1.17%                1.12%(a)
         .68%                 .65%                 .64%                 .67%                 .62%(a)
        4.74%                5.06%                4.70%                4.87%                5.20%(a)

    See Notes to Financial Statements                                     29

       Prudential Municipal Series Fund      Pennsylvania Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.52
                                                                      -------
Income from investment operations
Net investment income                                                     .22
Net realized and unrealized gain (loss) on investment
transactions                                                             (.13)
                                                                      -------
   Total from investment operations                                       .09
                                                                      -------
Less distributions
Dividends from net investment income                                     (.22)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
                                                                      -------
   Total distributions                                                   (.22)
                                                                      -------
Net asset value, end of period                                        $ 10.39
                                                                      -------
                                                                      -------
TOTAL INVESTMENT RETURN(b):                                              1.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $   736
Average net assets (000)                                              $   778
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             1.43%(d)
   Expenses, excluding distribution and service (12b-1) fees              .68%(d)
   Net investment income                                                 4.49%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    30                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
     $10.05               $10.13               $10.92               $10.72               $10.49
    -------              -------              -------              -------              -------
        .46                  .48                  .47                  .50                  .52(a)
        .47                 (.05)                (.67)                 .22                  .32
    -------              -------              -------              -------              -------
        .93                  .43                 (.20)                 .72                  .84
    -------              -------              -------              -------              -------
       (.46)                (.48)                (.47)                (.50)                (.52)
         --                   --                   --                   --(c)                --(c)
         --(c)              (.03)                (.12)                (.02)                (.09)
    -------              -------              -------              -------              -------
       (.46)                (.51)                (.59)                (.52)                (.61)
    -------              -------              -------              -------              -------
     $10.52               $10.05               $10.13               $10.92               $10.72
    -------              -------              -------              -------              -------
    -------              -------              -------              -------              -------
       9.52%                4.46%               (1.91)%               6.86%                8.31%
     $  664               $  479               $  882               $1,113               $  471
     $  493               $  655               $1,075               $  661               $  678
       1.43%                1.40%                1.39%                1.42%                1.37%(a)
        .68%                 .65%                 .64%                 .67%                 .62%(a)
       4.47%                4.79%                4.46%                4.60%                4.95%(a)

    See Notes to Financial Statements                                     31

Prudential Municipal Series Fund  Pennsylvania Series

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852.
Read the prospectus carefully before you invest or send money.

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-----------------------------------------
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

              www.PruFN.com  (800) 225-1852

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Prudential National Municipals Fund, Inc.

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Prudential Global Total Return Fund, Inc.

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  Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**
----------------------------------------------
Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
  Money Market Series

* This Fund is not a direct purchase money fund and is only an exchangeable money fund.
**Not exchangeable with the Prudential mutual funds.

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Prudential Municipal Series Fund  Pennsylvania Series

Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood.
And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs):
Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls-- sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

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          www.PruFN.com  (800) 225-1852

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold
(converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values;
often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

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Prudential Municipal Series Fund  Pennsylvania Series

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual
Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered representative.
Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS
RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge-- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction.
There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

         www.PruFN.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment
   Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment
  Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Fund Symbols    Nasdaq      CUSIP
  Class A       PMPAX     74435M879
  Class B       PBPAX     74435M887
  Class C       PPNCX     74435M481

The views expressed in this report and
information about the Series' portfolio
holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2002, were not audited and, accordingly, no opinion is expressed on them.

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(LOGO)

Fund Symbols     Nasdaq     CUSIP
  Class A        PMPAX    74435M879
  Class B        PBPAX    74435M887
  Class C        PPNCX    74435M481

MF132E2  IFS-A070395

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.